As filed with the Securities and Exchange Commission on October 29, 1996
                           Registration No. 33-45890*




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6
                                   ----------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.  Exact name of trust:


                  INSURED MUNICIPAL SECURITIES TRUST, SERIES 29, NEW YORK NAVIGATOR INSURED SERIES 11 & NEW JERSEY NAVIGATOR INSURED SERIES 8, SERIES 30 & NEW YORK NAVIGATOR INSURED SERIES 12 AND NEW YORK NAVIGATOR INSURED SERIES 15 & NEW JERSEY NAVIGATOR INSURED SERIES 11


B.  Name of depositors:                     REICH & TANG DISTRIBUTORS L.P.
                                            GRUNTAL & CO., INCORPORATED

C.  Complete address of depositor's principal executive office:

                  Reich & Tang Distributors L.P.    Gruntal & Co., Incorporated
                  600 Fifth Avenue                  14 Wall Street
                  New York, New York 10020          New York, New York 10005

D.  Name and complete address of agent for service:


PETER J. DeMARCO                            LEE FENSTERSTOCK                            Copy of comments to:
Executive Vice President                    President                                   MICHAEL R. ROSELLA, ESQ.
Reich & Tang                                Gruntal & Co., Incorporated                 Battle Fowler LLP
 Distributors L.P.                          14 Wall Street                              75 East 55th Street
600 Fifth Avenue                            New York, NY 10005                          New York, NY 10022
New York, New York 10020                                                                (212) 856-6858


       It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485. /x/ on (October 27, 1996) pursuant to paragraph (b) of Rule 485.
/ /  60 days after filing pursuant to paragraph (a) of Rule 485.
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485.



* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Insured Municipal Securities Trust, Series 29, New York Navigator Insured Series 11 & New Jersey Navigator Insured Series 8, Series 30 & New York Navigator Insured Series 12, and New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-45890, 33-53124, and 33-50891 respectively) under the Act. This filing constitutes Post-Effective Amendment No. 4 for Insured Municipal Securities Trust, Series 29, New York Navigator Insured Series 11 & New Jersey Navigator Insured Series 8 and Series 30 & New York Navigator Insured Series 12 and Post-Effective Amendment No. 3 for Insured Municipal Securities Trust, New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11.

      Each of the Registrants has registered an indefinite number of securities under the Act pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended June 30, 1996 on August 23, 1996.


138866.1

                      INSURED MUNICIPAL SECURITIES TRUST,
                SERIES 29, NEW YORK NAVIGATOR INSURED SERIES 11
                   AND NEW JERSEY NAVIGATOR INSURED SERIES 8,
              SERIES 30 AND NEW YORK NAVIGATOR INSURED SERIES 12,
                      NEW YORK NAVIGATOR INSURED SERIES 15
                   AND NEW JERSEY NAVIGATOR INSURED SERIES 11

                             CROSS-REFERENCE SHEET

                      Pursuant to Rule 404 of Regulation C
                        under the Securities Act of 1933

                 (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


             Form N-8B-2                                                  Form S-6
             Item Number                                            Heading in Prospectus


                    I. Organization and General Information
 1.     (a)   Name of trust...................                   Front Cover of Prospectus
        (b)   Title of securities issued......                           "
 2.     Name and address of each depositor..                     The Sponsor
 3.     Name and address of trustee.........                     The Trustee
 4.     Name and address of principal
           underwriters......................                    The Sponsor
 5.     State of organization of trust......                     Organization
 6.     Execution and termination of
           trust agreement...................                    Trust Agreement, Amendment and
                                                                         Termination
 7.     Changes of name.....................                     Not Applicable
 8.     Fiscal year.........................                             "
 9.     Litigation..........................                     None

        II. General Description of the Trust and Securities of the Trust

10.     (a) Registered or bearer
              securities......................                   Certificates
        (b) Cumulative or distributive
              securities......................                   Interest and Principal Distributions
        (c) Redemption......................                     Trustee Redemption
        (d) Conversion, transfer, etc.......                     Certificates, Sponsor Repurchase,
                                                                         Trustee Redemption, Exchange
                                                                         Privilege and Conversion Offer
        (e) Periodic payment plan...........                     Not Applicable
        (f) Voting rights...................                     Trust Agreement, Amendment and
                                                                         Termination
        (g)   Notice to certificateholders....                   Records, Portfolio, Trust Agreement,
                                                                         Amendment and Termination, The
                                                                         Sponsor, The Trustee
        (h)   Consents required...............                   Trust Agreement, Amendment and
                                                                         Termination
        (i)   Other provisions................                   Tax Status
11.     Type of securities
           comprising units..................                    Objectives, Portfolio, Description
                                                                         of Portfolio
12.     Certain information regarding
           periodic payment certificates.....                    Not Applicable


                                      -i-
133424.1


             Form N-8B-2                                                       Form S-6
             Item Number                                               Heading in Prospectus


13.     (a)   Load, fees, expenses, etc.......                   Summary of Essential Information,
                                                                         Offering Price, Volume and Other
                                                                         Discounts, Sponsor's and
                                                                         Underwriters' Profits, Total
                                                                         Reinvestment Plan, Trust Expenses
                                                                         and Charges
        (b)   Certain information regarding
              periodic payment certificates...                   Not Applicable
        (c)   Certain percentages.............                   Summary of Essential Information,
                                                                         Offering Price, Total Reinvestment
                                                                         Plan
        (d)   Price differences...............                   Volume and Other Discounts
        (e)   Other loads, fees, expenses.....                   Certificates
        (f)   Certain profits receivable
              by depositors, principal
              underwriters, trustee or
              affiliated persons..............                   Sponsor's and Underwriters' Profits
        (g)   Ratio of annual charges
              to income.......................                   Not Applicable
14.     Issuance of trust's securities......                     Organization, Certificates
15.     Receipt and handling of payments
           from purchasers...................                    Organization
16.     Acquisition and disposition of
           underlying securities.............                    Organization, Objectives, Portfolio,
                                                                         Portfolio Supervision
17.     Withdrawal or redemption............                     Comparison of Public Offering Price,
                                                                         Sponsor's Repurchase Price and
                                                                         Redemption Price, Sponsor
                                                                         Repurchase, Trustee Redemption
18.     (a)   Receipt, custody and
              disposition of income...........                   Distribution Elections, Interest and
                                                                         Principal Distributions, Records,
                                                                         Total Reinvestment Plan
        (b)   Reinvestment of distributions...                   Total Reinvestment Plan
        (c)   Reserves or special funds.......                   Interest and Principal Distributions
        (d)   Schedule of distributions.......                   Not Applicable
19.     Records, accounts and reports.......                     Records, Total Reinvestment Plan
20.     Certain miscellaneous provisions
           of trust agreement................                    Trust Agreement, Amendment and
                                                                         Termination
        (a)   Amendment.......................                           "
        (b)   Termination.....................                           "
        (c)   and (d) Trustee, removal and
              successor.......................                   The Trustee
        (e)   and (f) Depositor, removal
              and successor...................                   The Sponsor
21.     Loans to security holders...........                     Not Applicable
22.     Limitations on liability............                     The Sponsor, The Trustee,
                                                                         The Evaluator
23.     Bonding arrangements................                     Part II--Item A
24.     Other material provisions
           of trust agreement................                    Not Applicable

        III. Organization, Personnel and Affiliated Persons of Depositor

25.     Organization of depositor...........                     The Sponsor
26.     Fees received by depositor..........                     Not Applicable
27.     Business of depositor...............                     The Sponsor


                                      -ii-
133424.1


             Form N-8B-2                                                     Form S-6
             Item Number                                                Heading in Prospectus


28.     Certain information as to
           officials and affiliated
           persons of depositor..............                    Part II--Item C
29.     Voting securities of depositor......                     Not Applicable
30.     Persons controlling depositor.......                             "
31.     Payments by depositor for certain
           services rendered to trust........                            "
32.     Payment by depositor for certain
           other services rendered to trust..                            "
33.     Remuneration of employees of
        depositor for certain services
        rendered to trust...................                             "
34.     Remuneration of other persons for
        certain services rendered to trust..                             "

                 IV. Distribution and Redemption of Securities

35.     Distribution of trust's
           securities by states..............                    Distribution of Units
36.     Suspension of sales of
           trust's securities................                    Not Applicable
37.     Revocation of authority
           to distribute.....................                            "
38.     (a)   Method of distribution..........                   Distribution of Units, Total
                                                                         Reinvestment Plan
        (b)   Underwriting agreements.........                           "
        (c)   Selling agreements..............                           "
39.     (a)   Organization of principal
              underwriters....................                   The Sponsor
        (b)   N.A.S.D. membership of
              principal underwriters..........                           "
40.     Certain fees received by
           principal underwriters............                    Not Applicable
41.     (a)   Business of principal
              underwriters....................                   The Sponsor
        (b)   Branch offices of principal
              underwriters....................                   Not Applicable
        (c)   Salesmen of principal
              underwriters....................                           "
42.     Ownership of trust's
           securities by certain persons.....                            "
43.     Certain brokerage commissions
           received by principal
           underwriters......................                            "
44.     (a)   Method of valuation.............                   Summary of Essential Information,
                                                                         Offering Price, Accrued Interest,
                                                                         Volume and Other Discounts,
                                                                         Total Reinvestment Plan,
                                                                         Distribution of Units
        (b)   Schedule as to offering price...                   Not Applicable
        (c)   Variation in offering price
              to certain persons..............                   Distribution of Units, Total
                                                                         Reinvestment Plan, Volume and
                                                                         Other Discounts
45.     Suspension of redemption rights.....                     Trustee Redemption
46.     (a)   Redemption valuation............                   Comparison of Public Offering Price,
                                                                         Sponsor's Repurchase Price and
                                                                         Redemption Price, Trustee
                                                                         Redemption


                                     -iii-
133424.1


             Form N-8B-2                                                      Form S-6
             Item Number                                                Heading in Prospectus


        (b)   Schedule as to
              redemption price................                   Not Applicable
47.     Maintenance of position in
           underlying securities.............                    Comparison of Public Offering Price,
                                                                         Sponsor's Repurchase Price and
                                                                         Redemption Price, Sponsor
                                                                         Repurchase, Trustee Redemption

               V. Information Concerning the Trustee or Custodian

48.     Organization and regulation
           of trustee........................                    The Trustee
49.     Fees and expenses of trustee........                     Trust Expenses and Charges
50.     Trustee's lien......................                             "

         VI. Information Concerning Insurance of Holders of Securities

51.     Insurance of holders of
           trust's securities................                    Not Applicable

                           VII. Policy of Registrant

52.     (a)   Provisions of trust agreement
              with respect to selection or
              elimination of underlying
              securities......................                   Objectives, Portfolio, Portfolio
                                                                         Supervision
        (b)   Transactions involving
              elimination of underlying
              securities......................                   Not Applicable
        (c)   Policy regarding substitution
              or elimination of underlying
              securities......................                   Objectives, Portfolio, Portfolio
                                                                         Supervision, Substitution of Bonds
        (d)   Fundamental policy not
              otherwise covered...............                   Not Applicable
53.     Tax status of trust.................                     Tax Status

                  VIII. Financial and Statistical Information

54.     Trust's securities during
           last ten years....................                    Not Applicable
55.     Hypothetical account for issuers
           of periodic payment plans.........                            "
56.     Certain information regarding
           periodic payment certificates.....                            "
57.     Certain information regarding
           periodic payment plans............                            "
58.     Certain other information
           regarding periodic payment plans..                            "
59.     Financial Statements
        (Instruction 1(c) to Form S-6)......                     Statement of Financial Condition



                                      -iv-
133424.1

                   NOTE: Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                       INSURED MUNICIPAL SECURITIES TRUST

                                   SERIES 29

--------------------------------------------------------------------------------


                  The Trust is a unit investment trust designated Series 29 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


--------------------------------------------------------------------------------


                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                   Investors should retain both parts of this
                        Prospectus for future reference.

--------------------------------------------------------------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    Prospectus Part A Dated October 31, 1996




144375.1

                  THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) For a list of ratings on the Evaluation Date, see "Portfolio." Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/5312th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby


                                      A-2
144375.1
are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 28.7%; Financial Guaranty Insurance Company ("Financial Guaranty"), 20.2%; Financial Security Assurance, Inc.
("Financial Security"), 30%; and MBIA Corp., 21.1%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.67% of the Public Offering Price, or 4.898% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,071.05 plus accrued interest of $9.81 under the monthly distribution plan, $14.49 under the semi-annual distribution plan and $43.35 under the annual distribution plan, for a total of $1,080.86, $1,085.54 and $1,114.40, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in


                                      A-3
144375.1
the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B

                                      A-4
144375.1
of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.67% of the Public Offering Price (4.898% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                      A-5
144375.1


                       INSURED MUNICIPAL SECURITIES TRUST
                                   SERIES 29


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996




Date of Deposit*:  July 23, 1992                      Minimum Principal Distribution:
Principal Amount of Bonds ...     $5,445,000             $1.00 per Unit.
Number of Units .............     5,312               Weighted Average Life to Maturity:
Fractional Undivided Inter-                             10.4 Years.
  est in Trust per Unit .....     1/5312              Minimum Value of Trust:
Principal Amount of                                      Trust may be terminated if value
  Bonds per Unit ............     $1,025.04              of Trust is less than $2,400,000
Secondary Market Public                                  in principal amount of Bonds.
  Offering Price**                                    Mandatory Termination Date:
  Aggregate Bid Price                                    The earlier of December 31, 2041
    of Bonds in Trust .......     $5,435,844.83          or the disposition of the last
  Divided by 5,312 Units ....     $1,023.31              Bond in the Trust.
  Plus Sales Charge of 4.67%                          Trustee***:  The Chase Manhattan
    of Public Offering Price.     $47.74                 Bank.
  Public Offering Price                               Trustee's Annual Fee:  Monthly
    per Unit ................     $1,071.05              plan $1.00 per $1,000; semi-
Redemption and Sponsor's                                 annual plan $.52 per $1,000; and
  Repurchase Price                                       annual plan is $.33 per $1,000.
  per Unit ..................     $1,023.31           Evaluator:  Kenny S&P Evaluation
                                           +++           Services.
                                           ++++       Evaluator's Fee for Each
Excess of Secondary Market                               Evaluation:  Minimum of $8 plus
  Public Offering Price                                  $.25 per each issue of Bonds in
  over Redemption and                                    excess of 50 issues (treating
  Sponsor's Repurchase                                   separate maturities as separate
  Price per Unit ............     $47.74                 issues).
Difference between Public                             Sponsors:  Reich & Tang
  Offering Price per Unit                                Distributors L.P. and Gruntal &
  and Principal Amount per                               Co., Incorporated
  Unit Premium/(Discount) ...     $46.01              Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                              $.25 per $1,000 principal amount
  New York Time.                                         of Bonds (see "Trust Expenses
                                                         and Charges" in Part B of this
                                                         Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                           Monthly        Semi-Annual    Annual
                                           Option           Option       Option
                                           --------       -----------    ------
Gross annual interest income# .........      $57.60         $57.60       $57.60
Less estimated annual fees and
  expenses ............................        1.90           1.41         1.78
Estimated net annual interest                ______         ______       ______
  income (cash)# ......................      $55.70         $56.19       $55.82
Estimated interest distribution# ......        4.64          28.09        55.82
Estimated daily interest accrual# .....       .1547          .1561        .1551
Estimated current return#++ ...........       5.20%          5.25%        5.38%
Estimated long term return++ ..........       4.60%          4.65%        4.61%
Record dates ..........................    1st of         De. 1 and      Dec. 1
                                           each month     June 1
Interest distribution dates ...........    15th of        Dec. 15 and    Dec. 15
                                           each month     June 15



                                      A-6
144375.1

                 Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of June 30, 1996 are reported in the summary of essential information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898).
         For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   +     Plus accrued interest to the expected date of settlement
         (approximately three business days after purchase) of $9.81 monthly, $14.49 semi-annually and $43.35 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                      A-7
144375.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996


DESCRIPTION OF PORTFOLIO*

                  The portfolio of the Trust consists of 12 issues representing obligations of issuers located in 9 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Five issues representing $2,275,000 of the aggregate principal amount of the Bonds are general obligation bonds. All seven of the remaining issues representing $3,170,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Education Facility 1, Highway 1, Lease Revenue 1, Solid Waste 1, Student Loan 1, Transportation 1 and Utilities 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

                  As of June 30, 1996, $1,290,000 (approximately 23.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $590,000 (approximately 10.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 50.5% were purchased at a premium and approximately 25.8% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


---------------------
* Changes in the Trust Portfolio: From July 1, 1996 to September 15, 1996, $100,000 of the principal amount of the Bond in portfolio no. 4, $235,000 of the principal amount of the Bond in portfolio no. 9 and the entire principal amount of the Bond in portfolio no. 10 were sold and are no longer contained in the Trust. 408 Units were redeemed from the Trust.


                                      A-8
144375.1


                                       FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset**                                      Semi-       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


June 30, 1994              5,427         $1,003.95         $55.71         $56.37             -0-          -0-
June 30, 1995              5,422          1,030.19          55.68          56.39             -0-          -0-
June 30, 1996              5,312          1,040.81          55.60          56.23             -0-          -0-


----------------
** Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                      A-9
144375.1

Report of Independent Accountants

To the Sponsor, Trustee an  Certificateholders of
Insured Municipal Securities Trust, Series 29

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 29 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996


Insured Municipal Securities Trust, Series 29

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------



                   Aggregate                                             Coupon Rate/         Redemption
  Portfolio        Principal     Name of Issuer and            Ratings    Date(s) of        Feature (2)(4)               Market
     No.            Amount         Title of Bonds                (1)     Maturity(2)       S.F.-Sinking Fund            Value(3)
                                                                                            Ref.-Refunding

      1         $       700,000   Alaska Student Ln. Corp.       AAA       6.125%          No Sinking Fund            $   719,607
                                  State Asstd. Rev. Bonds                  7/01/2005       07/01/02 @ 100 Ref.
                                  1992 Series A (AMT)
                                  (AMBAC)

      2                 600,000   Adams Cnty. Co. Schl.          AAA       6.125           No Sinking Fund                629,796
                                  District No. 12 Genl.                    12/15/2007      12/15/03 @ 100 Ref.
                                  Oblig. Rfndg. Rev. Bonds
                                  Series 1992 (Financial
                                  Guaranty)

      3                 230,000   Escambia Cnty. Fla.            AAA       6.250           2/01/05 @ 100 S.F.             240,327
                                  Schl. Bd. Certs. of Part.                2/01/2007       2/01/02 @ 100 Ref.
                                  Series 1992 (Financial
                                  Security)

      4                 215,000   Lee Cnty. Fla. Solid           AAA       6.900           No Sinking Fund                236,433
                                  Waste Sys. Rev. Bonds                    10/01/2003      10/01/01 @ 102 Ref.
                                  Series 1991 A
                                  (AMT)(MBIA Corp.)

      5                 500,000   St. John's Cnty. Fla.          AAA       6.000           10/01/04 @ 100 S.F.            518,390
                                  Trans. Imprvmnt. Rfndg.                  10/01/2007      10/01/00 @ 102 Ref.
                                  Rev. Bonds Series 1992
                                  (Financial Guaranty)

      6                 205,000   Will Cnty. Ill. Forest         AAA       6.000           No Sinking Fund                212,606
                                  Preserve Genl. Oblig.                    12/01/2007      12/01/02 @ 100 Ref.
                                  Rfndg. Rev. Bonds Series
                                  1992 (AMBAC)

      7                 700,000   State of Iowa Certs. of        AAA       6.500           7/01/03 @ 100 S.F.             759,374
                                  Part. Series 1992A                       07/01/2006      7/01/02 @ 102 Ref.
                                  (AMBAC)

      8                 700,000   Parish of Iberville La.        AAA       6.000           No Sinking Fund                725,732
                                  Genl. Oblig. Schl. Rfndg.                12/01/2007      10/01/02 @ 102 Ref.
                                  Bonds Cnsldtd. Schl.
                                  Dstrct. No. 5 Series 1992
                                  (Financial Security)







See accompanying footnotes to portfolio and notes to financial statements.


Insured Municipal Securities Trust, Series 29

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------



                   Aggregate                                             Coupon Rate/         Redemption
  Portfolio        Principal     Name of Issuer and            Ratings    Date(s) of        Feature (2)(4)            Market
     No.            Amount         Title of Bonds                (1)     Maturity(2)       S.F.-Sinking Fund         Value(3)
                                                                                            Ref.-Refunding

      9         $       700,000   West Ouchita Parish La.       AAA       6.700%           No Sinking Fund        $    759,318
                                  Sch. Dstrct. Genl. Oblig.               3/01/2006        3/01/01 @ 102 Ref.
                                  Rev. Rfndg. Bonds Series
                                  1991 (Financial Security)

     10                  70,000   N.Y. City Gen. Oblig.         AAA       8.250            No Sinking Fund              84,986
                                  Rev. Bonds Fiscal 1991                  6/01/2005        None
                                  Series B (AMBAC)

     11                 235,000   Brownsville Tx. Utils.        AAA       6.250            No Sinking Fund             246,228
                                  Sys. Priority Rev. Rfndg.               9/01/2007        9/01/02 @ 100 Ref.
                                  Bonds Series 1992
                                  (MBIA Corp.)

     12                 590,000   Mi. State Trunk Line          AAA       0.000            No Sinking Fund             317,509
                                  Fund Rev. Bonds Series                  10/01/2007       None
                                  1992 A (AMBAC)
                   ------------                                                                                   ------------


                $     5,445,000   Total Investments (Cost (3) $5,241,066)                                         $  5,450,306
                                                                                                                  ============




    See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 29

Footnotes to Portfolio - June 30, 1996
--------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized appreciation of all bonds was comprised of the following:

                  Gross Unrealized Appreciation        $         209,240
                  Gross Unrealized Depreciation                        -
                                                      ------------------


                  Net Unrealized Appreciation          $         209,240
                                                      ==================



(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 29

Statement of Net Assets
June 30, 1996
-------------------------------------------------------------------------



Investments in Securities,
   at Market Value (Cost $5,241,066)                 $       5,450,306
                                                     ------------------


Other Assets
   Accrued Interest                                            111,161
                                                     ------------------

    Total Other Assets                                         111,161
                                                     ------------------


Other Liabilities
   Accrued Expenses                                                540
   Advance from Trustee                                         32,138
                                                     ------------------

    Total Other Liabilities                                     32,678
                                                     ------------------


Excess of Other Assets Over Total Liabilities                   78,483
                                                     ------------------


Net Assets (5,312 Units of Fractional Undivided
   Interest Outstanding, $1,040.81 per Unit)         $       5,528,789
                                                     ==================




The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust, Series 29

Statement of Operations
-------------------------------------------------------------------------------------------------------------------


                                                                         For the Years Ended June 30,
                                                             1996                     1995                   1994

Investment Income
    Interest                                         $      325,653            $      329,964          $     328,984
                                                     --------------            --------------          -------------

Expenses
    Trustee's Fees                                            6,372                     6,369                  6,219
    Evaluator's Fees                                          2,200                     2,200                  2,386
    Sponsor's Advisory Fee                                    1,384                     1,384                  1,500
                                                     --------------            --------------          -------------

        Total Expenses                                        9,956                     9,953                  10,105
                                                     --------------            --------------          -------------

    Net Investment Income                                   315,697                   320,011                318,879
                                                     --------------            --------------          -------------

Realized and Unrealized Gain (Loss)
    Realized Gain (Loss) on                                   1,541                         -                      -
        Investments
    Change in Unrealized Appreciation
        (Depreciation) on Investments                        41,477                   125,174               (220,214)
                                                     --------------            --------------          -------------

Net Gain (Loss) on Investments                               43,018                   125,174               (220,214)
                                                     --------------            --------------          -------------

Net Increase in Net Assets
        Resulting from Operations                    $      358,715            $      445,185          $      98,665
                                                     ==============            ==============          =============










The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust, Series 29

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------


                                                                         For the Years Ended June 30,
                                                            1996                     1995                    1994

Operations
    Net Investment Income                            $      315,697            $      320,011          $     318,879
    Realized Gain (Loss) on
         Investments                                          1,541                         -                      -
    Change in Unrealized Appreciation
        (Depreciation) on Investments                        41,477                   125,174               (220,214)
                                                      ------------             --------------           ------------
            Net Increase in Net
               Assets Resulting
               From Operations                              358,715                   445,185                 98,665
                                                      ------------             --------------           ------------

Distributions to Certificateholders
    Investment Income                                       299,660                   302,923                303,454
    Principal                                                     -                         -                      -

Redemptions
    Interest                                                  1,162                        61                    171
    Principal                                               114,793                     4,961                 13,888
                                                      ------------             --------------           ------------

        Total Distributions
        and Redemptions                                     415,615                   307,945                317,513
                                                      ------------             --------------           ------------

        Total Increase (Decrease)                           (56,900)                  137,240               (218,848)

Net Assets
    Beginning of Year                                     5,585,689                 5,448,449              5,667,297
                                                      ------------             --------------           ------------

    End of Year (Includes
        Undistributed Net Investment
        Income of $138,802, $123,927,
        and $106,900, Respectively)                  $    5,528,789            $    5,585,689          $   5,448,449
                                                     ==============            ==============          =============









The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 29

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, Series 29 (the "Trust") was organized on July 23, 1992 by Bear Stearns & Co., Inc. and Gruntal & Co. Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
         Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The differences between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                              2
Insured Municipal Securities Trust, Series 29

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. One hundred ten, five and thirteen units were redeemed during the years ended June 30, 1996, 1995 and 1994, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.33 to $1.00 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $4,829 and other expenses of $1,543. The other expenses include professional, printing and miscellaneous fees.

                                                                              3
Insured Municipal Securities Trust, Series 29

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interests of Certificateholders as follows:

                Original Cost to Certificateholders            $  6,165,855
                Less Initial Gross Underwriting Commission         (302,127)
                                                               -------------

                                                                  5,863,728

                Cost of Securities Sold, Matured or Called         (668,521)
                Net Unrealized Appreciation                         209,240
                Undistributed Net Investment Income                 138,802
                Distributed in Excess of Proceeds
                    from Investments                                (14,460)
                                                               -------------


                   Total                                       $  5,528,789
                                                               -------------


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $45,858.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                              4
Insured Municipal Securities Trust, Series 29

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                $ 1,030.19
             Interest Income                     $   60.68
             Expenses                                (1.86)
                                                 ----------


             Net Investment Income                                  58.82
             Net Gain or Loss on Investments(1)                     29.24
                                                                ----------


         Total from Investment Operations                        1,118.25

         Less Distributions
             to Certificateholders
                 Income                              55.83
                 Principal                               -
             for Redemptions
                 Interest                              .22
                 Principal                           21.39
                                                 ----------


         Total Distributions                                        77.44
                                                                ----------


         Net Asset Value, End of Period**                      $ 1,040.81
                                                               ==========



         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.

-------------------------
* Unless otherwise stated, based upon average units outstanding during the year of 5,367 ([5,422+5,312]/2).
**       Based upon actual units outstanding.

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED

                                   SERIES 11






            The Trust is a unit investment trust designated Series 11 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1996




144657.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/3880th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


            INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any

144657.1
other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the New York Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New York Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New York Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New York Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New York Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New York Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA

144657.1

Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 52.2% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 32.8%; Financial Guaranty Insurance Company ("Financial Guaranty"), 9.1%; Financial Security Assurance Inc. ("Financial Security"), 1.2%; and MBIA Corp., 9.1%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.17% of the Public Offering Price, or 5.451% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased for sale on the Evaluation Date, the Public Offering Price per Unit would have been $1,047.02 plus accrued interest of $7.00 under the monthly distribution plan, $11.94 under the semi-annual distribution plan and $41.87 under the annual distribution plan, for a total of $1,054.02, $1,058.96 and $1,088.89, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

144657.1

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.17% of the Public Offering Price (5.451% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the

144657.1
aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

144657.1

                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED
                                   SERIES 11


             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996


Date of Deposit*:  July 23, 1992            Weighted Average Life to
Principal Amount of Bonds  $3,000,000         Maturity:  17.3 Years.
Number of Units .........  3,880            Minimum Value of Trust:
Fractional Undivided Inter-                   Trust may be terminated if value
  est in Trust per Unit .  1/3880             of Trust is less than $1,600,000
Principal Amount of                           in principal amount of Bonds.
  Bonds per Unit ........  $773.20          Mandatory Termination Date:
Secondary Market Public                       The earlier of December 31, 2041
  Offering Price**                            or the disposition of the last
  Aggregate Bid Price                         Bond in the Trust.
    of Bonds in Trust ...  $3,862,633.06++++Trustee***:  The Chase Manhattan
  Divided by 3,880 Units   $995.52            Bank.
  Plus Sales Charge                         Trustee's Annual Fee:  Monthly
    of 5.17% of Public                        plan $1.14 per $1,000; semi-
    Offering Price         $61.50             annual plan $.67 per $1,000; and
  Public Offering Price                       annual plan is $.40 per $1,000.
    per Unit ............  $1,047.02        Evaluator:  Kenny S&P Evaluation
Redemption and Sponsors'                      Services.
  Repurchase Price                          Evaluator's Fee for Each
  per Unit ............... $995.52+           Evaluation:  Minimum of $8 plus
                                  +++         $.25 per each issue of Bonds in
                                  ++++        excess of 50 issues (treating
Excess of Secondary Market                    separate maturities as separate
  Public Offering Price                       issues).
  over Redemption and                       Sponsors:  Reich & Tang
  Sponsors' Repurchase                        Distributors L.P. and Gruntal &
  Price per Unit ......... $51.50             Co., Incorporated
Difference between Public                   Sponsors' Annual Fee:  Maximum of
  Offering Price per Unit                     $.25 per $1,000 principal amount
  and Principal Amount per                    of Bonds (see "Trust Expenses
  Unit Premium/(Discount)  $273.82            and Charges" in Part B of this
Evaluation Time:  4:00 p.m.                   Prospectus).
  New York Time.
Minimum Principal Distribution:
  $1.00 per Unit.




      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option


Gross annual interest income# .........   $61.02       $61.02         $61.02
Less estimated annual fees and
  expenses ............................     2.28         1.74           1.58
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $58.74       $59.28         $59.44
Estimated interest distribution# ......     4.89        29.64          59.44
Estimated daily interest accrual# .....    .1632        .1647          .1651
Estimated current return#++ ...........    5.61%        5.66%          5.68%
Estimated long term return++ ..........    4.80%        4.85%          4.87%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

144657.1

                 Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      Certain amounts distributable as of June 30, 1996 are reported in the summary of essential information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.00 monthly, $11.94 semi-annually and $41.87 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

144657.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996



DESCRIPTION OF PORTFOLIO*


            The portfolio of the Trust consists of 14 issues representing obligations of 9 issuers located in the state of New York. The Sponsor has participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. Approximately 6.5% of the Bonds are obligations of state and local housing authorities; approximately 8.3% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 4.9% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $600,000 of the principal amount of the Bonds are general obligation bonds. All twelve of the remaining issues representing $3,245,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 2, Commuter Facility 2, Hospital 2, Multi-Family Housing 1, Single Family Mortgage Revenue 1, Transit 1, University 1 and Water 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1996, $390,000 (approximately 10.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $190,000 (approximately 4.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 22.1% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 67.8% were purchased at a premium and approximately 8.3% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1996 to September 15, 1996, the entire principal amount of the Bond in portfolio no. 3a was sold and is no longer contained in the Trust. 89 Units were redeemed from the Trust.

144657.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                     tions of
                                        Distributions of Interest    Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1994       3,968  $  984.17   $59.26     $59.76       -0-     -0-
June 30, 1995       3,968   1,012.96    58.95      59.45       -0-    $1.03
June 30, 1996       3,880   1,008.58    61.35      61.93     $62.26    -0-



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

144657.1

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator Insured Series 11

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 11 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Redemption
                Aggregate                                           Coupon Rate/       Feature (2)(4)
  Portfolio     Principal   Name of Issuer and            Ratings     Date(s) of       S.F.-Sinking Fund       Market
     No.         Amount       Title of Bonds                (1)      Maturity(2)       Ref.-Refunding          Value(3)

      1       $ 525,000      N.Y. State Dorm. Auth.         AAA       6.750%           5/15/19 @ 100 S.F.      $ 585,107
                             State Univ. Ed. Facs.                    5/15/2021        5/15/02 @ 102 Ref.
                             Rev. Bonds Series 1991
                             A (MBIA Corp.)

      2         250,000      N.Y. State Hsg. Finc.          AAA       7.650            No Sinking Fund           279,100
                             Agncy. Serv. Cntrct.                     3/15/2005        3/15/01 @ 102 Ref.
                             Oblig. Rev. Bonds 1991
                             Series A (MBIA Corp.)

     3a         100,000      N.Y. State Med. Care           AAA       7.750            2/15/11 @ 100 S.F.        112,038
                             Facs. Finc. Agncy.                       2/15/2020        2/15/00 @ 102 Ref.
                             Mental Hlth. Servs.
                             Facs. Imprvmnt. Rev.
                             Bonds 1990 Series A
                             (MBIA Corp.)

     3b         120,000      N.Y. State Med. Care           AAA       7.750            2/15/11 @ 100 S.F.        132,071
                             Facs. Finc. Agncy.                       2/15/2022        2/15/00 @ 102 Ref.
                             Mental Hlth. Servs.
                             Facs. Imprvmnt. Rev.
                             Bonds 1990 Series A
                             (MBIA Corp.)

      4         100,000      N.Y. State Med. Care           AAA       6.200            No Sinking Fund           101,584
                             Facs. Finc. Agncy.                       8/15/2022        8/15/02 @ 102 Ref.
                             Hosp. & Nrsg. Home
                             FHA Insrd. Mtg. Rev.
                             Bonds 1992 Series B
                             (MBIA Corp.)

      5         275,000      Metro. Trans. Auth. of         AAA       6.000            7/01/10 @ 100 S.F.        278,113
                             N.Y. Trans. Facs. Rev.                   7/01/2011        7/01/00 @ 100 Ref.
                             Bonds 1990 Series 1
                             (MBIA Corp.)

      6          50,000      Metro. Trans. Auth. of         AAA       6.125            7/01/10 @ 100 S.F.         51,061
                             N.Y. Cmmtr. Facs. Rev.                   7/01/2012        7/01/02 @ 102 Ref.
                             Bonds 1992 Series A
                             (MBIA Corp.)





See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         Redemption
                Aggregate                                           Coupon Rate/       Feature (2)(4)
  Portfolio     Principal   Name of Issuer and            Ratings     Date(s) of       S.F.-Sinking Fund       Market
     No.         Amount       Title of Bonds                (1)      Maturity(2)       Ref.-Refunding          Value(3)

      7       $   300,000   Metro. Trans. Auth. of           AAA       6.250%            7/01/18 @ 100 S.F.     $ 305,475
                            N.Y. Cmmtr. Facs. Rev.                     7/01/2022         7/01/02 @ 102 Ref.
                            Bonds Series 1992 B
                            (MBIA Corp.)

     8a           205,000   N.Y. City Genl. Oblig.           AAA       6.250             No Sinking Fund          222,833
                            Rev. Bonds Fiscal 1992                     8/01/2010         8/01/02 @ 101.5 Ref.
                            Series C Subseries C-1
                            (MBIA Corp.)

     8b            45,000   N.Y. City Genl. Oblig.           AAA       6.250             No Sinking Fund           46,880
                            Rev. Bonds Fiscal 1992                     8/01/2010         8/01/02 @ 101.5 Ref.
                            Subs series C-1 (MBIA Corp.)

      9           350,000   N.Y. City Genl. Oblig.           AAA       7.000             No Sinking Fund          384,146
                            Rev. Bonds Fiscal 1992                     2/01/2022         2/01/02 @ 101.5 Ref.
                            Series H (MBIA Corp.)

     10           285,000   N.Y. City Muni. & Wtr.           AAA       6.500             6/15/19 @ 100 S.F.       290,882
                            Finc. Auth. Wtr. & Swr.                    6/15/2021         6/15/97 @ 101.5 Ref.
                            Sys. Rev. Bonds Fiscal
                            1992 Series C (MBIA
                            Corp.)

     11           350,000   N.Y. City Muni. Wtr.             AAA       6.000             6/15/15 @ 100 S.F.       351,117
                            Finc. Auth. Wtr. & Swr.                    6/15/2016         6/15/99 @ 100 Ref.
                            Sys. Rev. Bonds 1989
                            Series A (MBIA Corp.)

     12           500,000   Triborough Bridge &              AAA       6.000             1/01/13 @ 100 S.F.       503,595
                            Tunnel Auth. of N.Y.                       1/01/2015         1/01/02 @ 101.5 Ref.
                            Spec. Oblig. Rev. 1992
                            Bonds (MBIA Corp.)

     13           200,000   Triborough Bridge &              AAA       5.500             1/01/16 @ 100 S.F.       191,012
                            Tunnel Auth. of N.Y.                       1/1/2017          1/01/02 @ 100 Ref.
                            Spec. Oblig. Rev. 1989
                            Bonds (MBIA Corp.)

     14           190,000   N.Y. State Mtg. Agncy.           AAA       0.000             4/01/12 @ 100 S.F.        28,728
                            Hmowner Mtg. Rev.                          4/01/2020         4/01/99 @ 100 Ref.
                            1989 Bonds Series II
                            (MBIA Corp.)
              -----------                                                                                       ------------
              $ 3,845,000   Total Investments (Cost (3) $3,791,585)                                             $  3,863,742
              ===========                                                                                       ============




See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Footnotes to Portfolio - June 30, 1996
-------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

                  Gross Unrealized Appreciation              $       77,896
                  Gross Unrealized Depreciation                      (5,739)
                                                             --------------


                  Net Unrealized Appreciation                $       72,157
                                                             ==============


(4) The bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).






















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Statement of Net Assets
June 30, 1996
-------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $3,791,585)                          $    3,863,742
                                                              --------------

Other Assets
   Accrued Interest                                                   76,420
                                                              --------------

     Total Other Assets                                               76,420
                                                              --------------

Other Liabilities
   Accrued Expenses                                                      359
   Advance from Trustee                                               26,515
                                                              --------------
     Total Other Liabilities                                          26,874
                                                              --------------

Excess of Other Assets over Other Liabilities                         49,546
                                                              --------------

Net Assets (3,880 Units of Fractional Undivided
   Interest Outstanding, $1,008.58 per Unit)                  $    3,913,288
                                                              ==============













The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Statement of Operations
-------------------------------------------------------------------------------------------------------------------


                                                           For the Years Ended June 30,
                                                 1996              1995                1994

Investment Income
    Interest                                   $  243,312       $   244,402       $  246,339
                                               ----------       -----------       ----------


Expenses
    Trustee's Fees                                  4,986             4,906            4,884
    Evaluator's Fees                                2,200             2,382            2,205
    Sponsor's Advisory Fee                            983               991            1,000
                                               ----------       -----------       ----------

        Total Expenses                              8,169             8,279            8,089
                                               ----------       -----------       ----------

    Net Investment Income                         235,143           236,123          238,250
                                               ----------       -----------       ----------

Realized and Unrealized Gain (Loss)
    Realized Gain (Loss) on
        Investments                                   136                 -           (1,046)
    Change Unrealized Appreciation
        (Depreciation) on Investments              (9,065)          111,906         (238,185)
                                               ----------       -----------       ----------

    Net Gain (Loss) on Investments                 (8,929)          111,906         (239,231)
                                               ----------       -----------       ----------


    Net Increase (Decrease) in
            Net Assets Resulting From
               Operations                      $  226,214       $   348,029         $   (981)
                                               ==========       ===========         ========





The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                           For the Years Ended June 30,
                                                 1996              1995                1994

Operations
    Net Investment Income                      $   235,143      $   236,123         $   238,250
    Realized Gain (Loss) on
       Investments                                     136                -              (1,046)
    Changes in Unrealized Appreciation
        (Depreciation) on Investments               (9,065)         111,906            (238,185)
                                               -----------      -----------         -----------


        Net Increase in Net Assets
        Resulting From Operations                  226,214          348,029                (981)
                                               -----------      -----------         -----------

Distributions to Certificateholders
    Investment Income                              242,559          229,712             236,637
    Principal                                            -            4,087                   -

Redemptions
    Interest                                         1,406                -                 438
    Principal                                       88,368                -              33,612
                                               -----------      -----------         -----------

            Total Distributions
            and Redemptions                        332,333          233,799             270,687
                                               -----------      -----------         -----------

            Total Increase (Decrease)             (106,119)         114,230            (271,668)

Net Assets
    Beginning of Period                          4,019,407        3,905,177           4,176,845
                                               -----------      -----------         -----------

    End of Period (Including
        Undistributed Net Investment
        Income of $58,582, $67,404
        and $60,993, Respectively)             $ 3,913,288      $ 4,019,407         $ 3,905,177
                                               ===========      ===========         ===========








The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 11 (the "Trust") was organized on July 23, 1992 by Bear Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The differences between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                             2
Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. Eighty-eight, zero and thirty-two units were redeemed during the year June 30, 1996, 1995 and 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.40 to $1.14 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,360, and other expenses of $1,626. The other expenses include professional, printing and miscellaneous fees.

                                                                             3
Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original Cost to Certificateholders           $   4,110,490
               Less Initial Gross Underwriting Commission         (201,414)
                                                             -------------

                                                                 3,909,076

               Accumulated Cost of Bonds Sold,
                   Matured or Called                              (125,418)
               Net Unrealized Appreciation                          72,157
               Undistributed Net Investment Income                  58,582
               Undistributions Proceeds From
                   Investments                                      (1,109)
                                                             -------------


                  Total                                      $   3,913,288
                                                             =============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $7,927.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in issuers located in a particular type of municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                             4
Insured Municipal Securities Trust,
New York Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                      $ 1,012.96
             Interest Income                             $  62.01
             Expenses                                       (2.08)
                                                         --------


             Net Investment Income                                        59.93
             Net Gain or Loss on Investments(1)                           20.38
                                                                     ----------


         Total from Investment Operations                              1,093.27

         Less Distributions
             to Certificateholders
                 Income                                     61.81
                 Principal                                      -
             for Redemptions
                 Interest                                     .36
                 Principal                                  22.52
                                                         --------


         Total Distributions                                              84.69
                                                                     ----------


         Net Asset Value, End of Period**                            $ 1,008.58
                                                                     ==========


         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.


--------
* Unless otherwise stated, based upon average units outstanding during the year of 3,924 ([3,968 + 3,880]/2).

**       Based upon actual units outstanding.

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED

                                   SERIES 8






            The Trust is a unit investment trust designated Series 8 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1996
144658.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/3490th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


            INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has

                                    A-2
144658.1
issued such policy or policies covering each of the Bonds in the New Jersey Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New Jersey Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New Jersey Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New Jersey Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New Jersey Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New Jersey Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the PreInsured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both PreInsured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon

                                    A-3
144658.1
mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

            All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 94.7% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 32.4%; Financial Guaranty Insurance Company ("Financial Guaranty"), 12.3%; and MBIA Corp., 50%.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.82% of the Public Offering Price, or 6.179% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,050.35 plus accrued interest of $8.53 under the monthly distribution plan, $13.39 under the semi-annual distribution plan and $43.32 under the annual distribution plan, for a total of $1,058.88, $1,063.74 and $1,093.67, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on

                                    A-4
144658.1
the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.9% of the Public Offering Price (5.152% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any,

                                    A-5
144658.1
reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-6
144658.1

                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED
                                   SERIES 8


             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996



Date of Deposit*:  July 23, 1992          Minimum Principal Distribution:
Principal Amount of Bonds  $3,500,000       $1.00 per Unit.
Number of Units .......... 3,490          Weighted Average Life to Maturity:
Fractional Undivided Inter-                 23.4 Years.
est in Trust per Unit .. 1/3490           Minimum Value of Trust:
Principal Amount of                         Trust may be terminated if value of
  Bonds per Unit ......... $1,002.87        Trust is less than $1,400,000 in
Secondary Market Public                     principal amount of Bonds.
Offering Price**                          Mandatory Termination Date:
  Aggregate Bid Price                       The earlier of December 31, 2041 or
    of Bonds in Trust ....$3,464,095.10+++  the disposition of the last Bond in
  Divided by 3,490 Units . $992.58          the Trust.
  Plus Sales Charge                       Trustee***:  The Chase Manhattan
    of 5.82% of Public                      Bank.
    Offering Price........ $57.77         Trustee's Annual Fee:  Monthly
  Public Offering Price                     plan $1.12 per $1,000; semi-annual
    per Unit ............. $1,050.35        plan $.65 per $1,000; and annual plan
Redemption and Sponsors'                    is $.38 per $1,000.
Repurchase Price                          Evaluator:  Kenny S&P Evaluation
per Unit ............... $992.58+           Services.
                                +++       Evaluator's Fee for Each
                                ++++        Evaluation:  Minimum of $8 plus $.25
Excess of Secondary Market                  per each issue of Bonds in excess of
  Public Offering Price                     50 issues (treating separate
  over Redemption and                       maturities as separate issues).
  Sponsors' Repurchase                    Sponsors:  Reich & Tang
Price per Unit ......... $57.77             Distributors L.P. and Gruntal & Co.,
Difference between Public                   Incorporated
Offering Price per Unit                   Sponsors' Annual Fee:  Maximum of
and Principal Amount per                    $.25 per $1,000 principal amount of
Unit Premium/(Discount)  $47.48             Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                 Charges" in Part B of this
  New York Time.                            Prospectus).






      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option


Gross annual interest income# .........   $60.16       $60.16         $60.16
Less estimated annual fees and
  expenses ............................     2.41         1.81           0.53
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $57.75       $58.35         $59.63
Estimated interest distribution# ......     4.81        29.17          59.63
Estimated daily interest accrual#  ....    .1604        .1621          .1656
Estimated current return#+ ............    5.50%        5.55%          5.68%
Estimated long term return++ ..........    5.15%        5.21%          5.34%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-7
144658.1

                 Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      Certain amounts distributable as of June 30, 1996 are reported in the summary of essential information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $8.53 monthly, $13.39 semi-annually and $43.32 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-8
144658.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996


DESCRIPTION OF PORTFOLIO


            The portfolio of the Trust consists of 12 issues representing obligations of 11 issuers located in the state of New Jersey. The Sponsor has participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 32.1% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Twelve issues representing $3,500,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Educational Facility 1, Hospital 2, Lease Revenue 1, Parking 1, Port Authority 1, Sewer Revenue 1, Solid Waste 1, Turnpike 1, Utilities 2 and Water Supply 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


            As of June 30, 1996, $530,000 (approximately 15.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $155,000 (approximately 4.4% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 15% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 60.3% were purchased at a premium and approximately 9.6% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



                                    A-9
144658.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                          Distributions of Interest  Principal
                                         During the Period (per Unit) During
                             Net Asset*            Semi-               the
                 Units Out-    Value     Monthly   Annual    Annual   Period
Period Ended      standing    Per Unit   Option    Option    Option  (Per Unit)


June 30, 1994      3,500      $ 976.79   $57.72    $58.21    $58.42      -0-
June 30, 1995      3,500      1,008.94    57.72     58.22     58.44      -0-
June 30, 1996      3,490      1,004.91    58.65     59.22     59.67      -0-


--------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-10
144658.1

Report of Independent A countants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          Redemption
                Aggregate                                             Coupon Rate/       Feature (2)(4)
  Portfolio     Principal    Name of Issuer and            Ratings     Date(s) of       S.F.-Sinking Fund            Market
     No.         Amount        Title of Bonds                (1)      Maturity(2)        Ref.-Refunding              Value(3)

      1        $  235,000    N.J. Ed. Fac. Auth.              AAA       6.500%         7/01/12 @ 100 S.F.        $   243,824
                             Rev. Bonds Montclair                       7/01/2021      7/01/01 @ 101 Ref.
                             State Cllg. Issue Series
                             1991 E (MBIA Corp.)

      2           600,000    N.J. Hlth. Care Facs.            AAA       6.500          7/01/03 @ 100 S.F.            621,540
                             Fincg. Auth. Rev.                          7/01/2020      7/01/99 @ 102 Ref.
                             Bonds Bayshore
                             Cmmnty. Hosp. Issue
                             Series 1989 B (MBIA Corp.)

      3           525,000    N.J. Hlth. Care Facs.            AAA       6.000          7/01/19 @ 100 S.F.            526,995
                             Fincg. Auth. Rev.                          7/01/2023      7/01/99 @ 100 Ref.
                             Bonds St. Barnabas
                             Med. Cntr. Issue Series
                             1989 B (MBIA Corp.)

      4           350,000    N.J. Tnpke. Auth.                AAA       6.500          1/01/12 @ 100 S.F.            385,774
                             Tnpke. Rev. Bonds                          1/01/2016      None
                             Series 1991C (MBIA Corp.)

      5           130,000    Essex Cnty. N.J.                 AAA       6.200          7/01/13 @ 100 S.F.            133,210
                             Imprvmnt. Auth. Pkg.                       7/01/2022      7/01/02 @ 101 Ref.
                             Fac. Rev. Bonds Series
                             1992 (MBIA Corp.)

      6           330,000    Mercer Cnty. N.J.                AAA       6.700          4/01/08 @ 100 S.F.            330,706
                             Imprvmnt. Auth. Insrd.                     4/01/2013      4/01/02 @ 102 Ref.
                             Solid Waste Rev. Bonds
                             (Resource Rec. Project)
                             Rfndg. Series 1992 A
                             (AMT) (MBIA Corp.)

      7           335,000    Middlesex Cnty. N.J.             AAA       6.000          2/15/10 @ 100 S.F.            335,342
                             Utils. Auth. Swr. Rev.                     8/15/2015      2/15/97 @ 100 Ref.
                             Bonds Series 1989
                             (MBIA Corp.)















See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                                           Redemption
                Aggregate                                              Coupon Rate/       Feature (2)(4)
  Portfolio     Principal     Name of Issuer and            Ratings     Date(s) of       S.F.-Sinking Fund            Market
     No.         Amount         Title of Bonds                (1)      Maturity(2)        Ref.-Refunding              Value(3)



      8        $    375,000   New Brunswick N.J.               AAA       5.750%         7/01/13 @ 100 S.F.        $     370,373
                              Hsg. & Urb. Dev. Auth.                     7/01/2024      7/01/02 @ 102 Ref.
                              Lease Rev. Bonds
                              Series 1992 (MBIA Corp.)

      9             250,000   No. Jersey Dstrct. Wtr.          AAA       6.250          11/15/12 @ 100 S.F.             256,658
                              Supl. Comm. Wanaque                        11/15/2017     11/15/01 @ 102 Ref.
                              No. Project Rev. Rfndg.
                              Bonds Series 1991 B
                              (MBIA Corp.)

     10             215,000   Port. Auth. of N.Y. &            AAA       6.500          7/15/13 @ 100 S.F.              222,590
                              N.J. Cnsldtd. Rev.                         1/15/2026      1/15/01 @ 101 Ref.
                              Bonds 1991 Seventy-
                              first Series (MBIA
                              Corp.)

     11             100,000   Camden Cnty. N.J.                AAA       0.000          No Sinking Fund                  31,044
                              Muni. Utils. Auth. Cnty.                   9/01/2016      None
                              Agreement Swr. Rev.
                              Cap. Apprec. Bonds
                              Series 1990 A (MBIA
                              Corp.)

     12              55,000   Camden Cnty. N.J.                AAA       0.000          No Sinking Fund                  16,096
                              Muni. Utils. Auth. Cnty.                   9/01/2017      None
                              Agreement Swr. Rev.
                              Cap. Apprec. Bonds
                              Series 1990 A (MBIA
                              Corp.)

               ------------                                                                                       -------------
               $  3,500,000   Total Investments (Cost (3) $3,445,653)                                             $   3,474,152
               ============                                                                                       =============













    See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Footnotes to Portfolio - June 30, 1996
------------------------------------------------------------------------------

(1) Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investment Services,Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

                 Gross Unrealized Appreciation          $     44,135
                 Gross Unrealized Depreciation               (15,636)
                                                        ------------

                 Net Unrealized Appreciation            $     28,499
                                                        ============

(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).
















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Statement of Net Assets
June 30, 1996
-------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $3,445,653)                     $       3,474,152
                                                         -----------------


Other Assets
   Accrued Interest                                                 87,777
                                                         ------------------

     Total Other Assets                                             87,777
                                                         ------------------



Other Liabilities
   Accrued Expenses                                                  1,373
   Advance from Trustee                                             53,415
                                                         ------------------

     Total Other Liabilities                                        54,788
                                                         ------------------


Excess of Other Assets over Other Liabilities                       32,989
                                                         ------------------


Net Assets (3,490 Units of Fractional Undivided
   Interest Outstanding, $1,004.91 per Unit)             $       3,507,141
                                                         =================











The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Statement of Operations
-------------------------------------------------------------------------------------------------------------------
                                                           For the Years Ended June 30,
                                                  1996               1995                1994

Investment Income
    Interest                                   $   212,569       $   212,412          $   212,265
                                               -----------       -----------          -----------


Expenses
    Trustee's Fees                                   7,152             5,814                4,392
    Evaluator's Fees                                 2,200             2,191                3,409
    Sponsor's Advisory Fee                             875               875                  875
                                               -----------       -----------          -----------


        Total Expenses                              10,227            8,880                 8,676
                                               -----------       -----------          -----------


    Net Investment Income                          202,342           203,532              203,589
                                               -----------       -----------          -----------



Realized and Unrealized Gain (Loss)
    Realized Gain (Loss) on Investments                  -                 -                    -
    Change in Unrealized Appreciation
        (Depreciation) on Investments              (10,649)          111,930             (248,148)
                                               -----------       -----------          -----------



    Net Gain (Loss) on Investments                 (10,649)          111,930             (248,148)
                                               -----------       -----------          -----------


    Net Increase (Decrease)
        in Net Assets Resulting
        From Operations                        $   191,693       $   315,462          $   (44,559)
                                               ===========       ===========          ===========


















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------


                                                           For the Years Ended June 30,
                                                  1996               1995                1994

Operations
    Net Investment Income                      $  202,342        $  203,532          $  203,589
    Realized Gain (Loss) on Investments                 -                 -                   -
    Change in Unrealized Appreciation
        (Depreciation) on Investments             (10,649)          111,930            (248,148)
                                               ----------        ----------          ----------


            Net Increase (Decrease) in
            Net Assets Resulting From
            Operations                            191,693           315,462             (44,559)
                                               ----------        ----------          ----------


Distributions to Certificateholders
    Investment Income                             205,665           202,927             202,930
    Principal                                           -                 -                   -

Redemptions
    Interest                                          116                 -                   -
    Principal                                      10,055                 -                   -
                                               ----------        ----------          ----------

            Total Distributions
               and Redemptions                    215,836           202,927             202,930
                                               ----------        ----------          ----------

            Total Increase (Decrease)             (24,143)          112,535            (247,489)

Net Assets
    Beginning of Period                        $3,531,284        $3,418,749           3,666,238
                                               ----------        ----------          ----------


    End of Period (Including
      Undistributed Net Investment
      Income of $52,453, $55,892
      and $55,287, Respectively)               $3,507,141        $3,531,284          $3,418,749
                                               ===========       ===========         ==========








The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8 (the "Trust") was organized on July 23, 1992 by Bear Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New Jersey by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
         Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximate the fair market value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                             2
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem unit tendered. Ten units were redeemed during the year ended June 30, 1996. No units were redeemed for the years ended June 30, 1995 and 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.38 to $1.12 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,170, and other expenses of $3,982. The other expenses include professional, printing and miscellaneous fees.

                                                                             3
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                  Original Cost to Certificateholders         $  3,613,295
                  Less Initial Gross Underwriting Commission      (177,051)
                                                              -------------

                                                                 3,436,244

                  Net Unrealized Appreciation                       28,499
                  Undistributed Net Investment Income               52,453
                  Undistributed Proceeds From Investments          (10,055)
                                                              ------------


                     Total                                    $  3,507,141
                                                              ============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,500 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $9,409.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear Stearns & Co. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                             4
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 8

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                     $  1,008.94
             Interest Income                         $   60.82
             Expenses                                    (2.93)
                                                     ---------
             Net Investment Income                                        57.89
             Net Gain or Loss on Investments(1)                            (.16)
                                                                    -----------



         Total from Investment Operations                              1,066.67

         Less Distributions
             to Certificateholders
                 Income                                  58.85
                 Principal                                   -
             for Redemptions
                 Interest                                  .03
                 Principal                                2.88
                                                     ---------


         Total Distributions                                              61.76
                                                                    -----------


         Net Asset Value, End of Period**                           $  1,004.91
                                                                    ===========




         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.

--------
* Unless otherwise noted, based upon average units outstanding during the year of 3,495 ([3,500+ 3,490]/2).

**       Based upon actual units outstanding.

                   NOTE: Part A of This Prospectus May Not Be
                         Distributed Unless Accompanied by Part B.


                       INSURED MUNICIPAL SECURITIES TRUST

                                   SERIES 30




               The Trust is a unit investment trust designated Series 30 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




               This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                   Investors should retain both parts of this
                        Prospectus for future reference.




   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    Prospectus Part A Dated October 31, 1996




144363.1

               THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) For a list of ratings on the Evaluation Date, see "Portfolio." Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/4471st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby


                                            A-2
144363.1
are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


               INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 28.3%; Connie Lee Insurance Company ("Connie Lee"), 10.7%; Financial Guaranty Insurance Company ("Financial Guaranty"), 23.4%; Financial Security Assurance Inc. ("Financial Security"), 32.2%; and MBIA Corp., 5.4%.

               PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.17% of the Public Offering Price, or 5.451% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public
Offering Price per Unit would have been $1,063.51 plus accrued interest of $9.21 under the monthly distribution plan, $14.23 under the semi-annual distribution plan and $45.20 under the annual distribution plan, for a total of $1,072.72, $1,077.74 and $1,108.71, respectively. The Public Offering
Price per Unit can vary on a daily basis in accordance with fluctuations in


                                            A-3
144363.1
the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

               ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

               Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

               Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

               The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

               A schedule of cash flow projections is available from the Sponsor upon request.

               DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B

                                            A-4
144363.1
of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


               MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.17% of the Public Offering Price (5.451% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


               TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                            A-5
144363.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                   SERIES 30


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996


Date of Deposit*:  November 6, 1992                       Weighted Average Life to
Principal Amount of Bonds           $4,535,000            Maturity:  18 Years.
Number of Units ..........          4,471                 Minimum Value of Trust:
Fractional Undivided Inter-                                 Trust may be terminated if
  est in Trust per Unit ..          1/4471                  value of Trust is less than
Principal Amount of                                         $2,000,000 in principal
  Bonds per Unit .........          $1,014.31               amount of Bonds.
Secondary Market Public                                   Mandatory Termination Date:
  Offering Price**                                          The earlier of December 31,
  Aggregate Bid Price                                       2041 or the disposition of
    of Bonds in Trust ....          $4,521,043.41++++       the last Bond in the Trust.
  Divided by 4,471 Units .          $1,011.19             Trustee***:  The Chase
  Plus Sales Charge of 5.17%                                Manhattan Bank.
    of Public Offering                                    Trustee's Annual Fee:  Monthly
    Price ................$52.32                            plan $1.00 per $1,000; semi-
  Public Offering Price                                     annual plan $.52 per $1,000;
    per Unit .............          $1,063.51               and annual plan is $.33 per
Redemption and Sponsor's                                    $1,000.
  Repurchase Price                                        Evaluator:  Kenny S&P
  per Unit ...............          $1,011.19+              Evaluation Services.
                                        +++               Evaluator's Fee for Each
                                        ++++                Evaluation:  Minimum of $8
Excess of Secondary Market                                  plus $.25 per each issue of
  Public Offering Price                                     Bonds in excess of 50 issues
  over Redemption and                                       (treating separate
  Sponsor's Repurchase                                      maturities as separate
  Price per Unit .........          $52.32                  issues).
Difference between Public                                 Sponsors:  Reich & Tang
  Offering Price per Unit                                   Distributors L.P. and
  and Principal Amount per                                  Gruntal & Co. Incorporated
  Unit Premium/(Discount)           $49.20                Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                 of $.25 per $1,000 principal
  New York Time.                                            amount of Bonds (see "Trust
Minimum Principal Distribution:                             Expenses and Charges" in
  $1.00 per Unit.                                           Part B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                  Monthly       Semi-Annual        Annual
                                                  Option          Option           Option


Gross annual interest income# .........            $62.26           $62.26           $62.26
Less estimated annual fees and
  expenses ............................              2.01             1.95             0.58
Estimated net annual interest                      ______           ______           ______
  income (cash)# ......................            $60.25           $60.31           $61.68
Estimated interest distribution# ......              5.02            30.15            61.68
Estimated daily interest accrual# .....             .1674            .1675            .1713
Estimated current return#++ ...........             5.67%            5.67%            5.80%
Estimated long term return++ ..........             4.84%            4.84%            4.98%
Record dates ..........................           1st of        Dec. 1 and         Dec. 1
                                                  each month    June 1
Interest distribution dates ...........           15th of       Dec. 15 and        Dec. 15
                                                  each month    June 15


                                            A-6
144363.1

                         Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


        Certain amounts distributable as of June 30, 1996 are reported in the summary of essential information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $9.21 monthly, $14.23 semi-annually and $45.20 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                            A-7
144363.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996



DESCRIPTION OF PORTFOLIO*


               The portfolio of the Trust consists of 12 issues representing obligations of issuers located in 9 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 28.8 are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Twelve issues representing $4,670,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Center 1, Education 1, Environmental 1, Hospital 5, Power 1, Utility 1, Water 1, and Water and Sewer 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

               As of June 30, 1996, $1,250,000 (approximately 26.8% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $350,000 (approximately 7.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 5.4% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 50.1% were purchased at a premium and approximately 17.7% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


               None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1996 to September 15, 1996, 133 Units were redeemed and are no longer contained in the Trust.


                                            A-8
144363.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                  Distribu-
                                                                                  tions of
                                                Distributions of Interest         Principal
                                               During the Period (per Unit)        During
                                  Net Asset*                Semi-                   the
                     Units Out-     Value      Monthly      Annual        Annual   Period
Period Ended          standing     Per Unit    Option       Option        Option  (Per Unit)

June 30, 1994            4,708      $  997.07   $60.24        $60.69          -0-        -0-
June 30, 1995            4,486       1,072.88    60.24         60.73          -0-        -0-
June 30, 1996            4,471       1,024.86    60.19         60.37       $61.23        -0-
--------
*       Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets.  See Note 5 of Notes to Financial Statements for a description of the components of
        Net Assets.


                                            A-9
144363.1

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 30

In our opinion, the accompanyin statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 30 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust, Series 30

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                  Redemption
                   Aggregate                                                 Coupon Rate/       Feature (2)(4)
  Portfolio        Principal          Name of Issuer and          Ratings     Date(s) of       S.F.-Sinking Fund       Market
     No.            Amount              Title of Bonds              (1)      Maturity(2)(7)     Ref.-Refunding        Value(3)

      1         $       500,000   Volusia Cnty. Fla. Ed.            AAA       6.625%          10/15/16 @ 100 S.F.   $   524,795
                                  Fac. Auth. Rev. 1992                        10/15/2022      10/15/02 @ 102 Ref.
                                  Bonds (Embry-Riddle
                                  Aeronautical Univ.)
                                  (Connie Lee)

      2                 400,000   Iowa Finc. Auth. Hosp.            AAA       6.250           2/15/09 @ 100 S.F.        407,484
                                  Rev. Bonds (Sisters of                      2/15/2022       2/15/02 @ 102 Ref.
                                  Mercy Hlth. Corp. Oblig.
                                  Group) 1992 Series N
                                  (Financial Security)

      3                 250,000   Me. Hlth. & Hghr. Ea.             AAA       6.375           10/01/12 @ 100 S.F.       256,605
                                  Facs. Auth. Hosp. Rev.                      10/01/2021      10/01/01 @ 102 Ref.
                                  Bonds Ea. Me. Hlthcare.
                                  Issue Series 1991
                                  (Financial Guaranty)

      4                 220,000   Humbolt Cnty. Nv. Poll.           AAA       6.550           No Sinking Fund           234,366
                                  Control Rfndg. Rev.                         10/01/2013      5/28/02 @ 102 Ref.
                                  Bonds (Sierra Pacific
                                  Pwr. Co. Project) Series
                                  1987 (AMBAC)

      5                 500,000   Sand Springs Ok. Muni.            AAA       6.500           5/01/08 @ 100 S.F.        526,575
                                  Auth. Wtr. & Swr. Sys.                      5/01/2012       5/01/02 @ 102 Ref.
                                  Rev. Rfdg. Series 1992
                                  Bonds (AMBAC)

      6                 500,000   R.I. Depositors Econom.           AAA       6.625           8/01/14 @ 100 S.F.        551,255
                                  Protection Corp. Spec.                      8/01/2019       8/01/02 @ 102 Ref.
                                  Oblig. Bonds 1992 Series
                                  A (Financial Security)

      7                 240,000   City of Bristol Tn. Hlth.         AAA       7.000           9/01/12 @ 100 S.F.         38,857
                                  & Ed. Facs. Bd. Hosp.                       9/01/2021       3/01/01 @ 102 Ref.
                                  Rev. Bonds (Bristol
                                  Mem. Hosp.) Series 1991
                                  (Financial Guaranty)

      8                 500,000   Tx. Wtr. Res. Finc. Auth.         AAA       7.500           2/15/09 @ 100 S.F.        532,340
                                  Rev. Bonds Series 1989                      8/15/2013       8/15/99 @ 100 Ref.
                                  (AMBAC)




See accompanying footnotes to portfolio and notes to financial statements.


Insured Municipal Securities Trust, Series 30

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                  Redemption
                   Aggregate                                                 Coupon Rate/       Feature (2)(4)
  Portfolio        Principal          Name of Issuer and          Ratings     Date(s) of       S.F.-Sinking Fund       Market
     No.            Amount              Title of Bonds              (1)      Maturity(2)(7)     Ref.-Refunding        Value(3)


      9         $       605,000   Montgomery Cnty. Tx.              AAA       6.625%           4/01/10 @ 100 S.F.     $    744,748
                                  Hosp. District Rev.                         4/01/2017        4/01/02 @ 102 Ref.
                                  Bonds (Financial
                                  Security)

     10                 605,000   Sabine Rvr. Auth. Tx.             AAA       6.550            No Sinking Fund             641,294
                                  Colltzd. Poll. Control                      10/01/2022       10/01/02 @ 102 Ref.
                                  Rev. Rfdg. Bonds (Tx.
                                  Utils. Elec. Co. Project)
                                  Series 1992 (Financial
                                  Guaranty)

     11                 250,000   Mo. Hlth. & Ed. Facs.             AAA       0.000            No Sinking Fund              57,400
                                  Auth. Hlth. Facs. Rev.                      9/01/2020        None
                                  Bonds (Lester E. Cox
                                  Med. Centers Project)
                                  Series 1992-H (MBIA
                                  Corp.)

     12                 100,000   City of Dallas Tx.                AAA       0.000            No Sinking Fund              19,513
                                  (Dallas, Denton & Collin                    01/01/2021       1/01/06 @ 34.967 Ref.
                                  Cntys.) Civic Center
                                  Cnvntn. Cmplx. Sr. Lien
                                  Rev. Bonds Series 1991
                ---------------   (AMBAC)                                                                             -------------

                $     4,670,000   Total Investments (Cost (3) $4,270,060)                                             $  4,535,232
                ===============                                                                                       =============




See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 30

Footnotes to Portfolio - June 30, 1996
--------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

              Gross Unrealized Appreciation                        $  265,172
              Gross Unrealized Depreciation                                 -
                                                           ------------------


              Net Unrealized Appreciation                          $  265,172
                                                           ==================


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).





The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 30

Statement of Net Assets
June 30, 1996
-----------------------------------------------------------------------------


Investments in marketable securities,
   at market value (cost $4,270,060)                     $       4,535,232
                                                        ------------------


Other Assets
   Accrued Interest                                                 77,570
                                                        ------------------

    Total Other Assets                                              77,570
                                                        ------------------


Other Liabilities
   Accrued Expenses                                                    496
   Advance from Trustee                                             30,158
                                                        ------------------

     Total Other Liabilities                                        30,654
                                                        ------------------


Excess of Other Assets Over Other Liabilities                       46,916
                                                        ------------------


Net assets (4,471 units of fractional undivided
   interest outstanding, $1,024.86 per unit)             $       4,582,148
                                                        ==================






The accompanying notes form an integral part of the financial statements.




Insured Municipal Securities Trust, Series 30

Statement of Operations
---------------------------------------------------------------------------------------------------------------------------


                                                                             Years Ended June 30,
                                                            1996                     1995                    1994

Investment Income
    Interest                                         $      283,026            $      296,968          $     314,797
                                                     ---------------           --------------          --------------

Expenses
    Trustee's Fees                                            7,209                     7,448                  6,823
    Evaluator's Fees                                          2,200                     2,200                  2,386
    Sponsor's Advisory Fee                                    1,185                     1,250                  1,250
                                                     ---------------           --------------          --------------

        Total Expenses                                       10,594                    10,898                 10,459
                                                     ---------------           --------------          --------------

        Net Investment Income                               272,432                   286,070                304,338
                                                     ---------------           --------------          --------------

Realized and Unrealized Gain (Loss)
    Realized Gain (Loss)
        on Investments                                       17,612                         -                 17,938
    Change in Unrealized Appreciation
        (Depreciation) on the Investments                   (15,462)                  124,449               (250,069)
                                                     ---------------           --------------          --------------

    Net Gain (Loss) on Investments                            2,150                   124,449               (232,131)
                                                     ---------------           --------------          --------------

    Net Increase in Net Assets
        Resulting From Operations                    $      274,582            $      410,519          $      72,207
                                                     ==============            ==============          ==============



Insured Municipal Securities Trust, Series 30

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------


                                                                           For Years Ended June 30,
                                                            1996                     1995                    1994

Operations
    Net Investment Income                            $      272,432            $      286,070          $     304,338
    Realized Gain (Loss) on
        Investments                                          17,612                         -                 17,938
    Change in Unrealized Appreciation
        (Depreciation) on Investments                       (15,462)                  124,449               (250,069)
                                                     ---------------           --------------          --------------


        Net Increase in Net
            Assets Resulting
            From Operations                                 274,582                   410,519                 72,207
                                                     ---------------           --------------          --------------

Distributions to Certificateholders
    Investment Income                                       270,420                   283,788                301,746
    Principal                                                     -                         -                      -


Redemptions
    Interest                                                  2,361                       108                  4,123
    Principal                                               232,581                     7,902                291,477
                                                     ---------------           --------------          --------------

        Total Distributions
            and Redemptions                                 505,362                   291,798                597,346
                                                     ---------------           --------------          --------------

        Total (Decrease) Increase                          (230,780)                  118,721               (525,139)

Net Assets
    Beginning of Year                                     4,812,928                 4,694,207               5,219,346
                                                     ---------------           --------------          --------------

    End of Year (Including
        Undistributed Net Investment
        Income of $76,252, $76,601
        and $74,427, Respectively)                   $    4,582,148            $    4,812,928          $   4,694,207
                                                     ===============           ==============          ==============





The accompanying notes form an integral part of the financial statements.

The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 30

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, Series 30 (the "Trust") was organized on November 6, 1992 by Bear Stearns & Co., Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee") . Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The differences between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not

                                                                              2
Insured Municipal Securities Trust, Series 30

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


         be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. Two hundred twenty-nine, two hundred twenty-two and two hundred ninety-two units were redeemed during the years ended June 30, 1996, 1995 and 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.33 to $1.00 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $4,029, and other expenses of $3,180. The other expenses include professional, printing and miscellaneous fees.

                                                                              3
Insured Municipal Securities Trust, Series 30

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original Cost to Certificateholders              $  4,981,213
               Less Initial Gross Underwriting Commission           (244,079)
                                                                -------------

                                                                   4,737,134

               Accumulated Cost of Securities Sold, Matured
                    or Called                                       (482,223)
               Net Unrealized Appreciation                           265,172
               Undistributed Net Investment Income                    76,252
               Undistributed Proceeds from Investments               (14,187)
                                                                -------------


                  Total                                         $  4,582,148
                                                                ============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $15,150.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                              4
Insured Municipal Securities Trust, Series 30

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                    $ 1,072.88
             Interest Income                    $ 63.20
             Expenses                             (2.37)
                                          --------------


             Net Investment Income                                      60.83
             Net Gain or Loss on Investments(1)                          3.99
                                                            -----------------


         Total from Investment Operations                            1,137.70

         Less Distributions
             to Certificateholders
                 Income                           60.38
                 Principal                            -
             for Redemptions
                 Interest                           .53
                 Principal                        51.93
                                         --------------


         Total Distributions                                           112.84
                                                            -----------------


         Net Asset Value, End of Period**                          $ 1,024.86
                                                            =================



         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.

-----------------------------------
* Unless otherwise stated, based upon average units outstanding during the year of 4,478.50 ([4,486+4,471]/2).
**       Based upon actual units outstanding.

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED

                                   SERIES 12






            The Trust is a unit investment trust designated Series 12 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1996




144372.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/4940th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


            INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has

                                    A-2
144372.1
issued such policy or policies covering each of the Bonds in the New York Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New York Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New York Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New York Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New York Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New York Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of

                                    A-3
144372.1
the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 5.1% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 5.1%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.99% of the Public Offering Price, or 5.252% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,052.41 plus accrued interest of $7.63 under the monthly distribution plan, $12.65 under the semi-annual distribution plan and $42.80 under the annual distribution plan, for a total of $1,060.04, $1,065.06 and $1,095.21, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's

                                    A-4
144372.1
portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.99% of the Public Offering Price (5.252% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of

                                    A-5
144372.1
this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-6
144372.1

                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED
                                   SERIES 12


             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996


Date of Deposit*:  November 6, 1992            Weighted Average Life to
Principal Amount of Bonds  $4,905,000            Maturity:  20.1 Years.
Number of Units .......... 4,940               Minimum Value of Trust:
Fractional Undivided Inter-                      Trust may be terminated if
  est in Trust per Unit .. 1/4940                value of Trust is less than
Principal Amount of                              $2,000,000 in principal amount
  Bonds per Unit ......... $992.91               of Bonds.
Secondary Market Public                        Mandatory Termination Date:
  Offering Price**                               The earlier of December 31,
  Aggregate Bid Price                            2041 or the disposition of the
    of Bonds in Trust .... $4,951,717.97+++      last Bond in the Trust.
  Divided by 4,940 Units . $1,002.37           Trustee***: The Chase Manhattan
  Plus Sales Charge of 4.99%                     Bank.
    of Public Offering                         Trustee's Annual Fee:  Monthly
    Price ................ $50.04                plan $1.04 per $1,000; semi-
  Public Offering Price                          annual plan $.56 per $1,000;
    per Unit ............. $1,052.41+            and annual plan is $.37 per
Redemption and Sponsors'                         $1,000.
  Repurchase Price                             Evaluator:  Kenny S&P
  per Unit ............... $1,002.37+          Evaluation Services.
                                    +++        Evaluator's Fee for Each
                                    ++++         Evaluation:  Minimum of $8
Excess of Secondary Market                       plus $.25 per each issue of
  Public Offering Price                          Bonds in excess of 50 issues
  over Redemption and                            (treating separate maturities
  Sponsors' Repurchase                           as separate issues).
  Price per Unit ......... $50.04++++          Sponsors:  Reich & Tang
Difference between Public                        Distributors L.P. and
  Offering Price per Unit                        Gruntal & Co., Incorporated
  and Principal Amount per                     Sponsors' Annual Fee:  Maximum
  Unit Premium/(Discount)  $59.50                of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                      amount of Bonds (see "Trust
  New York Time.                                 Expenses and Charges" in
Minimum Principal Distribution:                  Part B of this Prospectus).
  $1.00 per Unit.




      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option


Gross annual interest income# .........   $61.77       $61.77         $61.77
Less estimated annual fees and
  expenses ............................     2.03         1.52           1.34
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $59.74       $60.25         $60.43
Estimated interest distribution# ......     4.98        30.12          60.43
Estimated daily interest accrual# .....    .1659        .1674          .1679
Estimated current return#++ ...........    5.68%        5.72%          5.74%
Estimated long term return++ ..........    4.95%        5.00%          5.02%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-7
144372.1

                 Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      Certain amounts distributable as of June 30, 1996 are reported in the summary of essential information as if they had been distributed as of year-end.

 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.63 monthly, $12.65 semi-annually and $42.80 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-8
144372.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996


DESCRIPTION OF PORTFOLIO*


            The portfolio of the Trust consists of 11 issues representing obligations of 9 issuers located in the state of New York. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 14.0% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 4.2% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $1,050,000 of the principal amount of the Bonds are general obligation bonds. All nine of the remaining issues representing $3,855,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1, Convention Center 1, Hospital 1, Single Family Mortgage Revenue 1, Thruway 1, Transit Authority 1, University 2 and Water Development 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


            As of June 30, 1996, $2,440,000 (approximately 49.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $210,000 (approximately 4.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 33.4% were purchased at a premium and approximately 16.9% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1996 to September 15, 1996, $45,000 principal amount of the Bond in portfolio no. 1a and the entire principal amount of the Bond in portfolio no. 1b were sold and are no longer contained in the Trust. 78 Units were redeemed from the Trust.


                                    A-9
144372.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                    Distribu-
                                                                    tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
               Units Out-     Value    Monthly    Annual   Annual    Period
Period Ended    standing     Per Unit  Option     Option   Option   (Per Unit)


June 30, 1994     4,972    $  993.89     $60.12   $60.54    $45.44      -0-
June 30, 1995     4,955     1,016.54      59.67    60.11     60.60     $4.01
June 30, 1996     4,940     1,015.15      61.85    62.40     62.57      -0-



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-10
144372.1

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator Insured Series 12

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 12 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------




                                                                                           Redemption
                    Aggregate                                          Coupon Rate/      Feature (2)(4)
  Portfolio         Principal          Name of Issuer and    Ratings    Date(s) of      S.F.-Sinking Fund              Market
     No.             Amount              Title of Bonds        (1)      Maturity (2)     Ref.-Refunding              Value (3)

      1a         $       400,000   N.Y. State Dorm. Auth.      AAA       7.250%         5/15/09 @ 100 S.F.           $    443,204
                                   Rev. Rfndg. Bonds State               5/15/2015      5/15/00 @ 102 Ref.
                                   Univ. Ed. Facs. Series
                                   1989 B (MBIA Corp.)

      1b                 45,000    N.Y. State Dorm. Auth.      AAA       7.250          5/15/09 @ 100 S.F.                49,860
                                   Rev. Rfndg. Bonds State               5/15/2015      5/15/00 @ 102 Ref.
                                   Univ. Ed. Facs. Series
                                   1989 B (MBIA Corp.)

      2                  500,000   N.Y. State Dorm. Auth.      AAA       6.500          5/15/14 @ 100 S.F.                532,465
                                   State Univ. Ed. Facs.                 5/15/2019      5/15/00 @ 100 Ref.
                                   Rev. Bonds Series 1990
                                   A (MBIA Corp.)

      3                  690,000   N.Y. State Med. Care        AAA       6.875          No Sinking Fund                   744,469
                                   Facs. Finc. Agency                    2/15/2032      2/15/02 @ 102 Ref.
                                   Hosp. & Nrsg. Home
                                   Insrd. Mtg. Rev. Bonds
                                   Series 1992 A (MBIA
                                   Corp.)

      4                  250,000   N.Y. State Thruway Auth.    AAA       5.500          1/01/20 @ 100 S.F.                236,040
                                   Genl. Rev. Bonds Series               1/01/2023      1/01/02 @ 100 Ref.
                                   1992 A (MBIA Corp.)

      5                  500,000   Metro Trans. Auth. of       AAA       6.000          7/01/16 @ 100 S.F.                500,640
                                   N.Y. Transit Facs. 1987               7/01/2021      7/01/01 @ 101.5 Ref.
                                   Serv. Cntrct. Rev. Bonds
                                   Series 6 (MBIA Corp.)

      6                  550,000   N.Y. City Genl. Oblig.      AAA       6.250          No Sinking Fund                   563,629
                                   Rev. Bonds Fiscal 1993                8/01/2017      8/01/02 @ 101.5 Ref.
                                   Series A (MBIA Corp.)

      7a                 400,000   N.Y. City Genl. Oblig.      AAA       7.000          No Sinking Fund                   439,024
                                   Rev. Bonds Fiscal 1992                2/01/2016      2/01/02 @ 101.5 Ref.
                                   Series H (MBIA Corp.)


See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------




                                                                                        Redemption
                Aggregate                                           Coupon Rate/      Feature (2)(4)
  Portfolio     Principal       Name of Issuer and        Ratings    Date(s) of      S.F.-Sinking Fund              Market
     No.         Amount           Title of Bonds            (1)      Maturity (2)     Ref.-Refunding              Value (3)

      7b     $       100,000   N.Y. City Genl. Oblig.        AAA       7.000%         No Sinking Fund          $       108,665
                               Rev. Bonds Fiscaly 1992                 6/01/2013      6/01/01 @ 101.5 Ref.
                               Series H (MBIA Corp.)

      8              330,000   N.Y. Local Gov. Assis.        AAA       6.500          4/01/19 @ 100 S.F.               342,728
                               Corp. (A Pub. Benefit                   4/01/2020      4/01/01 @ 102 Ref.
                               Corp. of the State of
                               N.Y.)  Rev. Bonds Series
                               1991 A (MBIA Corp.)

      9a             210,000   N.Y. City Muni. Wtr.          AAA       6.375          6/15/21 @ 100 S.F.               228,556
                               Finc. Auth. Wtr. & Swr.                 6/15/2022      6/15/02 @ 101 Ref.
                               Sys. Rev. Bonds Fiscal
                               1993 Series B (MBIA
                               Corp.)

      9b             485,000   N.Y. City Muni. Wtr.          AAA       6.375          6/15/21 @ 100 S.F.               500,078
                               Finc. Auth. Wtr. & Swr.                 6/15/2022      6/15/02 @ 101 Ref.
                               Sys. Rev. Bonds Fiscal
                               1993 Series B (MBIA
                               Corp.)

      10             235,000   Triborough Bridge &           AAA       6.000          1/01/04 @ 100 S.F.               245,681
                               Tunnel Auth. of N.Y.                    1/01/2011      None
                               Convntn. Center Project
                               Bonds Series 1990 E
                               (MBIA Corp.)

      11             210,000   N.Y. State Mtg. Agncy.        AAA       0.000          4/01/12 @ 52.88 S.F.              31,752
                               Hmownr. Mtg. Rev.                       4/01/2020      4/01/12 @ 23.845 Ref.
                               Bonds Series II (MBIA
                               Corp.)
             ---------------                                                                                 -----------------



             $     4,905,000  Total Investments (Cost (3) $4,682,199)                                        $       4,966,791
             ===============                                                                                 =================







See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Footnotes to Portfolio - June 30, 1996
--------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

            Gross Unrealized Appreciation               $  284,592
            Gross Unrealized Depreciation                        -
                                                ------------------


            Net Unrealized Appreciation                 $  284,592
                                               ===================


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).




The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Statement of Net Assets
June 30, 1996
--------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $4,682,199)                   $       4,966,791
                                                      ------------------

Other Assets
   Accrued Interest                                               88,121
                                                      ------------------

     Total Other Assets                                           88,121
                                                      ------------------

Other Liabilities
   Accrued Expenses                                                  396
   Advance from Trustee                                           39,681
                                                      ------------------

     Total Other Liabilities                                      40,077
                                                      ------------------

Excess of Other Assets over Other Liabilities                     48,044
                                                      ------------------

Net Assets (4,940 Units of Fractional Undivided
   Interest Outstanding, $1,015.15 per Unit)           $       5,014,835
                                                      ==================



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Statement of Operations
---------------------------------------------------------------------------------------------------------------------------


                                                                         For the Years Ended June 30,
                                                            1996                     1995                    1994

Investment Income
    Interest                                         $      307,437            $      307,253          $     311,161
                                                     --------------            --------------          --------------

Expenses
    Trustee's Fees                                            5,963                     5,549                  5,361
    Evaluator's Fees                                          2,200                     2,200                  2,386
    Sponsor's Advisory Fee                                    1,226                     1,241                  1,250
                                                     --------------            --------------          --------------

        Total Expenses                                        9,389                     8,990                   8,997
                                                     --------------            --------------          --------------

    Net Investment Income                                   298,048                   298,263                302,164
                                                     --------------            --------------          --------------

Realized and Unrealized Gain (Loss)
    Realized and Unrealized Gain (Loss)                           -                         -                  3,991
        on Investments

    Change in Unrealized Appreciation
        (Depreciation) on Investments                         2,968                   130,865               (303,960)
                                                     --------------            --------------          --------------

    Net Gain (Loss) on Investments                            2,968                   130,865               (299,969)
                                                     --------------            --------------          --------------

    Net Increase in Net Assets
        Resulting from Operations                    $      301,016            $      429,128          $       2,195
                                                     ==============            ==============          ==============



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         For the Years Ended June 30,
                                                            1996                     1995                    1994

Operations
    Net Investment Income                            $      298,048            $      298,263          $     302,164
    Realized Gain (Loss) on
        Investments                                               -                         -                  3,991
    Change in Unrealized Appreciation
        (Depreciation) on Investments                         2,968                   130,865               (303,960)
                                                     --------------            --------------          --------------


            Net Increase in Net
               Assets Resulting
               From Operations                              301,016                   429,128                  2,195
                                                     --------------            --------------          --------------

Distributions to Certificateholders
    Investment Income                                       307,909                   296,822                299,187
    Principal                                                     -                    19,870                      -

Redemptions
    Interest                                                    157                       315                    395
    Principal                                                15,089                    16,754                 29,712
                                                     --------------            --------------          --------------


        Total Distributions
            and Redemptions                                 323,155                   333,761                329,294
                                                     --------------            --------------          --------------

        Total Increase (Decrease)                           (22,139)                   95,367               (327,099)

Net Assets
    Beginning of Year                                     5,036,974                 4,941,607              5,268,706
                                                     --------------            --------------          --------------

    End of Year (Including
        Undistributed Net Investment
        Income of $70,511, $80,529
        and $79,403, Respectively)                   $    5,014,835            $    5,036,974          $   4,941,607
                                                     ==============            ==============          ==============





The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 12 (the "Trust") was organized on November 6, 1992 by Bear Stearns & Co. Inc. and Gruntal & Co. Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuations
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments on that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                              2
Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 15 units, 17 units and 28 units were redeemed by the Trust for the years ended June 30, 1996 and 1995 and 1994, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.37 to $1.04 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,829, and other expenses of $2,134. The other expenses include professional, printing and miscellaneous fees.

                                                                              3
Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders            $       4,980,572
            Less Initial Gross Underwriting Commission              (244,048)
                                                          ------------------

                                                                   4,736,524
            Accumulated Cost of Bond Sold,
                Matured or Called                                    (61,719)
            Net Unrealized Appreciation                              284,592
            Undistributed Net Investment Income                       70,511
            Undistributed Proceeds from
                Investments                                          (15,073)
                                                          ------------------


               Total                                       $       5,014,835
                                                          ==================


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $7,395.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                              4
Insured Municipal Securities Trust,
New York Navigator Insured Series 12

Notes to Financial Statements
June 30, 1996, 1995 and 1994
--------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                   $ 1,016.54
             Interest Income                         $   62.14
             Expenses                                    (1.90)
                                                     ----------


             Net Investment Income                                     60.24
             Net Gain or Loss on Investments(1)                         3.69
                                                                  ----------


         Total from Investment Operations                           1,080.47

         Less Distributions
             to Certificateholders
                 Income                                  62.24
                 Principal                                   -
             for Redemptions
                 Interest                                  .03
                 Principal                                3.05
                                                    ----------


         Total Distributions                                           65.32
                                                                  ----------


         Net Asset Value, End of Period**                         $ 1,015.15
                                                                  ==========



         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.

--------------------------------
* Unless otherwise stated, based upon average units outstanding during the year of 4,947.5 ([4,955 + 4,940]/2).
**       Based upon actual units outstanding.

                        NOTE: Part A of This Prospectus May Not Be
                              Distributed Unless Accompanied by Part B.


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                   SERIES 15



-------------------------------------------------------------------------------


     The Trust is a unit investment trust designated Series 15 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


-------------------------------------------------------------------------------



     This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                   Investors should retain both parts of this
                        Prospectus for future reference.

-------------------------------------------------------------------------------


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    Prospectus Part A Dated October 31, 1996




217480.1

     THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/3500th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

     INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has

                                      A-2
217480.1
issued such policy or policies covering each of the Bonds in the New York Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New York Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New York Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New York Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New York Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New York Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

     Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

     Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of

                                      A-3
217480.1
the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

     All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 5% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: MBIA Corp., 5%.


     PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.82% of the Public Offering Price, or 6.179% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $977.80 plus accrued interest of $5.79 under the monthly distribution plan, $10.04 under the semi-annual distribution plan and $36.08 under the annual distribution plan, for a total of $983.59, $987.84 and $1,013.88, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


     ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

     Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's

                                                      A-4
217480.1
portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

     Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

     The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

     A schedule of cash flow projections is available from the Sponsors upon request.

     DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

     MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.82% of the Public Offering Price (6.179% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

     TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of

                                      A-5
217480.1
this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                      A-6
217480.1


                                        INSURED MUNICIPAL SECURITIES TRUST
                                            NEW YORK NAVIGATOR INSURED
                                                     SERIES 15


                               SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996


Date of Deposit*:  December 9, 1993                               Minimum Principal Distribution:
---------------                                                   ------------------------------
Principal Amount of Bonds .              $3,500,000                 $1.00 per Unit.
-------------------------
Number of Units ...........              3,500                    Weighted Average Life to
---------------                                                   ------------------------
Fractional Undivided Inter-                                          Maturity:  22 Years.
--------------------------                                           --------
  est in Trust per Unit ...              1/3500                   Minimum Value of Trust:
  ---------------------                                           ----------------------
Principal Amount of                                                  Trust may be terminated if value
-------------------
  Bonds per Unit ..........              $1,000.00                   of Trust is less than $1,400,000
  --------------
Secondary Market Public                                              in principal amount of Bonds.
-----------------------
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2043
    of Bonds in Trust .....              $3,234,062.55+++            or the disposition of the last
  Divided by 3,500 Units ..              $924.02                     Bond in the Trust.
  Plus Sales Charge of 5.82%                                      Trustee***:  The Chase Manhattan
                                                                  -------
    of Public Offering                                               Bank.
    Price .................              $53.78                   Trustee's Annual Fee:  Monthly
                                                                  --------------------
  Public Offering Price                                              plan $1.13 per $1,000; semi-
    per Unit ..............              $977.80+                    annual plan $.66 per $1,000; and
Redemption and Sponsors'                                             annual plan is $.39 per $1,000.
------------------------
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  ----------------                                                ---------
  per Unit ................              $924.02+                    Services.
  --------
                                                +++               Evaluator's Fee for Each
                                                ++++                 Evaluation:  Minimum of $8 plus
Excess of Secondary Market                                           $.25 per each issue of Bonds in
--------------------------
  Public Offering Price                                              excess of 50 issues (treating
  ---------------------
  over Redemption and                                                separate maturities as separate
  -------------------
  Sponsors' Repurchase                                               issues).
  --------------------
  Price per Unit ..........              $53.78++++               Sponsors:  Reich & Tang
  --------------                                                  --------
Difference between Public                                            Distributors L.P. and Gruntal &
  Offering Price per Unit                                            Co., Incorporated
  and Principal Amount per                                        Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) .              $(22.20)                    $.25 per $1,000 principal amount
Evaluation Time:  4:00 p.m.                                          of Bonds (see "Trust Expenses
  New York Time.                                                     and Charges" in Part B of this
                                                                     Prospectus).





                        PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option


Gross annual interest income# .........                        $52.88           $52.88               $52.88
Less estimated annual fees and
  expenses ............................                          2.31             1.83                  .97
Estimated net annual interest
  income (cash)# ......................                        $50.57           $51.05               $51.91
Estimated interest distribution# ......                          4.21            25.52                51.91
Estimated daily interest accrual# .....                         .1405            .1418                .1442
Estimated current return#++ ...........                         5.17%            5.22%                5.31%
Estimated long term return++ ..........                         5.23%            5.28%                5.38%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


                                      A-7
217480.1

                 Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.:
         1-800-882- 9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   +     Plus accrued interest to the expected date of settlement
         (approximately three business days after purchase) of $5.79 monthly, $10.04 semi-annually and $36.08 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                      A-8
217480.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996


DESCRIPTION OF PORTFOLIO

     The portfolio of the Trust consists of 10 issues representing obligations of 8 issuers located in the state of New York and 1 in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 9.1% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 14.3% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $450,000 of the principal amount of the Bonds are general obligation bonds. All eight of the remaining issues representing $3,050,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Facility 1, Correctional Facility 1, Dormitory Authority 1, Health and Education 1, Hospital 1, Housing 1, Transit Facility 1 and Water and Sewer 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

     As of June 30, 1996, $1,200,000 (approximately 39.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 60.1% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


     None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                      A-9
217480.1


                                       FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                  Distribu-
                                                                                                  tions of
                                                             Distributions of Interest            Principal
                                                            During the Period (per Unit)           During
                                          Net Asset*                       Semi-                    the
                         Units Out-         Value           Monthly        Annual       Annual     Period
Period Ended              standing         Per Unit         Option         Option       Option    (Per Unit)
------------             ----------       ----------        -------        ------       ------    ----------


June 30, 1994              3,500           $881.75          $14.88        $15.02        $ 2.25       -0-
June 30, 1995              3,500            919.63           50.52         51.10         38.54       -0-
June 30, 1996              3,500            933.84           53.32         53.86         54.32       -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                      A-10
217480.1

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator Insured Series 15

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 15 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------



                                                                                         Redemption
                Aggregate                                           Coupon Rate/       Feature (2)(4)
  Portfolio     Principal   Name of Issuer and            Ratings     Date(s) of       S.F.-Sinking Fund       Market
     No.         Amount       Title of Bonds                (1)      Maturity(2)        Ref.-Refunding         Value(3)

      1        $  400,000   N.Y. State Dorm. Auth.           AAA       5.000%          No Sinking Fund         $  354,260
                            (St. Univ. Ed. Facs.)                      5/15/2018       5/15/00 @ 100 Ref.
                            Rev. Bonds Series 1989
                            B (MBIA Corp.)

      2           500,000   N.Y. State Hsg. Finc.            AAA       5.375           3/15/14 @ 100 S.F.         463,610
                            Agncy. Serv. Contrct.                      3/15/2023       9/15/03 @ 102 Ref.
                            Oblig. Rev. Bonds
                            Series 1993 D (MBIA Corp.)

      3           320,000   N.Y. State Med. Care             AAA       5.250           2/15/14 @ 100 S.F.         292,806
                            Facs. Finc. Agncy.                         8/15/2023       8/15/03 @ 102 Ref.
                            Mental Hlth. Servs.
                            Facs. Imprvmnt. Rev.
                            Bonds Series 1993 D
                            (MBIA Corp.)

      4           500,000   N.Y. State Urban Dev.            AAA       5.750           1/01/11 @ 100 S.F.         498,940
                            Corp. Correc. Cap.                         1/01/2013       1/01/03 @ 102 Ref.
                            Facs. Rev. Rfng. Bonds
                            Series 1993 (MBIA Corp.)

      5           605,000   Metro. Trans. Auth.              AAA       5.750           7/01/13 @ 100 S.F.         601,539
                            N.Y. Serv. Cntrct. Rev.                    7/01/2015       7/01/03 @ 101.5 Ref.
                            Bonds Trans. Facs.
                            Series P 1993 (MBIA
                            Corp.)

      6           350,000   N.Y. City Genl. Oblig.           AAA       6.250           No Sinking Fund            358,901
                            Rev. Bonds Fiscal 1993                     8/01/2016       8/01/03 @ 101.5 Ref.
                            Series A (MBIA Corp.)

      7           100,000   N.Y. City Genl. Oblig.           AAA       5.750           No Sinking Fund             99,419
                            Rev. Bonds Fiscal 1994                     8/15/2015       8/15/03 @ 101.5 Ref.
                            Series D (MBIA Corp.)







See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Portfolio of Investments June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          Redemption
                Aggregate                                             Coupon Rate/       Feature (2)(4)
  Portfolio     Principal    Name of Issuer and             Ratings     Date(s) of       S.F.-Sinking Fund      Market
     No.         Amount       Title of Bonds                 (1)      Maturity(2)        Ref.-Refunding         Value(3)

      8        $   250,000   N.Y. City Muni. Wtr.             AAA       5.500%          6/15/18 @ 100 S.F.    $   236,640
                             Finc. Auth. Wtr. & Swr.                    6/15/2020       6/15/02 @ 100 Ref.
                             Sys. Rev. Rfndg. Bonds
                             Series 1992 A (MBIA Corp.)

      9            300,000   P.R. Pub. Bldgs. Auth.           AAA       5.500           7/01/17 @ 100 S.F.        287,433
                             Pub. Ed. & Hlth. Facs.                     7/01/2021       7/01/03 @ 101.5 Ref.
                             Rev. Rfndg. Bonds Gtd.
                             By The Cmmnwlth. of
                             P.R. Series 1993 M
                             (MBIA Corp.)

     10            175,000   Glencove N.Y. Ind.               AAA       0.000           No Sinking Fund            40,514
                             Dev. Agncy. Civic Fac.                     10/15/2019      None
                             Rev. Bonds (Regency at
                             Glencove) Series 1992
                             B (MBIA Corp.)
                 ---------                                                                                     ----------

                 3,500,000   Total Investments (Cost (3) $3,408,959)                                           $3,234,062
                 =========                                                                                     ==========





















      See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Footnotes to Portfolio - June 30, 1996
-------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized depreciation of all the bonds was comprised of the following:

                 Gross Unrealized Appreciation         $         -
                 Gross Unrealized Depreciation            (174,897)
                                                       ------------



                 Net Unrealized (Depreciation)         $  (174,897)
                                                       ============


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).


















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Statement of Net Assets
June 30, 1996
-------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $3,408,959)                          $  3,234,062
                                                              ------------

Other Assets
   Accrued Interest                                                 68,218
                                                              ------------

    Total Other Assets                                              68,218
                                                              ------------

Other Liabilities
   Accrued Expenses                                                    318
   Advance from Trustee                                             33,518
                                                              ------------
    Total Other Liabilities                                         33,836
                                                              ------------


Excess of Other Assets Over Other Liabilities                       34,382
                                                              ------------

Net Assets (3,500 Units of Fractional Undivided
   Interest Outstanding, $933.84 per Unit)                    $  3,268,444
                                                              ============
















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Statement of Operations
-------------------------------------------------------------------------------------------------------------------


                                                           For the Years Ended June 30,
                                                 1996            1995                1994

Investments Income
    Interest                                   $ 187,030       $ 186,951            $ 109,148
                                               ---------       ---------            ---------

Expenses
    Trustee's Fees                                 4,364           4,247                1,831
    Evaluators Fees                                2,200           2,204                  767
    Sponsor's Advisory Fee                           875             875                   56
                                               ---------       ---------            ---------

        Total Expenses                             7,439           7,326                2,654
                                               ---------       ---------            ---------

    Net Investment Income                        179,591         179,625              106,494
                                               ---------       ---------            ---------


Realized and Unrealized Gain (Loss)
    Realized Gain (Loss)
        on Investments
    Change in Unrealized Appreciation
        (Depreciation) on Investments             57,955         130,953              (363,806)
                                               ---------       ---------            ----------

    Net Gain (Loss) on Investments                57,955         130,953              (363,806)
                                               ---------       ---------            ----------

    Net Increase in Net Assets
         Resulting from Operations             $ 237,546       $ 310,578           $  (257,312)
                                               =========       =========           ============















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------


                                                           For the Years Ended June 30,
                                                 1996            1995                1994

Operations
    Net Investment Income                      $   179,591      $   179,625        $   106,494
    Realized Gain (Loss on                              -                 -                  -
        Investments
    Change in Unrealized Appreciation
        (Depreciation) on Investments               57,955          130,953           (363,806)
                                               -----------      -----------          ---------

        Net Increase (Decrease)
              in Net Assets Resulting
              from Operations                      237,546          310,578           (257,312)
                                               -----------      -----------          ---------


Distributions to Certificateholders
    Investment Income                              187,790          178,007             52,319
    To Sponsor of Accrued Interest to
      Date of Settlement                                 -                -              8,390
                                               -----------      -----------          ---------



        Total Distributions                        187,790          178,007             60,709
                                               -----------      -----------          ---------

        Total Increase (Decrease)                   49,756          132,571           (318,021)

    Net Assets
        Beginning of Periods                     3,218,688      $ 3,086,117        $ 3,404,138
                                               -----------      -----------          ---------


    End of Period (Including
        Undistributed Net Investments
        Income of $39,203, $47,403 and
        $45,785, Respectively)                 $ 3,268,444      $ 3,218,688        $ 3,086,117
                                               ===========      ===========        ===========










The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 15 (the "Trust") was organized on December 9, 1993 (date of deposit) by Bear Stearns & Co. Inc. and Gruntal & Co. Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuations
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The differences between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                             2
Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units have been redeemed since the inception of the Trust.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.39 to $1.13 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,936, and other expenses of $1,428. The other expenses include professional, printing and miscellaneous fees.

                                                                             3
Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original Cost to Certificateholders           $   3,579,535
               Less Initial Gross Underwriting Commission         (175,397)
                                                             -------------

                                                                 3,404,138

               Net Unrealized Depreciation                        (174,897)
               Undistributed Net Investment Income                  39,203
                                                             -------------


                  Total                                      $   3,268,444
                                                             =============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,500 units of fractional undivided interest of the Trust as of the date of deposit

         Undistributed net investment income includes accumulated accretion of original issue discount of $4,821.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                             4
Insured Municipal Securities Trust,
New York Navigator Insured Series 15

Notes to Financial Statements
June 30, 1996, 1995 and 1994
-------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                      $    919.63
             Interest Income                        $      53.44
             Expenses                                      (2.13)
                                                    ------------

             Net Investment Income                                         51.31
             Net Gain or Loss on Investments(1)                            16.55
                                                                     -----------


         Total from Investment Operations                                 987.49

         Less Distributions
             to Certificateholders
                 Income
                 Principal                                 53.65
             for Redemptions                                   -
                 Interest                                      -
                 Principal                                     -
                                                   -------------

         Total Distributions                                               53.65
                                                                     -----------


         Net Asset Value, End of Period**                                 933.84
                                                                     ===========


         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.


--------
* Unless otherwise stated, based upon average units outstanding during the year of 3,500 ([3,500 + 3,500]]/2).

**       Based upon actual units outstanding.

                  NOTE: Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED

                                   SERIES 11






                  The Trust is a unit investment trust designated Series 11 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this
                       Prospectus for future reference.




         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1996




217484.1

                  THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/3000th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

                  INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has

                                      A-2
217484.1
issued such policy or policies covering each of the Bonds in the New Jersey Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New Jersey Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New Jersey Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New Jersey Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New Jersey Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New Jersey Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

                  Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon

                                      A-3
217484.1
mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

                  All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 85.2% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows:
Financial Guaranty Insurance Company ("Financial Guaranty"), 5%; Financial Security Assurance Inc. ("Financial Security"), 16.7%; and MBIA Corp., 63.5%.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.82% of the Public Offering Price, or 6.179% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $968.40 plus accrued interest of $6.14 under the monthly distribution plan, $10.33 under the semi-annual distribution plan and $36.30 under the annual distribution plan, for a total of $974.54, $978.73 and $1,004.70, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on

                                      A-4
217484.1
the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.82% of the Public Offering Price (6.179% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                   TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any,

                                      A-5
217484.1
reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                      A-6
217484.1

                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED
                                   SERIES 11


             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996




Date of Deposit*:  December 9, 1993                               Minimum Principal Distribution:
---------------                                                   ------------------------------
Principal Amount of Bonds .               $3,845,000                 $1.00 per Unit.
-------------------------
Number of Units ...........               3,000                   Weighted Average Life to Maturity:
---------------                                                   ---------------------------------
Fractional Undivided Inter-                                          27.6 Years.
--------------------------
  est in Trust per Unit ...               1/3000                  Minimum Value of Trust:
  ---------------------                                           ----------------------
Principal Amount of                                                  Trust may be terminated if value of
-------------------
  Bonds per Unit ..........               $1,281.67                  Trust is less than $1,200,000 in
  --------------
Secondary Market Public                                              principal amount of Bonds.
-----------------------
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2043 or
    of Bonds in Trust .....               $2,745,432.95+++           the disposition of the last Bond in
  Divided by 3,000 Units ..               $915.14                    the Trust.
  Plus Sales Charge of 5.82%                                      Trustee***:  The Chase Manhattan
                                                                  -------
    of Public Offering Price              $53.26                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
                                                                  --------------------
    per Unit ..............               $968.40+                   plan $1.13 per $1,000; semi-annual
Redemption and Sponsors'                                             plan $.66 per $1,000; and annual
------------------------
  Repurchase Price                                                   plan is $.39 per $1,000.
  ----------------
  per Unit ................               $915.14+                Evaluator:  Kenny S&P Evaluation
  --------                                                        ---------
                                                 +++                 Services.
                                                 ++++             Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus
--------------------------                                           ----------
  Public Offering Price                                              $.25 per each issue of Bonds in
  ---------------------
  over Redemption and                                                excess of 50 issues (treating
  -------------------
  Sponsors' Repurchase                                               separate maturities as separate
  --------------------
  Price per Unit ..........               $53.26++++                 issues).
  --------------
Difference between Public                                         Sponsors:  Reich & Tang Distributors
-------------------------                                         --------
  Offering Price per Unit                                            L.P. and Gruntal & Co.,
  -----------------------
  and Principal Amount per                                           Incorporated
  ------------------------
  Unit Premium/(Discount) .               $(313.27)               Sponsors' Annual Fee:  Maximum of
  -----------------------                                         --------------------
Evaluation Time:  4:00 p.m.                                          $.25 per $1,000 principal amount of
  New York Time.                                                     Bonds (see "Trust Expenses and
                                                                     Charges"
                                                                     in Part B
                                                                     of this
                                                                     Prospectus).





      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly             Semi-Annual            Annual
                                                             Option                Option               Option
                                                             ------                ------               ------


Gross annual interest income# .........                        $52.27               $52.27               $52.27
Less estimated annual fees and
  expenses ............................                          2.61                 2.03                  .59
Estimated net annual interest                                   _____               ______               ______
  income (cash)# ......................                        $49.66               $50.24               $51.68
Estimated interest distribution# ......                          4.14                25.12                51.68
Estimated daily interest accrual# .....                        .1379%                .1396                .1436
Estimated current return#++ ...........                         5.13%                5.19%                5.34%
Estimated long term return++ ..........                         5.26%                5.32%                5.48%
Record dates ..........................                      1st of                Dec. 1 and             Dec. 1
                                                             each month            June 1
Interest distribution dates ...........                      15th of               Dec. 15 and            Dec. 15
                                                             each month            June 15


                                      A-7
217484.1

                 Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898).
         For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   +     Plus accrued interest to the expected date of settlement
         (approximately three business days after purchase) of $6.14 monthly, $10.33 semi-annually and $36.30 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                      A-8
217484.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996



DESCRIPTION OF PORTFOLIO

                  The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New Jersey and 1 in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 4.2% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $100,000 of the principal amount of the Bonds is a general obligation bond. All eight of the remaining issues representing $2,900,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Health and Education 1, Housing 1, Pollution Control 2 and Utilities 3. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


                  As of June 30, 1996, $175,000 (approximately 5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $175,000 (approximately 5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 90.8% were purchased at a premium and approximately 4.2% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                      A-9
217484.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:


                                                                                                        Distribu-
                                                                                                        tions of
                                                               Distributions of Interest                Principal
                                                              During the Period (per Unit)               During
                                            Net Asset*                        Semi-                       the
                         Units Out-           Value           Monthly         Annual       Annual        Period
Period Ended              standing           Per Unit         Option          Option       Option       (Per Unit)
------------             ----------         ----------        -------         ------       ------       ----------

June 30, 1994             3,000              $863.71          $14.67         $14.81       $ 2.25          -0-
June 30, 1995             3,000               910.00           49.68          50.26        37.91          -0-
June 30, 1996             3,000               925.40           52.01          52.63        53.21          -0-



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                     A-10
217484.1

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11 (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants, whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Portfolio of Investments June 30, 1996
--------------------------------------------------------------------------------


              Aggregate                                         Coupon Rate/    Redemption
  Portfolio   Principal    Name of Issuer and        Ratings    Date(s) of      Feature (2)(4)             Market
     No.       Amount        Title of Bonds            (1)      Maturity(2)     S.F.-Sinking Fund          Value(3)
                                                                                Ref.-Refunding

      1      $ 525,000   N.J. Econ. Dev. Auth.         AAA      5.375%          No Sinking Fund          $ 492,634
                         Nat. Gas. Facs. Rfndg.                 8/01/2023       8/01/03 @ 102 Opt.
                         Rev. Bonds (N.J. Nat.
                         Gas Co. Prjt.) Series
                         1993A (MBIA Corp.)

      2        125,000   N.J. Hsg. & Mtg. Finc.        AAA      5.350           4/01/08 @ 100 S.F.         116,594
                         Agncy. Home Buyer                      10/01/2015      10/01/03 @ 102 Opt.
                         Rev. Bonds 1993 Series
                         G (MBIA Corp.)

      3        525,000   N.J. Sports & Expo            AAA      5.500           7/01/21 @ 100 S.F.         501,270
                         Auth. Cnvntn. Cntr.                    7/01/2022       7/01/02 @ 102 Opt.
                         Luxury Tax Bonds
                         Series 1992A (MBIA Corp.)

      4        100,000   Borough of Avalon N.J.        AAA      5.400           7/01/06 @ 100 S.F.          97,717
                         In The Cnty. of Cape                   7/01/2013       7/01/03 @ 102 Ref.
                         May Genl. Oblig. Rfndg.
                         Bonds 1993 (MBIA
                         Corp.)

      5        150,000   Camden Cnty. N.J.             AAA      0.000           No Sinking Fund             39,008
                         Muni. Utils. Auth. Cnty.               9/01/2019       None
                         Agreement Swr. Rev.
                         Cap. Apprec. Bonds
                         Series 1990 A (MBIA
                         Corp.)

      6        105,000   Cape May N.J. Muni.           AAA      5.750           1/01/12 @ 100 S.F.         104,391
                         Utils. Auth. Rev. Rfndg.               1/01/2016       1/01/03 @ 102 Ref.
                         Bonds Series 1992 A
                         (MBIA Corp.)

      7        500,000   Salem Cnty. N.J. Poll.        AAA      5.600           No Sinking Fund            468,585
                         Cntrl. Fincg. Auth. Poll.              11/01/2025      11/01/03 @ 102 Ref.
                         Cntrl. Rev. Bonds
                         (Atlantic City Elec. Co.
                         Prjt.) Series 1993 A
                         (AMT) (MBIA Corp.)









See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11


Portfolio of Investments June 30, 1996
--------------------------------------------------------------------------------


              Aggregate                                         Coupon Rate/    Redemption
  Portfolio   Principal    Name of Issuer and        Ratings    Date(s) of      Feature (2)(4)             Market
     No.       Amount        Title of Bonds            (1)      Maturity(2)     S.F.-Sinking Fund          Value(3)
                                                                                Ref.-Refunding

      8      $ 525,000   Salem Cnty. N.J. Poll.        AAA      5.500%          No Sinking Fund          $ 498,876
                         Cntrl. Fincg. Auth. Poll.              11/01/2033      11/01/03 @ 102 Opt.
                         Cntrl. Rev. Rfndg.
                         Bonds (Pub. Serv. Elec.
                         & Gas Co. Prjt.) Series
                         1993 C (MBIA Corp.)

      9        445,000   P.R. Pub. Bldgs. Auth.        AAA      5.500           7/01/17 @ 100 S.F.         426,359
                         Pub. Ed. & Hlth. Facs.                 7/01/2021       7/01/03 @ 101.5 Opt.
                         Rev. Rfndg. Bonds Gtd.
                         By The Cmnwlth. of
                         P.R. Series 1993 M
                         (MBIA Corp.)
             ---------                                                                                   ---------
            $3,000,000   Total Investments (Cost(3) $2,925,901)                                         $2,745,434
             =========                                                                                   =========












See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Footnotes to Portfolio - June 30, 1996
------------------------------------------------------------------------------

(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1996, the net unrealized depreciation of all the bonds comprised of the following:

                 Gross Unrealized Appreciation        $        -
                 Gross Unrealized Depreciation          (180,467)
                                                        ---------

                 Net Unrealized Depreciation          $ (180,467)
                                                       ==========


(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).






















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Statement of Net Assets
June 30, 1996
-------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $2,925,901)                               $ 2,745,434


Other Assets
   Accrued Interest                                                     54,885
                                                                     ---------

     Total Other Assets                                                 54,885
                                                                     ---------


Other Liabilities
   Accrued Expenses                                                        313
   Advance from Trustee                                                 23,816
                                                                     ---------

     Total Other Liabilities                                            24,129
                                                                     ---------


Excess of Other Assets over Other Liabilities                           30,756
                                                                     ---------


Net Assets (3,000 Units of Fractional Undivided
   Interest Outstanding, $925.40 per Unit)                         $ 2,776,190
                                                                    ==========



















The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Statements of Operations
-------------------------------------------------------------------------------
                                           For the Years Ended June 30,
                                        1996            1995           1994

Investment Income
  Interest                           $ 158,494       $ 158,425      $ 88,433
                                      --------        --------       -------

Expenses
  Trustee's Fees                         4,114           4,001         1,559
  Evaluator's Fees                       2,200           2,204           654
  Sponsor's Advisory Fee                   750             750            48
                                      --------        --------        ------

    Total Expenses                       7,064           6,955         2,261
                                      --------        --------       --------

 Net Investment Income                 151,430         151,470        86,172
                                      --------        --------       -------

Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss)
    on Investments                           -               -             -

  Change in Unrealized Appreciation
    (Depreciation) on Investments       51,908         137,293      (369,668)

  Net Gain (Loss) on Investments        51,908         137,293      (369,668)
                                      --------        --------       -------

  Net Increase in Net Assets
    Resulting from Operations        $ 203,338       $ 288,763     $(283,496)
                                      ========        ========       =======









The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                           For the Years Ended June 30,
                                        1996            1995           1994

Operations
 Net Investment Income               $ 151,430       $ 151,470      $2,186,172
 Realized Gain (Loss) on
   Investments                               -               -               -
  Changes in Unrealized Appreciation
    (Depreciation) on Investments       51,908         137,293        (369,668)
                                      --------        --------       ---------
    Net Increase in Net
      Assets Resulting
      from Operations                  203,338         288,763        (283,496)
                                      --------        --------       ---------

Distributions to Certificateholders
    Investment Income                  157,161         149,891          44,089
    To Sponsor of Accrued Interest
      to Date of Settlement                  -               -           3,049
                                      --------        --------       ---------

    Total Distributions                157,161         149,891          47,138
                                      --------        --------       ---------

    Total Increase (Decrease)           46,177         138,872        (330,634)

Net Assets
  Beginning of Period                2,730,013       2,591,141       2,921,775
                                     ---------       ---------       ---------

  End of Period (Including
    Undistributed Net Investment
    Income of $34,882, $40,613 and
    $39,034, Respectively)          $2,776,190      $2,730,013      $2,591,141
                                    ==========       =========       =========













The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11 (the "Trust") was organized on December 9, 1993 (date of deposit) by Bear Stearns & Co. Inc. and Gruntal & Co. Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
         Actual amounts could differ from those estimates.

         Interest Income
         The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the investments is based upon the bid prices for the bonds at the end of the period, which approximately the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                                                                              2
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units have been redeemed since the inception of the Trust.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.39 to $1.13 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,588, and other expenses of $1,526. The other expenses include professional, printing and miscellaneous fees.

                                                                              3
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original Cost to Certificateholders                 $3,072,319
             Less Initial Gross Underwriting Commission            (150,544)
                                                                  ---------
                                                                  2,921,775

             Net Unrealized Depreciation                           (180,467)
             Undistributed Net Investment Income                     34,882
                                                                  ---------


                Total                                            $2,776,190
                                                                  =========


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $4,126.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

                                                                              4
Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 11

Notes to Financial Statements
June 30, 1996, 1995 and 1994
------------------------------------------------------------------------------

8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                   $910.00
             Interest Income                        $52.83
             Expenses                                (2.35)
                                                     -----

             Net Investment Income                                  50.48
             Net Gain or Loss on Investments(1)                     17.31
                                                                   ------
                                                                   977.79

         Less Distributions
           to Certificateholders
              Income                                 52.39
              Principal                                  -
           for Redemptions
              Interest                                   -
              Principal                                  -
                                                    ------

         Total Distributions
                                                                    52.39
                                                                   ------

         Net Asset Value, End of Period**                         $925.40
                                                                   ======

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.
--------------
* Unless otherwise stated, based upon average units outstanding during the year of 3,000 ([3,000 + 3,000]/2).
**       Based upon actual units outstanding.

             Note: Part B of This Prospectus May Not Be Distributed
                         Unless Accompanied by Part A.

                       Please Read and Retain Both Parts
                    of This Prospectus For Future Reference.


                       INSURED MUNICIPAL SECURITIES TRUST

                               Prospectus Part B


                            Dated: October 31, 1996



                                   THE TRUST

Organization


                  "Insured Municipal Securities Trust" (the "Trust") consists of the "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P. (successor Sponsor to Bear Stearns & Co. Inc.) or, depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated, as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator and depending on the particular Trust, either The Bank of New York or The Chase Manhattan Bank, as Trustee. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.


                  On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or
--------
* This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust, Insured Municipal Securities Pennsylvania Navigator Insured Trust and/or Insured Municipal Securities New Jersey Navigator Insured Trust as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.


C/M:  11939.0001 112677.4
pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

Objectives

                  The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the federal corporate alternative minimum taxes and to state and local taxes. (See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and have purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the Bonds of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

                  Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

Portfolio


                  All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's") at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated "AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."



                                      -2-
C/M:  11939.0001 112677.4

                  For information regarding (i) the number of issues in the Trust, (ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "Information Regarding the Trust" and "Portfolio" in Part A of this Prospectus.


                  When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (a) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the Trust, (d) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (e) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), and (f) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".


                  Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.


                  Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

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




                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.


                  Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of recent developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

                  Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

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



                  Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types: (1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

                  Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

                  To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

                  Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such

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



obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

                  The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

                  Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)

                  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United

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




States. During fiscal year 1995, approximately 89% of Puerto Rico's exports were to the United States mainland, which was also the source of 65% of Puerto Rico's imports. In fiscal 1995, Puerto Rico experienced a $4.6 billion positive adjusted trade balance. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently in each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($22.5 billion in 1987 prices) and personal income per capita was $7,296 ($6,074 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include many types in addition to federal transfer payments, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1995 were $5.9 billion, of which $4.0 billion, or 67.6%, represent entitlement to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1995 averaged 1,051,000, an increase of 4.0% over fiscal 1994. The unemployment rate in Puerto Rico for fiscal 1995 decreased from 16.0% to 13.8%. The Puerto Rico Planning Board's most recent gross product forecast for fiscal 1996, made in February 1995, showed an increase of 2.7%. The Planning Board's Economic Activity Index, a composite index for thirteen economic indicators, increased 2.7% for the first seven months of fiscal 1995 compared to the same period of fiscal 1994, which period showed an increase of 1.7% over the same period of fiscal 1993. During the first four months of fiscal 1996 the Index increased 1.8% compared to the same period of fiscal 1995, which period showed an increase of 2.7% over the same period of fiscal 1994. Growth in the Puerto Rico economy in fiscal 1996 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar, the level of federal transfers and the cost of borrowing.


Discount And Zero Coupon Bonds

                  Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than

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



coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.

                  Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.

Insurance On The Bonds

                  Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancelable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

                  Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the

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



interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.

Navigator Insured Trusts

                  Sponsor-Insured Bonds. Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has

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



insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

                  Pre-Insured Bonds. Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by AMBAC Indemnity Corporation ("AMBAC"), Bond Investors Guaranty ("BIG"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security"), Firemen's Insurance Co. ("Firemen's"), Industrial Indemnity Company ("IIC") (which operates the Health Industry Board Insurance Program ("HIBI Program"), Municipal Bond Insurance Association ("MBIA"), MBIA Corp. or United States Fidelity and Guaranty Company ("USF&G Company") (collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.


                  AMBAC is a Wisconsin-domiciled stock insurance corporation, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets (unaudited) of approximately $2,505,000,000, and statutory capital (unaudited) of approximately $1,384,000,000 as of June 30, 1996. Statutory capital consists of AMBAC's policyholders' surplus and statutory contingency reserve. AMBAC is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Standard & Poor's, Moody's and Fitch Investors Service, L.P. ("Fitch") have each assigned a triple-A claims paying ability rating to AMBAC.


                  AMBAC has entered into pro rata reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

                  AMBAC has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by issuer of the Bonds.

                  Connie Lee, a stock insurance company incorporated in Wisconsin, is a wholly-owned subsidiary of College Construction Loan Insurance Association, a stockholder-owned District of Columbia insurance holding company whose creation was authorized by the 1986 amendments to the Higher Education Act. The United States Department of Education and Student Loan Marketing Association are founding shareholders of College Construction Loan Insurance Association. As a federally authorized company, Connie Lee's structure and operational authorities are subject to revision by amendments to the Higher Education Act or other federal enactments. CONNIE LEE IS NOT AN AGENCY OR INSTRUMENTALITY OF THE UNITED STATES GOVERNMENT, ALTHOUGH THE UNITED STATES GOVERNMENT IS A STOCKHOLDER OF COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION. THE OBLIGATIONS OF CONNIE LEE ARE NOT OBLIGATIONS OF THE UNITED STATES GOVERNMENT.

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





                  As of June 30, 1996, the total policyholders' surplus of Connie Lee was $112,734,947 (unaudited) and total admitted assets were $219,098,333 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.


                  As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.


                  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation ("FGIC"), a Delaware holding company. FGIC is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither FGIC nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of June 30, 1996, the total capital and surplus of Financial Guaranty was approximately $1,069,597,000. In addition, Financial Guaranty is currently licensed to write insurance in 50 states and the District of Columbia.


                  As of the Evaluation Date, the claims-paying ability of Financial Guaranty has been rated "AAA" by Standard & Poor's.


                  Firemen's, which was incorporated in New Jersey in 1855, is a wholly-owned subsidiary of The Continental Corporation ("CIC") and a member of CNA, a group of life, property and casualty insurance companies. On May 10, 1995, CNA Financial Corporation purchased the outstanding shares of CIC. Firemen's, among other policy types, provides unconditional and non-cancelable insurance on industrial development revenue bonds. As of June 30, 1996, Firemen's statutory surplus (audited) was $405,434,074.


                  As of the Evaluation Date, the claims-paying ability of Firemen's has been rated "A-" by Standard & Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).


                  Financial Security is a monoline insurance company incorporated in 1984 under the laws of the State of New York and is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

                  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., US WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

                  Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries are reinsured among such companies on an agreed upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota-share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of June 30, 1996, total shareholders equity of Financial Security and its wholly-owned subsidiaries was (unaudited) $785,072,000 and total unearned premium reserves was (unaudited) $351,180,000.

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




                  As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's.


                  On the original date of deposit, some of the Bonds in the Trusts may have been pre-insured pursuant to the HIBI Program operated by IIC. Under the HIBI Program, all insurance written was pooled pursuant to a Reinsurance Participation Agreement among United States Fire Insurance Company, The North River Insurance Company, Westchester Fire Insurance Company, International Insurance Company and ICC (collectively, the "Companies"). Under the Reinsurance Participation Agreement, each Company shared in the business produced by each participant in the pool on the following basis: United States Fire Insurance Company--41%, IIC--18%, The North River Insurance Company--18%, Westchester Fire Insurance Company--18% and International Insurance Company--5%. As of December 31, 1992, the Reinsurance Participation Agreement terminated. As of January 1, 1993, each party to the HIBI Program remains liable on risks in force until their expiration.


                  As of the Evaluation Date, the claims-paying ability of each of the Companies has been rated by Standard & Poor's as follows: IIC has been rated A+; United States Fire Insurance Company, North River Insurance Company and Westchester Fire Insurance Company have each been rated A; and International Insurance Company has not been rated (see "Ratings" under "Insurance on the Bonds" in this Part B).


                  IIC is a wholly-owned subsidiary of Industrial Indemnity Holdings, Inc. Industrial Indemnity Holdings, Inc. is a wholly owned subsidiary of Talegen Holdings, Inc. ICC is a California domestic stock property and casualty insurance company that specializes in workers' compensation insurance. The company's address is 255 California Street, San Francisco, California 94111. For the six months ending June 30, 1996, the policy holders' surplus of ICC was $275,983,684. For the year ended December 31, 1995, total policyholders' surplus of IIC was $298,612,826.


                  As of the Evaluation Date, the claims-paying ability of IIC has been rated "A+" by Standard & Poor's. As a result of this rating, the ratings of all Bonds in the Trusts insured by IIC, except pre-refunded bonds, are rated (see "Ratings" under "Insurance on the Bonds" in this Part B).

                  MBIA is an association of five insurance companies which joined together to insure severally (and not jointly) new issues of municipal bonds. Each insurance company comprising Municipal Bond Insurance Association ("MBIA", also known as the "Association") will be severally and not jointly obligated under the MBIA policy in the following respective percentages: The Aetna Casualty and Surety Company, 33%; Fireman's Fund Insurance Company, 30%; The Travelers Indemnity Company, 15%; Aetna Insurance Company*, 12%; and The Continental Insurance Company, 10%. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations.


                  Some of the members of the Association are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of MBIA Insurance Corporation (formerly known as Municipal Bond Investors Assurance Corporation) ("MBIA Corp.") and is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Corp. commenced municipal bond insurance
--------
*        Now known as Cigna Property and Casualty Company.


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operations on January 5, 1987.  MBIA Corp. is a separate and distinct entity from the Association. MBIA Corp. has no liability to the bondholders for the obligations of the Association.


                  The following table sets forth certain financial information with respect to the five insurance companies comprising MBIA. The statistics, which have been furnished by MBIA, are as reported by the insurance companies to the New York State Insurance Department and are determined in accordance with statutory accounting principals. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof. In addition, these numbers are subject to revision by the New York State Insurance Department which, if revised, could either increase or decrease the amounts.

                 MUNICIPAL BOND INSURANCE ASSOCIATION ("MBIA")
                   FIVE MEMBER COMPANIES ASSETS, LIABILITIES
                           AND POLICYHOLDERS' SURPLUS
                              AS OF MARCH 31, 1995
                                (000's omitted)


                                                        New York           New York           New York
                                                        Statutory          Statutory          Policyholder's
                                                        Assets             Liabilities        Surplus

The Aetna Casualty & Surety Company                     $10,225,604        $ 8,312,158        $1,913,446
Fireman's Fund Insurance Company                          7,126,217          5,116,059         2,010,158
The Travelers Indemnity Company                          10,461,356          8,654,130         1,807,226
Cigna Property and Casualty Company                       4,260,177          3,637,513           622,664
  (Formerly Aetna Insurance Company)
The Continental Insurance Company                         3,060,583          2,380,723           679,860
                                                        -----------        -----------        ----------

   TOTAL                                                $35,133,937        $28,100,583        $7,033,354


                 MBIA Corp. is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain.

                 As of June 30, 1996, MBIA Corp. had admitted assets of $4.2 billion (unaudited), total liabilities of $2.8 billion (unaudited), and total capital and surplus of $1.4 billion (unaudited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA Corp. had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited).

                 As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and Fitch, and Aaa by Moody's.

                 USF&G Company is the principal subsidiary of USF&G Corporation, a holding company engaged primarily in the insurance business. USF&G Company, founded in 1896, is the twenty-fourth largest property/casualty insurer in the United States, based on net premiums written for the year ended December 31, 1995. USF&G Company markets commercial and personal insurance products, concentrating on targeted market segments, through a distribution network of approximately 3,600 independent agents. USF&G Corporation's life insurance subsidiary, F&G Life, markets life insurance and annuity products through a


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network of wholesalers, brokers and specialty marketing organizations. USF&G
Company accounted for $2.5 billion (or 94%) of USF&G Corporation's approximately $2.7 billion total premiums earned for the year ended December 31, 1995. As of the Evaluation Date, the claims-paying ability of USF&G Company has been rated A by Standard & Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).


Insured Municipal Securities Trust

                 Sponsor-Insured Bonds. For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.

                 Pre-Insured Bonds. The Bonds which are insured under policies obtained by the Bond issuers are insured by AMBAC, BIG, Financial Guaranty, Firemen's, MBIA, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                 Ratings. As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of this Prospectus. For a discussion of the rating assigned to the Units of the Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                 The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.

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                              RISK CONSIDERATIONS

Special Factors Affecting the Navigator Trusts

                 The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, they have no reason to believe it is not correct in all material respects.

New York Navigator Trust

Special Factors Affecting New York


                 The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.


                 Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

                 The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

                 Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


                 New York City. The City, with a population of approximately
7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.



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                 The national economic downturn which began in July 1990
adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and the City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2000.

                 For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

                 Pursuant to the laws of the State, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects substantial budget gaps for each of the 1998 through 2000 fiscal years. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").

                 The fourth quarter modification to the City's financial plan for the 1996 fiscal year, submitted to the Control Board on June 21, 1996 (the "1996 Modification"), projects a balanced budget in accordance with GAAP for the 1996 fiscal year, after taking into account a discretionary transfer of $243 million. The 1996 Modification assumes $119 million of savings from a proposed increase in the investment earnings assumptions for pension assets, $39 million of which, relating to the police pension fund, the City currently does not expect to be achieved. The Financial Plan for the 1997 through 2000 fiscal years, submitted to the Control Board on June 21, 1996, which relates to the City, the Board of Education ("BOE") and the City University of New York ("CUNY"), is based on the City's expense and capital budgets for the City's 1997 fiscal year, which were adopted on June 12, 1996, and includes proposed actions by the City for the 1997 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures.

                 Although the City has maintained balanced budgets in each of its last fifteen fiscal years, and is projected to achieve balanced operating results for the 1996 fiscal year, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.


                 The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

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In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants in the City's 1997 fiscal year which could have additional adverse effects on the City's cash flow or revenues.

                 The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the results of a pending actuarial audit of the City's pension system which is expected to significantly increase the City's annual pension costs, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation ("HHC") and BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions and provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform.

                 Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $5.7 billion of general obligation bonds and $4.5 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Infrastructure Finance Authority") primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. The creation of Infrastructure Finance Authority, which is subject to the enactment of State legislation, is being proposed by the City as part of the City's effort to avoid conflict with the forecast level of the constitutional restrictions on the amount of debt the City is authorized to issue. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and Infrastructure Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or bonds of the proposed Infrastructure Finance Authority, it would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

                 The 1997-2000 Financial Plan projects revenues and expenditures for the 1997 fiscal year balanced in accordance with GAAP. The projections for the 1997 fiscal year reflect proposed actions to close a previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions for the 1997 fiscal year include (i) additional agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $385 million due to the four-year extension of the 12.5% personal income tax surcharge and other actions; (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $75 million;
(iv) the assumed receipt of revenues relating to rent payments for the City's airports totaling $269 million, which are currently the subject of a dispute with the Port Authority; (v) the sale of the City's television station for


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$207 million; and (vi) pension cost savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%, $40 million of which the City currently does not expect to be achieved.

                 The Financial Plan also sets forth projections for the 1998 through 2000 fiscal years and projects gaps of $1.7 billion, $2.7 billion and $3.4 billion for the 1998, 1999 and 2000 fiscal years, respectively.

                 The 1997-2000 Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 1997-2000 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1997 through 2000 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State, in the context of the State's current financial condition, to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC, BOE and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

                 The projections for the 1997 through 2000 fiscal years also assume (i) approval by the Governor and the State Legislature of the extension of the 12.5% personal income tax surcharge, which is projected to provide revenue of $171 million, $447 million, $478 million and $507 million in the 1997 through 2000 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions;
(iii) the ability of HHC and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; and (iv) State approval of the cost containment initiatives and State aid proposed by the City. The Financial Plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress.

                 In connection with the Financial Plan, the City has outlined a gap-closing program for the 1998 through 2000 fiscal years to substantially reduce the remaining $1.7 billion, $2.7 billion and $3.4 billion projected budget gaps for such fiscal years. This program, which is not specified in detail, assumes additional agency programs to reduce expenditures or increase revenues by $674 million, $959 million and $1.1 billion in the 1998 through 2000 fiscal years, respectively; additional reductions in entitlement cost of $400 million, $750 million and $1.0 billion in the 1998 through 2000 fiscal years, respectively; additional savings of $250 million, $300 million and $500 million in the 1998 through 2000 fiscal years, respectively, resulting from restructuring City government by consolidating operations, privatization and mandate management and other initiatives; additional proposed Federal and State aid of $105 million, $200 million and $300 million in the 1998 through


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2000 fiscal years, respectively; additional revenue initiatives and asset sales of $155 million, $350 million and $400 million in the 1998 through 2000 fiscal years, respectively; and the availability in each of the 1998 through 2000 fiscal years of $100 million of the General Reserve.

                 The City's projected budget gaps for the 1999 and 2000 fiscal years do not reflect the savings expected to result from prior years' programs to close the gaps set forth in the Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 1998 budget are not taken into account in projecting the budget gaps for the 1999 and 2000 fiscal years.

                 The City's financial plans have been the subject of extensive public comment and criticism. On July 16, 1996, the staff of the City Comptroller issued a report on the Financial Plan. The report concluded that the City's fiscal situation remains serious, and that the City faces budgetary risks of approximately $787 million to $941 million for the 1997 fiscal year, which increase to $4.16 billion to $4.31 billion for fiscal year 2000.


                 On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels.


                 On March 1, 1996, Moody's stated that the rating for City general obligation bonds remains under review pending the outcome of the adoption of the City's budget for the 1997 fiscal year, and, in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Since July 15, 1993, Fitch Investors Service, L.P. ("Fitch") has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications.

                 New York State and its Authorities. The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State's prior fiscal year commenced on April 1, 1995, and ended on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year. The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor.

                 The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of


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December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

                 The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the State Division of the Budget ("DOB") to be $1.3 billion, or 3.9 percent of total General Fund receipts.

                 The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

                 The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.

                 The State Financial Plan is based on a June 1996 projection by DOB of national and State economic activity. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains. DOB forecasts that national economic growth will be quite strong in the first half of calendar 1996, but will moderate considerably as the year progresses. The overall growth rate of the national economy during calendar year 1996 is expected to be just slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product during 1996 is projected to be moderate at 2.1 percent, with anticipated declines in federal spending and net exports more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to be contained at about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 5 percent.

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




                 The forecast of the State's economy shows modest expansion during the first half of calendar 1996, but some slowdown is projected during the second half of the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be slowed by government cutbacks at all levels and by tight fiscal constraints on health and social services. On an average annual basis, employment growth in the State is expected to be up slightly from the 1995 rate. Personal income is expected to record moderate gains in 1996. Bonus payments in the securities industry are expected to increase further from last year's record level.

                 The forecast for continued slow growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger- than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

                 The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total governmental-fund receipts and 71 percent of total governmental-fund disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

                 The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

                 The State reported a General Fund operating surplus of $380 million for the 1995-96 fiscal year, as compared to an operating deficit of $1.43 billion for the prior fiscal year. The 1995-96 fiscal year surplus reflects several major factors, including the cash-basis surplus and the benefit of $529 million in Local Government Assistance Corporation ("LGAC") bond proceeds which were used to fund various local assistance programs. This was offset in part by a $437 million increase in tax refund liability primarily resulting from the effects of ongoing tax reductions and (to a lesser extent) changes in accrual measurement policies, and increases in various other expenditure accruals. Revenues increased $530 million (nearly 1.7 percent) over the prior fiscal year with an increase in personal income taxes and miscellaneous revenues offset by decreases in business and other taxes. Expenditures decreased $716 million (2.2 percent) from the prior fiscal year with the largest decrease occurring in State aid for social services programs and State operations spending. Net other financing sources nearly tripled, increasing $561 million, due primarily to an increase in bonds issued by LGAC, a transfer from the Mass Transportation Operating Assistance Fund and transfers from public benefit corporations.

                 On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and

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




contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on October 3, 1995, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On October 2, 1995, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                 Litigation. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1996-97 State Financial Plan.

                 The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1997-2000 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1995 amounted to approximately $2.5 billion.


New Jersey Navigator Trust

New Jersey Risk Factors


         State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1993 the State ranked second among the states in per capital personal income ($26,967).


         The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

         The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.

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         The onset of the national recession (which officially began in July
1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 6.4% in February 1996, which is above the national average of 5.5% in February 1996. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.


         Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1994, there was a total authorized bond indebtedness of approximately $9.14 billion, of which $3.65 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.49 billion was unissued. The debt service obligation of such outstanding indebtedness is $446.3 million for Fiscal Year 1996.

         New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1989, there was a surplus in the State's general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of Fiscal Year 1990, there was a surplus in the general funds of $1 million. At the end of Fiscal Year 1991, there was a surplus in the general fund of $1.4 million. New Jersey closed its Fiscal Year 1992 with a surplus of $760.8 million and fiscal year 1993 with a surplus of $937.4 million. It is estimated that New Jersey closed its fiscal year 1994 with a surplus of $926.0 million and fiscal year 1995 with a surplus of $563 million.

         In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

         The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

         The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new

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



homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

         The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

         Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.

         On June 30, 1995, Governor Whitman signed the New Jersey Legislature's $16.0 billion budget for Fiscal Year 1996. The balanced budget, which includes $541 million in surplus, is $300 million more than the 1995 budget. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect estimated tax revenues. The Fiscal Year 1995 Appropriations Act forecasts sales and use tax collections of $3.98 billion, a 5.3% increase from receipts estimated in the Revised Revenue Estimates for Fiscal Year 1994. It also forecasts gross income tax collections of $4.582 billion, a 1.2% increase from receipts, estimated for Fiscal Year 1994, and corporation business tax collections of $915 million, a 12% decrease from receipts estimated for Fiscal Year 1994. However, projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.


         Debt Ratings. For many years, both Moody's Investors Service, Inc., and Standard & Poor's Corporation have rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. Currently, Moody's Investors Service, Inc. rates New Jersey general obligation bonds Aa1. On July 3, 1991, however, Standard & Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard & Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard & Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard & Poor's

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




Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard & Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard & Poor's reaffirmed its "AA+" rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.

         On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aa1", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

         Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. Capital Construction expenditures for Fiscal Year 1995 represent 1.9% of the total Fiscal Year 1995 expenditures. In Fiscal Year 1995, total Capital Construction expenditures were $289.8 million, a decrease of $83.4 million from Fiscal Year 1994. This amount reflects a reduction of $136.4 million in capital projects and an increase of $53.0 million in expenditures to the Transportation Trust Fund Authority.


         All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

         Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

         The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease (i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United

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



States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature. Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

         The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992 Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.

         In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be (i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.

         Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase

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



agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.

         "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

         New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

         South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

         Higher Education Assistance Authority. The Higher Education Assistance Authority has issued $24,996,064 aggregate principal amount of revenue bonds, the interest on which has been capitalized to but not including January 1, 1993. After the period of capitalized interest has ended, it is anticipated that the authority's revenues will be sufficient to cover debt service on its bonds.

         Below are listed State appropriations made since 1986 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.




                                                     Appropriation for                     Appropriation for
                Calendar Year                           Debt Service                         Property Tax


1986.........................................                $0                              $1,647,216.00

1987.........................................                 0                               1,647,216.00

1988.........................................                 0                               1,647,216.00

1989.........................................        1,281,793.58                             1,745,917.00

1990.........................................        2,362,850.67                             1,850,000.00

1991.........................................        2,770,851.00                             1,850,000.00

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



        On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and (ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.

        Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

     Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

        The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up

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



to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.

        State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

        Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual

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deficit experienced by the municipality. The municipality then may issue Fiscal
Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

        State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4 percent of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25 percent of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

        There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4 percent of its tax levy. The number of municipalities which have a cash deficit greater than 4 percent of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

        School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

        School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

        The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

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        In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

        In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

        School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

        School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

        In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the

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approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

        All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

        School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

        Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c. 39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts; tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.

        New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

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        Local Financing Authorities. The Local Authorities Fiscal Control Law
(N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

        Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

        Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the formula relating to State aid to public schools, the method by which the State shares with its counties maintenance recoveries and costs for residents in State institutions, unreasonably low Medicaid payment rates for long-term facilities in New Jersey, the obligation of counties to maintain Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, taxes paid into the Spill Compensation Fund (a fund established to provide money for use by the State to remediate hazardous waste sites and to compensate other persons for damages incurred as a result of hazardous waste discharge) based upon Federal preemption, various provisions, and the constitutionality of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the New Jersey Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, the adequacy of Medicaid reimbursement for services rendered by doctors and dentists to Medicaid eligible children, the Commissioner of Health's calculation of the hospital assessment required by the Health Care Cost Reduction Act of 1991, refusal of the State to share with Camden County Federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

        At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary

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damages that are primarily paid out of the fund created pursuant to the New
Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.


Pennsylvania Trust

                  The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Pennsylvania municipal securities and does not purport to be a complete or exhaustive description of all conditions to which issuers of Pennsylvania municipal securities may be subject. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Pennsylvania Trust cannot predict whether or to what extent such factors or other factors may affect the issuers of Pennsylvania municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities held by the Pennsylvania Trust to pay interest on or principal of such securities. The creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth of Pennsylvania to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Pennsylvania, and it is possible the Pennsylvania Trust has invested in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Pennsylvania municipal securities.

                  State Finance


                  State Economy. The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy. It is the headquarters for 58 major corporations. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed over the last thirty years as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. A more diversified economy was necessary as the traditionally strong industries in the Commonwealth declined due to a long-term shift in jobs, investment and workers away from the northeast part of the nation. The major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually, while agribusiness and food related industries support $39 billion in economic activity annually.

                  Non-agricultural employment in Pennsylvania over the last ten years increased at an annual rate of 1.02 percent. This rate compares to a 0.36 percent rate for the Middle Atlantic region and 1.78 percent for the U.S. during the period 1990 through 1992. Non-agricultural employment declined by 94,000 jobs. By 1994 employment exceeded the pre-recession level. For the last three years, employment in the Commonwealth has increased 3.4 percent. The growth in employment experienced in Pennsylvania during this period is higher than the 2.9 percent growth in the Middle Atlantic region. Non- manufacturing employment has increased in recent years to its 1995 level of


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82.1 percent of total employment in Pennsylvania. Consequently, manufacturing employment constitutes a diminished share of total employment within Pennsylvania. Manufacturing, contributing 17.9 percent of 1995 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1993 the services sector accounted for 30.4 percent of all non-agricultural employment while the trade sector accounted for 22.8 percent.

                  Pennsylvania's annual average unemployment rate was below the national average from 1986 until 1990. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 6.9 percent in 1991 and 7.5 percent in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.0 percent in 1993. As of March 1996, the most recent month for which data is available, the seasonally adjusted unemployment rate for the Commonwealth was 5.6 percent, the same rate as that for the United States.

                  The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. A gubernatorial veto can be overridden only by a two-thirds majority of all members of each house. The Commonwealth's fiscal year begins on July 1 and ends on June 30.


                  The Constitution and the laws of the Commonwealth require all payments from the treasury, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from a fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year.

                  Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action. Over 150 funds have been established for the purpose of recording the receipts and disbursements of monies received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the

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Commonwealth's operating and administrative expenses are payable from the
General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

                  Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting. Since 1984, the Commonwealth has also prepared annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Financial statements prepared in accordance with GAAP have been audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm each year since 1984. Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.


                  Financial Results for Recent Fiscal Years (GAAP Basis). For the five year period fiscal 1991 through fiscal 1995, total revenues and other sources rose at a 9.1 percent average annual rate while total expenditures and other uses grew by 7.4 percent annually. Over two-thirds of the increase in total revenues and other sources during this period occurred during fiscal 1992 when a $2.7 billion tax increase was enacted to address a fiscal 1991 budget deficit and to fund increased expenditures for fiscal 1992. For the four year period fiscal 1992 through fiscal 1995, total revenues and other sources increased at an annual average of 3.3 percent, less than one-half the rate of increase for the five year period beginning with fiscal 1991. This slower rate of growth was due, in part, to tax rate reductions and other tax law revisions that restrained the growth of tax receipts for fiscal years 1993, 1994 and 1995.

                  Expenditures and other uses followed a pattern similar to that for revenues, although with smaller growth rates, during the fiscal 1991 through fiscal 1995 period. Program areas having the largest increase in costs for the fiscal 1991 to fiscal 1995 period were for protection of persons and property, due to an expansion of state prisons, and for public health and welfare, due to rising caseloads, program utilization and increased prices. Recently, efforts to restrain the rapid expansion of public health and welfare program costs have resulted in expenditure increases at or below the total rate of increase for total expenditures in each fiscal year. For the period fiscal 1992 through fiscal 1995, public health and welfare costs increased by an average annual rate of 3.5 percent, well below the 5.2 percent average for total expenditures and other uses during the same period.

                  Fiscal 1994 Financial Results (GAAP Basis). The fund balance increased $194.0 million over the prior year's fund balance due largely to an increased reserve for encumbrances and an increase in other designated funds. The unreserved-undesignated balance increased by $14.8 million to $79.2 million. Revenues and other sources increased by 1.8 percent over the prior fiscal year while expenditures and other uses increased by 4.3 percent. Consequently, the operating surplus declined to $179.4 million for fiscal 1994 from $686.3 million for fiscal 1993.

                  Budgetary Basis. Commonwealth revenues during the fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and
3.9 percent over Commonwealth revenues during the previous fiscal year. The sales tax was an important contributor to the higher than estimated revenues. Collections from the sales tax were $5.124 billion, a 6.1 percent increase from the prior fiscal year and $81.3 million above estimate. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax which ended the fiscal year $74.4 million below


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estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Tax refunds in fiscal 1994 were reduced substantially below the $530 million amount provided in fiscal 1993. The higher fiscal 1993 amount and the reduced fiscal 1994 amount occurred because reserves of approximately $160 million were added to fiscal 1993 tax refunds to cover potential payments if the Commonwealth lost litigation known as Philadelphia Suburban Corp. v. Commonwealth. Those reserves were carried into fiscal 1994 until the litigation was decided in the Commonwealth's favor in December 1993 and $147.3 million of reserves for tax refunds were released.

                  Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and corrections spending contributed to the rate of spending growth for the fiscal year.

                  The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million. By state statute, ten percent ($33.6 million) of that surplus was transferred to the Tax Stabilization Reserve Fund and the remaining balance was carried over into the 1995 fiscal year.


                  Fiscal 1995 Fiscal Results (GAAP Basis). Revenues and other sources totaled $23,771.6 million, an increase of $1,135.0 million (0.5 percent) over the prior fiscal year. The largest increase was $817.9 million in taxes which represents a 5.6 percent increase over taxes in the prior fiscal year. Expenditures and other uses rose by $1,364.1 million to $23,821.4 million, an increase over the prior fiscal year of 6.1 percent. Consequently, an operating deficit of $49.8 million was recorded for the fiscal year and led to a decline in fund balance to $688.3 million at June 30, 1995. Two items predominantly contributed to the fund balance decline. First, a more comprehensive procedure was used for fiscal 1995 to compute the liabilities for certain public welfare programs leading to an increase for the year-end accruals. Second, a change to the methodology to calculate the year-end accrual for corporate tax payables increased the tax refund liability by $72 million for the 1995 fiscal year when compared to the previous fiscal year.

                  The fund balance for June 30, 1994, was restated for the fiscal 1995 financial statements. That restatement totaled $116.7 million to recognize previously unreported revenues and expenditures for fiscal 1994. The fund balance for June 30, 1994, as restated, was $776.3 million.

                  Budgetary Basis. Commonwealth revenues for the fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers.


                  Commonwealth revenues were $459.4 million, 2.9 percent, above the estimate of revenues used at the time the budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6 percent over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25 percent to
11.99 percent that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5.526.9 million, $128.8 million above the

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enacted budget estimate and 7.9 percent over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous revenue collections for fiscal 1995 were $183.5 million, $44.9 million above estimate and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues. Personal income tax receipts for fiscal 1995 were slightly above the budgeted estimate. Receipts totaled $5,083.2 million, $5.1 million above the estimate and 4.3 percent over collections for fiscal 1994. The higher than estimated revenues from tax sources were due to faster economic growth in the national and state economy than had been projected when the budget was adopted. The higher rate of economic growth for the nation and the state gave rise to increases in employment, income and sales higher than expected which translated into above-estimate tax revenues.


                  Tax revenue refunds were also higher than estimated in the budget. The reserve for tax refunds was increased during the fiscal year from $410 million to $460 million, a 110 percent increase over refunds budgeted in fiscal 1994 which were unusually low due to a carryover of $160 million of reserves for tax refunds from fiscal 1993. An acceleration of the tax refund process for corporation taxes, litigation settlements, and an increase in the personal income tax poverty exemption contributed to tax refunds being higher than initially budgeted.

                  Expenditures from Commonwealth revenues (excluding pooled financing expenditures), including $65.5 million of supplemental appropriations enacted at the close of the 1995 fiscal year, totaled $15,674.7 million, representing an increase of 5 percent over spending during fiscal 1994.

                  Funds held in reserve at the end of fiscal 1995 for transfer to the Tax Stabilization Reserve Fund totaled $111.0 million. Of this total, $54.0 million represents the 10 percent transfer of the fiscal year-end balance prescribed in prior state law. The remaining $57.0 million represents an additional 5 percent of the year-end balance and an additional $30 million proposed by the Governor to be transferred to the Tax Stabilization Reserve Fund. These additional reserves for transfer were authorized in legislation recently enacted by the General Assembly. The Tax Stabilization Reserve Fund is anticipated to have an available balance of $182.8 million at June 30, 1996, representing approximately 1.1 percent of general fund annual commonwealth revenues.

                  Fiscal 1996 Budget: The enacted fiscal 1996 budget provides for expenditures from commonwealth revenues of $16,165.7 million, a 2.7 percent increase over total appropriations from commonwealth revenues in fiscal 1995. The appropriations increase for fiscal 1996 is one of the lowest rates in recent years. The fiscal 1996 budget is based on anticipated commonwealth revenues, net of enacted tax changes, of $16,268.7 million, an increase over actual fiscal 1995 commonwealth revenues of 0.3 percent. Excluding the estimated effects of the tax changes enacted in 1994 and 1995, commonwealth revenues for fiscal 1996 are estimated to increase by approximately 2.9 percent. The fiscal 1996 revenue estimate is based on a forecast of the national economy for gross domestic product growth to slow from 4.1 percent in 1994 to an average annual rate for 1995 of 2.4 percent and then to 1.3 percent in 1996. The lower rate of growth is a consequence of anticipated smaller rates of increases for consumer spending, business fixed investment and exports. The anticipated decline in the rate of economic growth is also expected to lead to an increase in the national unemployment rate to a rate above 6 percent by the end of 1995 and above a rate of 6.5 percent by the end of fiscal 1996. The U.S. Department of Labor reported the national unemployment rate for 1995 to be 5.6 percent.



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                  Tax changes enacted with the fiscal 1996 budget totaled
$282.9 million, representing an approximate 1.7 percent of base revenues. The largest dollar value changes were in the corporate net income tax where the scheduled 1997 reduction of the tax rate to 9.99 percent was accelerated to the 1995 tax year; a double-weighting was provided for the sales factor of the corporate net income apportionment calculation; and the maximum annual allowance for the net operating loss deduction was increased from $500 thousand to $1 million. The fiscal 1996 cost of these corporate income tax changes is estimated to be $210.8 million representing approximately 75 percent of the fiscal year's tax reduction. Other major components of the tax reduction include a $12.1 million decrease for the capital stock and franchise tax from an increase in the basic exemption; $24.7 million from the repeal of the tax on annuities; and $27.9 million from an acceleration of the scheduled phase-out of the inheritance tax on transfers of certain property to a surviving spouse. A 90-day amnesty program was also authorized in the tax bill. The amnesty program was available to taxpayers from October 1995 through January 1996. Tax and interest revenues received from the tax amnesty program after payment of administration costs were credited to the appropriate fund. Receipts credited to the General Fund in excess of $67 million, plus any shortfall in delinquent tax collection below those in fiscal 1995, will be deposited into a restricted account in the General Fund for later distribution.


                  Increases in authorized spending for fiscal 1996 emphasize education. Appropriations for the basic subsidy for public schools were increased $143 million, representing a 4.4 percent increase. This increase reversed a four-year trend of a declining budget share for education. A limited program to permit certain residents to choose the school district or private school to provide their children's education was funded in the budget, but enabling legislation for the program has yet to be enacted. The budget also contemplates several changes to certain public welfare programs. Changes made by the General Assembly include the termination of the category of transitionally needy for cash assistance after June 30, 1995. Newly qualifying members of this category no longer are eligible for cash payments for up to two months every two years, but will continue to be eligible for food stamps and medical assistance benefits. The legislation also eliminated cash assistance payments for certain other limited recipients. Estimated savings are approximately $27 million based on a caseload of approximately 90,000 persons per year. The enacted budget also included most of the Governor's proposed consolidation and elimination of several organizations and or appropriations. The consolidated programs were absorbed within existing organizations. Savings of $5.2 million are anticipated to result from these consolidations and eliminations.


                  Revised estimates for the fiscal 1996 budget were included in the Governor's February 1996 submission of his fiscal 1997 budget proposal. Supplemental appropriation funding needs were recommended totaling $54.2 million, representing 0.3 percent of approved appropriations for fiscal 1996. The majority of the supplemental appropriations are for the Department of Corrections to meet the additional operational costs arising from a larger inmate population than budgeted, and for the Department of Education to meet local school subsidy costs which were underestimated in the adopted budget. All anticipated supplemental appropriation needs for the Department of Public Welfare are expected to be met from a reallocation of appropriation authority within the Department. Funding for the requested supplemental appropriations will be provided by appropriation lapses anticipated during the fiscal year. Appropriation lapses totaling $50 million from prior fiscal years' appropriations and $90 million from current fiscal year appropriations are expected. The $140 million total appropriation lapses estimated for fiscal 1996 compares to actual appropriation lapses totaling $205 million and $194 million during fiscal 1995 and fiscal 1994 respectively. The General Assembly has not yet approved the requested supplemental appropriations.


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                  Commonwealth revenues for fiscal 1996 are anticipated to be
$2.5 million (less than 0.1 percent) over the official estimate of revenues for the fiscal year. Within the revised estimate, receipts from the corporate net income tax and interest earnings are anticipated to exceed the official estimate while receipts from the sales and use tax, the personal income tax and the gross receipts tax are anticipated to fall below their official estimate levels.

                  The fiscal year ending unappropriated surplus (prior to any transfer to the Tax Stabilization Reserve Fund) is estimated to be $118.3 million, an increase of $105.6 million over the enacted budget estimate. The increase is primarily due to the amount of appropriation lapses now anticipated in excess of supplemental appropriation needs and to a lower estimate of tax refunds.

                  For the current fiscal year through April 1996, Commonwealth revenue receipts have totaled $11.9 million (less than one-tenth percent) above the estimate for the period. Higher than estimated receipts for non-tax revenues have helped offset revenue shortfalls in tax collections. Receipts from both the corporate taxes and the sales and use tax are lagging behind estimates for the fiscal year-to-date period, while receipts from the personal income tax and non-tax revenue have exceeded their estimates to-date.

                  Fiscal 1997 Proposed Budget. In February 1996, the Governor presented his proposed fiscal 1997 budget to the General Assembly. Proposed appropriations from General Fund Commonwealth revenues totals $16,189.9 million, a reduction from the estimated $16,219.9 million (including proposed supplemental appropriations) for fiscal 1996. The proposed reduction represents a decline of approximately 0.2 percent in appropriations from the prior fiscal year. Revenue receipts are estimated to increase by $403.9 million, or 2.5 percent, over anticipated receipts for fiscal 1996. The anticipated increased revenues, together with the projected $140 million of appropriation lapses during fiscal 1996 and the proposed draw-down of approximately $95 million of surplus provide the funding sources for the proposed budget. The proposed drawdown of the fiscal 1996 unappropriated surplus produces a projected 1997 fiscal year end surplus of under $5 million, without any consideration of possible appropriation lapses for fiscal 1997.

                  The decline in appropriation authority over the prior fiscal year in the proposed budget relies on several program changes. The largest changes proposed are $329 million of cost containment efforts in public health and welfare programs. The largest savings are generated by proposed changes in eligibility criteria. Savings of $249 million are projected from the elimination of medical assistance benefits for able-bodied adults without children and $40 million from tightened standards of employability for those collecting benefits. Other proposed changes, including changes contained in proposed federal welfare reform measures, provide an additional $39 million of budgetary savings. Program reductions are also planned for the residential portion of the mental health/mental retardation program that could involve a limited number of staff cuts at state institutions. The budget also relies on certain provisions of proposed federal welfare reforms. In particular, an increase in the proportion of federal funding for medical assistance is assumed which is anticipated to provide $261.8 million of additional federal funds and a commensurate reduction in required state funds. Other significant cost restraints include reductions to appropriations for the state-aided colleges and universities and no increases for the state-related colleges and universities. Funds for basic education programs to local school districts are proposed to increase slightly. The largest increase, $33.3 million, is proposed for an initiative to improve the use of technology in learning. A restructuring of the economic development programs and incentives of the Commonwealth are also proposed to combine and improve the delivery of such programs. A proposed securitization of current loans held by the Sunny Day


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Fund is budgeted to provide a portion of the initial capitalization for the realigned programs. The current trend of escalating costs of the corrections program continues in this budget. An amount of $80.3 million is included to meet the increased costs of the rising prison population.

                  The proposed fiscal 1997 budget includes tax reductions totaling $60.2 million. Included in the proposed reductions are a 0.25 mill reduction to the tax rate for the capital stock and franchise taxes, an exemption of certain computer services from the sales and use tax, and a $1,000 per job tax credit for newly created jobs. All require legislative enactment.

                  The General Assembly is considering the Governor's proposed budget in committee deliberations and floor action on implementing legislation. The various legislative bills required to implement the proposed budget have begun to move through the legislative process. However, legislation enacting medical assistance program changes estimated in the proposed budget to produce approximately $249 million in savings was approved by the Senate but rejected by the House of Representatives. Delay in the enactment of the proposed changes beyond March 1996 will impede timely implementation of the proposed changes and, in the absence of other budgetary measures, result in higher spending than anticipated in the proposed fiscal 1997 budget. Appropriations committees of the General Assembly are considering 1997 fiscal year budget appropriations, and upon committee approval of appropriation bills, will be considered by each house. The General Assembly may change, eliminate or add amounts and items to the proposed budget submitted by the Governor and there can be no assurance that the budget, as proposed by the Governor, will be enacted into law.

                  Disaster Declaration. A disaster emergency was declared by the Governor and a federal major disaster declaration was made by the President of the United States for certain counties in the Commonwealth for a blizzard and subsequent flooding in January 1996. Substantial damage to public and private facilities occurred and many municipalities' financial resources have been strained by the costs of responding to these weather related conditions. A special session of the General Assembly has been convened by the Governor to consider legislation to respond to those needs. No provision for funding of any legislation to be considered in this special session has been provided in the fiscal 1996 budget estimate or in the proposed fiscal 1997 budget. While legislation to be considered during this special session may only cover items included in the Governor's proclamation, legislation to be considered may include additional or increased taxes and fees, redirection of current revenues to disaster relief programs, additional debt financing, and other financing arrangements.


                  Tax Structure. The Commonwealth, through its principal operating funds -- the General Fund, the Motor License Fund and the State Lottery Fund -- receives over 57 percent of its revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of receipts to these funds.

                  Tax and fee proceeds relating to motor fuels and vehicles are constitutionally dedicated for highway purposes and are deposited into the Motor License Fund. Lottery ticket sale revenues are deposited into the State Lottery Fund and are reserved by statute for programs to benefit senior citizens. Revenues, other than those specified to be deposited in a particular fund, are deposited into the General Fund.

                  The major tax sources for the General Fund of the Commonwealth are the sales tax enacted in 1953, the personal income tax enacted in 1971, and the corporate net income tax which in its present form dates back to 1935. The last restructuring of the Commonwealth's tax system occurred with the


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enactment of the Tax Reform Code of 1971 that codified many of the taxes levied by the Commonwealth.

                  The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil company franchise tax. The Motor License Fund also receives revenues from fees levied on heavy trucks and from taxes on fuels used for aviation purposes. Use of these revenues is restricted to the repair and construction of highway bridges and aviation programs respectively.


                  The Tax Stabilization Reserve Fund was established in 1986 to provide a source of funds that can be used to alleviate emergencies threatening the health, safety or welfare of the Commonwealth's citizens or to offset unanticipated revenue shortfalls due to economic downturns. Income to the fund is provided by specific appropriation from available balances by the General Assembly, from investment income and by the transfer to the Tax Stabilization Reserve Fund of 15 percent of the budgetary basis operating surplus in the General Fund at the close of any fiscal year. In addition, the proceeds received from the disposition of assets of the Commonwealth not specified to be deposited elsewhere are also to be deposited into the Tax Stabilization Reserve Fund. The Commonwealth has not prepared estimates of such sales.

                  Assets of the Tax Stabilization Reserve Fund may be used only upon the recommendation by the Governor and approval by the vote of two-thirds of the members of each house of the General Assembly. In February 1991, in response to a projected fiscal 1991 General Fund budgetary deficit caused by lower revenues and higher expenditures than budgeted, the Governor recommended, and the General Assembly authorized, the available balance of $133.8 million in the Tax Stabilization Reserve Fund be used to pay medical assistance and special education costs not covered by budgeted funds. On December 31, 1995, the balance in the Tax Stabilization Reserve Fund was $122.9 million and $57.0 million is in the General Fund pending transfer to the Tax Stabilization Reserve Fund in fiscal 1996.


                  Debt Limits and Outstanding Debt. The Pennsylvania Constitution permits the Commonwealth to issue the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

                  Outstanding general obligation debt totalled $5,045.4 million on June 30, 1995, a decrease of $30.4 million from June 30, 1994. Over the 10-year period ending June 30, 1995, total outstanding general obligation debt increased at an annual rate of 1.1 percent. Within the most recent 5-year period, outstanding general obligation debt has grown at an annual rate of 1.7 percent.

                  General obligation debt for non-highway purposes of $4,068.7 million was outstanding on June 30, 1995. Outstanding debt for these purposes increased $63.1 million since June 30, 1994, in large part due to the recent emphasis the Commonwealth has placed on infrastructure investment as a means to spur economic growth and to provide a higher quality of life for Commonwealth residents. For the period ending June 30, 1995, the 10-year and 5-year average annual compounded growth rate for total outstanding debt for non-highway purposes has been 3.8 percent and 6.2 percent, respectively. In its current debt financing plan, Commonwealth infrastructure investment projects include improvement and rehabilitation of existing capital facilities, such as water supply systems and construction of new facilities, such as roads, prisons and public buildings.


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                  Outstanding general obligation debt for highway purposes was
$976.7 million on June 30, 1995, a decrease of $93.5 million from June 30, 1994. Highway outstanding debt has declined over the most recent 10-year and 5-year periods ending June 30, 1995 by the annual average rates of 5.5 percent and 9.6 percent, respectively.


                  During the period from 1980 through 1986, all of the Commonwealth's highway investment was funded from current year revenues. From 1987 through 1994, a limited return to the issuance of long-term bonds was required to finance immediately needed repairs to highway bridges. The highway bridge bonding program is funded from the Highway Bridge Improvement Restricted Account within the Motor License Fund. Revenues in this restricted account are derived from a six cent per gallon surtax on motor fuel used on Commonwealth highways by motor carriers and increased registration fees for trucks and truck tractors weighing above 26,000 pounds. The two funding sources for the Highway Bridge Improvement Restricted Account were enacted on July 13, 1987 to replace revenues from an axle tax on heavy trucks which was declared unconstitutional by the United States Supreme Court.

                  The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a constitutional limit on debt. As of December 31, 1995, $3,857.1 million of capital projects debt was outstanding.

                  The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. As of December 31, 1995, the Commonwealth had $883.4 million of electorate approved debt outstanding.

                  Debt issued to rehabilitate areas affected by disasters is authorized by specific legislation. The Commonwealth had $43.8 million of disaster relief debt outstanding as of December 31, 1995.

                  Due to the timing of major tax payment dates, the Commonwealth's cash receipts are generally concentrated in the last four months of the fiscal year, from March through June. Disbursements are distributed more evenly throughout the fiscal year. As a result, operating cash shortages can occur during certain months of the fiscal year. The Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes. The Commonwealth has issued a total of $500.0 million of tax anticipation notes for the account of the General Fund in fiscal 1996. All such notes will mature on June 28, 1996 and will be paid from fiscal 1996 General Fund receipts.


                  Pending the issuance of bonds, the Commonwealth may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years. Currently, there are no bond anticipation notes outstanding.


                  Certain state-created organizations have statutory authority to issue debt for which state appropriations to pay debt service thereon are not


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required. The debt of these organizations is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These entities include: Delaware River Joint Toll Bridge Commission, Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Higher Educational Facilities Authority, Pennsylvania Industrial Development Authority, Pennsylvania Infrastructure Investment Authority, Pennsylvania State Public School Building Authority, Pennsylvania Turnpike Commission, the Philadelphia Regional Port Authority and the Pennsylvania Economic Development Financing Authority. As of December 31, 1993, the aggregate outstanding indebtedness of these entities was $5,767.7 million.

                  The Pennsylvania Housing Finance Agency ("PHFA"), as of December 31, 1995, had $2,164.8 million of revenue bonds outstanding. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund.


                  The Hospitals and Higher Education Facilities Authority of Philadelphia, as of June 30, 1995, had $21.1 million of bonds outstanding which benefit from a moral obligation of the Commonwealth's Department of Public Welfare to request a budget appropriation to make up any deficiency in the debt service reserve fund for said bonds. The budget as finally adopted may or may not include the amount requested.

                  The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment and to make lease rental payments. Some of those lease payments are pledged as security for various outstanding debt obligations issued by certain public authorities or other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be paid. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.


                  The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain other state-related organizations. Unfunded actuarial accrued liabilities for the Public School Employees' Retirement Fund as of June 30, 1994 were $3,797 million, and for the State Employees' Retirement Fund were negative $249 million as of December 31, 1994.


                  Municipal Finance

                  Local Finance. The Local Government Unit Debt Act (Act 52 of
1978) (the "Debt Act") establishes debt limits for local government units. Local government units include municipalities (except a first class city or county), school districts and intermediate units. The Act establishes three classes of debt for a local government unit: (i) electoral debt (debt incurred with the approval of the electors of the municipality for which there is no limitation on the amount that may be incurred); (ii) nonelectoral debt (debt of a local government unit not being electoral or lease rental debt); (iii)

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lease rental debt (the principal amount of debt of an authority organized by a municipality or debt of another local government unit, which debt is to be repaid by the local government unit through a lease, subsidy contract, guarantee or other form of agreement evidencing acquisition of a capital asset, payable or which may be payable out of tax revenues and other general revenues. Each local government unit is subject to a limitation as to the amount of class "ii" and class "iii" debt which may be issued which is based upon such local government unit's Borrowing Base.

                  Borrowing Base is defined in the Debt Act as the annual arithmetic average of the total revenues for the three full fiscal years ended next preceding the date of the incurring of nonelectoral debt or lease rental debt. Total revenues for the purposes of the Debt Act excludes, inter alia, certain state and federal subsidies and reimbursements, certain pledged revenues, interest on pledged funds and nonrecurring items.

                  The debt limitations applicable to the various local government units are set forth below:


                                                        Nonelectoral plus
                        Nonelectoral                    Lease Rental
First Class
School District         100% of Borrowing Base          200% of Borrowing Base


County                  300% of Borrowing Base          400% of Borrowing Base

Other                   250% of Borrowing Base          350% of Borrowing Base

                  A county may utilize an additional debt limit of 100% of its Borrowing Base for additional nonelectoral or additional lease rental debt, or both, if such county has assumed countywide responsibility for hospitals and other public health services, air and water pollution control, flood control, environmental protection, water distribution and supply systems, sewage and refuse collection and disposal systems, education at any level, highways, public transportation, or port operations, but such additional debt limit may be so utilized only to provide funds for and towards the costs of capital facilities for any or any combination of the foregoing purposes.

                  City of Philadelphia. The City of Philadelphia
("Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

                  Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. Philadelphia is operating under a five year fiscal plan approved by PICA on April 17, 1995, with the latest update approved July 18, 1995.


                  PICA has issued $1,418,680,000 of its Special Tax Revenue Bonds in the following series: Series of 1992 in the amount of $474,555,000; Series of 1993 in the amount of $643,430,000; and Series of 1993A in the amount of $178,675,000 (issued to advance refund a portion of the Series of 1992); and Series of 1994 in the amount of $122,020,000. This financial assistance has included the refunding of certain city general obligation bonds, the funding of capital projects and the liquidation of the Cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund



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balance of the city as of June 30, 1995, showed a surplus of approximately
$80.5 million, up from approximately $1.54 million as of June 30, 1994.

                  No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expires on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,237.5 million in special revenue bonds outstanding as of December 31, 1995.

                  Litigation. According to the Official Statement dated May 15, 1996 describing General Obligation Bonds of the Commonwealth of Pennsylvania, the Office of Attorney General and the Office of General Counsel have reviewed the status of pending litigation against the Commonwealth, its officers and employees, and have identified the following cases as ones where an adverse decision could materially affect the Commonwealth's governmental operations. Listed below are all litigation items so identified that may have a material effect on government operations of the Commonwealth and consequently, the Commonwealth's ability to pay debt service on its obligations.


                  Under Act No. 1978-152 approved September 28, 1978, as amended, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal 1996 is $27.0 million.

Baby Neal v. Commonwealth

                  In April of 1990, the American Civil Liberties Union ("ACLU") and various named plaintiffs filed a lawsuit against the Commonwealth in federal court seeking an order requiring the Commonwealth to provide additional funding for child welfare services. No figures for the amount of funding sought are available. A similar lawsuit filed in the Commonwealth Court, captioned as The City of Philadelphia, Hon. Wilson Goode v. Commonwealth of Pennsylvania, Hon. Robert P. Casey et al., was resolved through a court approved settlement providing, inter alia, for more Commonwealth funding for these services for fiscal year 1991 as well as a commitment to pay to counties $30.0 million over five years. The Commonwealth then sought dismissal of the federal action based on, among other things, the settlement of the Commonwealth Court case.

                  In January of 1992, the U.S. District Court, per Judge Kelly, denied the ACLU's motion for class certification and held that the "next friends" seeking to represent the interests of the 16 minor plaintiffs in the case were inadequate representatives. The Commonwealth filed a motion for summary judgment on most of the counts in the ACLU's complaint on the basis of, among other things, Suter v. Artist M.. After the motion for summary judgment was filed, the ACLU filed a renewed motion to certify sub-classes.

                  In December of 1994, the Third Circuit reversed Judge Kelly's ruling, finding that he erred in refusing to certify the class. Consistent with the Third Circuit's ruling, the District Court certified the class, and the parties have resumed discovery.

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County of Allegheny v. Commonwealth of Pennsylvania

                  On December 7, 1987, the Supreme Court of Pennsylvania held in County of Allegheny v. Commonwealth of Pennsylvania, that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done. Allegheny County, on February 12, 1991, filed a motion in the Supreme Court of Pennsylvania to lift the stay and enforce the judgment. The Supreme Court subsequently denied the motion.

                  On March 3, 1989, the City of Philadelphia, Allegheny County, and the state County Commissioner's Association filed suit in the Supreme Court of Pennsylvania to require the General Assembly to appropriate the funds required by the Supreme Court of Pennsylvania. That suit was summarily dismissed on March 31, 1989. On February 14, 1991, the Pennsylvania State Association of County Commissioners and the Counties of Blair, Bucks, Erie, Huntington and Perry filed in the Commonwealth Court of Pennsylvania an action for declaratory judgment requesting an order that the Commonwealth be required to provide funds for the operation of the courts of common pleas in accordance with the County of Allegheny decision. These parties also requested the Supreme Court of Pennsylvania to assume plenary jurisdiction over their case. The Supreme Court of Pennsylvania refused to do so, and these parties have withdrawn the Commonwealth Court action.

                  On October 5, 1992, the Pennsylvania State Association of County Commissioners, along with Allegheny, Beaver, Clarion, Forest, Tioga and Washington counties, filed in the Supreme Court of Pennsylvania a motion to enforce judgment seeking an order that would direct the Commonwealth to restore funding for local courts and district justices to levels existing in 1987. By order dated May 26, 1993, the motion to enforce judgment was denied.

                  On December 7, 1992, the State Association of County Commissioners filed a new action in mandamus seeking to compel the Commonwealth to comply with the decision in County of Allegheny. The Commonwealth has filed a response in opposition to the new action. The counties requested a continuance until April 30, 1995. The Court has not acted on the new action.

                  The General Assembly has yet to consider legislation implementing the Supreme Court of Pennsylvania's judgment.

Fidelity Bank v. Commonwealth of Pennsylvania

                  On November 30, 1989, Fidelity Bank, N.A. ("Fidelity") filed a declaratory judgment action in the Commonwealth Court of Pennsylvania in which Fidelity raised various challenges to the constitutional validity of the Amended Bank Shares Act (Act No. 1989-21) and related legislation. After the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional deficiencies, Fidelity, the Commonwealth, and certain intervenor banks filed Notices of Appeal to the Pennsylvania Supreme Court on August 5, 1994.

                  Pursuant to a Settlement Agreement dated as of April 21, 1995, the Commonwealth agreed to enter a credit in favor of Fidelity in the amount of $4,100,000 in settlement of the constitutional and non-constitutional issues, including interest. This credit represents a credit of approximately five percent (5%) of the potential claim of Fidelity, had the constitutional issues been resolved in favor of Fidelity.

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                  Pursuant to a separate Settlement Agreement dated as of April
21, 1995, the Commonwealth settled with the intervening banks, referred to as "New Banks," in connection with issues concerning the New Bank Tax Credit law which were raised in the above-referenced Pennsylvania Supreme Court appeal. As part of the settlement, the Commonwealth agreed neither to assess nor attempt to recoup any new bank tax credits which had been granted or taken by any of the intervening banks. No expenditure of Commonwealth funds is required in order to implement this aspect of the settlement with the intervening banks, since the credits have already been claimed by said banks.


                  Although the described settlements have quantified the Commonwealth's exposure to Fidelity and the intervening banks, other banks have filed protective Petitions which are currently pending with the Board of Appeals or Board of Finance and Revenue. Depending upon the outcomes of these administrative appeals, one or more of these banks may seek to raise a new constitutional challenge in the Commonwealth Court. However, as set forth above, the Commonwealth Court has previously examined and confirmed the Act's constitutionality.


Pennsylvania Association of Rural and Small Schools (PARSS) v. Casey


                  This action was filed in January, 1991 by an association of rural and small schools, several individual school districts, and a group of parents and students, against Governor Robert P. Casey and Secretary of Education Donald M. Carroll, Jr. The action challenges the constitutionality of the Commonwealth's system for funding local school districts. The action consists of two parallel cases, one in the Commonwealth Court of Pennsylvania, and one in the United States District Court for the Middle District of Pennsylvania. The federal court case has been indefinitely stayed, pending resolution of the state court case. The state court case has been assigned to Judge Pellegrini, and is in the pre-trial discovery stage. The trial has not yet been scheduled. Following a status conference among counsel, Judge Pellegrini issued an Order, dated May 30, 1996, to consider inter alia, the report of the Governor's Commission on Public School Finance and the course of future proceedings, including trial.


Austin v. Department of Corrections, et al.

                  In November 1990, the American Civil Liberties Union ("ACLU") brought a class action lawsuit on behalf of the inmate populations in thirteen Commonwealth correctional institutions.

                  The lawsuit challenged the conditions of confinement at each institution and included specified allegations of overcrowding, deficiencies in medical and mental health services, inadequate environmental conditions, disparate treatment of HIV positive prisoners and other assorted claims.

                  No damages are sought. The ACLU sought injunctive relief which would modify conditions, change practices and procedures and increase the number of staff deployment. On August 1, 1994, the parties submitted a proposed settlement agreement to the Court for its review. The Court held hearings on the proposed Settlement Agreement in December 1994. The Court approved the Settlement Agreement with a January 17, 1995 Memorandum. On February 3, 1995, the Commonwealth paid $1.3 million in attorneys' fees to the plaintiffs' attorneys in accordance with the Agreement. The remaining $100,000 in attorneys' fees will be paid upon dismissal of the preliminary injunction relating to certain health issues.


                  The parties are currently complying with monitoring provisions outlined in the Agreement. The monitoring phase will expire on January 6, 1998. The attorneys' fees for the 3-year monitoring period will not exceed $60,000 in any one year.

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Envirotest/Synterra Partners

                  On November 11, 1993, the Commonwealth of Pennsylvania, Department of Transportation and Envirotest/Synterra Partners ("Envirotest"), a partnership, entered into a "Contract for Centralized Emissions Inspection Facilities." Thereafter, Envirotest acquired certain land and constructed approximately 85 automobile emissions inspection facilities throughout various regions of the Commonwealth.

                  By Act of the General Assembly in October 1994 (Act No. 1994-95), the emissions testing program was suspended and the Department of Transportation was directed to consider other alternatives to the centralized testing program. Former Governor Robert P. Casey vetoed the legislation and the General Assembly overrode the veto in November 1994. As a result, the program was suspended and the Department of Transportation was prohibited from expending funds to implement the program.


                  On December 15, 1995, Envirotest Systems Corporation, Envirotest Partners (successor to Envirotest/Synterra Partners) and the Commonwealth of Pennsylvania entered into a Settlement Agreement ("Agreement") pursuant to which the parties settled all claims which Envirotest might have had against the Commonwealth arising from the suspension of the emissions testing program. Under the Agreement, Envirotest is to receive $145 million, with interest at 6 percent per annum, payable $25 million in 1995, $40 million each in 1996, 1997, and 1998. An additional $15 million may be required to be paid in 1998, depending upon the results of property liquidations by Envirotest.

Pennsylvania Human Relations Commission v. School District of Philadelphia, et al. v. Commonwealth of Pennsylvania, et al.

                  On November 3, 1995, the Commonwealth of Pennsylvania and the Governor of Pennsylvania, along with the City of Philadelphia and the Mayor of Philadelphia, were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The enforcement action was pursued to remedy unintentional conditions of segregation in the public schools of Philadelphia. The Commonwealth and the City were joined in the "remedial phase" of the proceeding "to determine their liability, if any, to pay additional costs necessary to remedy the unlawful conditions found to exist in the Philadelphia public schools." The Commonwealth and the City sought to appeal their joinders to the Supreme Court of Pennsylvania, but the Court denied the petitions without comment.

                  On February 28, 1996, the School District of Philadelphia filed a third-party complaint against the Commonwealth of Pennsylvania asking Commonwealth Court to require the Commonwealth to "supply such funding as is necessary for full compliance with the November 28, 1994 and other remedial Orders of the Commonwealth Court." In addition, a group of intervenors on March 4, 1996 filed a third party complaint against the Commonwealth of Pennsylvania and the City of Philadelphia requesting Commonwealth Court to declare that "it is the obligation of the Commonwealth and the City to supply the additional funds identified as necessary for the District to fully comply with the orders of the Commonwealth Court," and to require the Commonwealth and the City to supply such additional funding as is necessary for the District to comply with the orders.

                  By order dated April 30, 1996, Judge Doris A. Smith of Commonwealth Court overruled the Commonwealth's and the City's preliminary objections seeking dismissal of the claims against them. The Commonwealth and the City are required to file answers to the complaints by May 10, 1996.


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April 30, 1996 was the court's deadline to conclude discovery. The court has scheduled trial to commence May 30, 1996.



                                PUBLIC OFFERING

Offering Price

                  The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

                  The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

                  The table below sets forth the various sales charges based on the length of maturity of each Bond.


                                                        As Percent of Public
Time to Maturity                                           Offering Price



less than 6 months                                               0%

6 mos. to 1 year                                                 1%

over 1 yr. to 2 yrs.                                           1 1/2%

over 2 yrs. to 4 yrs.                                          2 1/2%

over 4 yrs. to 8 yrs.                                          3 1/2%

over 8 yrs. to 15 yrs.                                         4 1/2%

over 15 years                                                  5 1/2%



Accrued Interest

                  An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid

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thereon will be added to the Public Offering Price and paid by the
Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.

Employee Discounts

                  Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co., Incorporated and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

Distribution Of Units

                  Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass- Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or
(c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

Sponsor's Profits

                  The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

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                  Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").

Comparison of Public Offering Price, Sponsor's
  Repurchase Price And Redemption Price

                  The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificate- holder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN


                  Units of the Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.

                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public

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



Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS

Certificates

                  Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

Interest And Principal Distributions

                  Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

                  Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certifi- cateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date.

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



For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

                  As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

Distribution Elections

                  Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

                  Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

Records

                  The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing
(a) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the

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last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificate- holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS


                  All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

         The Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

         Each Certificateholder will be considered the owner of a pro rata portion of the Trust under Section 676(a) of the Code. Thus, each Cer-tificateholder will be considered to have received his pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.

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



         Gain (other than any earned original issue discount) realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long or short-term depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificate- holders may be deducted against ordinary income. Capital assets must be held for more than one year to qualify for long-term capital gain treatment.

         Each Certificateholder will realize taxable income or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificate- holder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

         Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificate- holder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

         A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

         A portion of social security benefits is includable in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a

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



joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

         Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75 percent of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

         Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular federal income tax, and state and local income tax in the United States and Puerto Rico. The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine his basis and holding periods for his Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

         The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumental- ities, must be included in calculating New York State and New York City entire

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



net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

         Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.

                  In the opinion of Freeman, Zeller & Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:

                           (1) The New Jersey Navigator Trust will be
                  recognized as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                           (2) The income of the New Jersey Navigator Trust
                  will be treated as income of the Certificateholders who are individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                           (3) Certificateholders, who are individuals,
                  estates, or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

                           (4) The sale, exchange or redemption of a Unit by a
                  Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificate- holder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.

                           (5) All proceeds representing interest on defaulted
                  obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.


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                           (6)  The Units of the New Jersey Navigator Trust may
                  be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New Jersey Estate Tax Laws.

                           (7) If a Certificateholder is a corporation subject
                  to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.


                  In the opinion of Saul, Ewing, Remick & Saul, special counsel to the Sponsor on Pennsylvania tax matters, under existing law:

                  (1) Units evidencing fractional undivided interests in the Trust, to the extent represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, or by the Government of Puerto Rico or its public authorities, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

                  (2) Distributions of interest income to Certificateholders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

                  (3) A Certificateholder which is an individual, estate or trust will have a taxable event under the Pennsylvania state and local income tax referred to in the preceding paragraph upon the redemption or sale of Units;

                  (4) A Certificateholder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax or, if applicable, the Mutual Thrift Institutions Tax, upon the redemption or sale of its Units. Interest income distributed to Certificateholders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the

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




         value of Units into account in determining the taxable value of their shares subject to Shares Tax;

                  (5) Under Act No. 68 of December 3, 1993, gains derived by the Trust from the sale, exchange or other disposition of Pennsylvania Bonds may be subject to Pennsylvania personal or corporate income taxes. Those gains which are distributed by the Trust to Certificateholders who are individuals will be subject to Pennsylvania Personal Income Tax and, for residents of Philadelphia, to Philadelphia School District Investment Income Tax. For Certificateholders which are corporations, the distributed gains will be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax;

                  (6) For Pennsylvania Bonds, gains which are not distributed by the Trust will nevertheless be taxable to Certificateholders if derived by the Trust from the sale, exchange or other disposition of these Bonds issued on or after February 1, 1994. Such gains which are not distributed by the Trust will remain nontaxable to Certificateholders if derived by the Trust from the sale, exchange or other disposition of Bonds issued prior to February 1, 1994. However, for gains from the sale, exchange or other disposition of these Bonds to be taxable under the Philadelphia School District Investment Income Tax, the Bonds must be held for six months or less;

                  (7) Gains from the sale, exchange or other disposition of Puerto Rico Bonds will be taxable to Certificateholders if distributed or retained by the Trust. However, for gains from the sale, exchange or other disposition of these Bonds to be taxable under the Philadelphia School District Investment Income Tax, the Bonds must be held for six months or less;

                  (8) Units are subject to Pennsylvania inheritance and estate taxes;

                  (9) Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers or the underwriters of the Bonds, the Sponsor or others which represent interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted obligations; and

                  (10) The Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.


                  In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue"

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



exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

                  From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of "flat tax," which could have an adverse impact on the value of tax-exempt bonds.

                  In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

                  The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                   LIQUIDITY

Sponsor Repurchase

                  The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the

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



Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

                  Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

Trustee Redemption

                  Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as

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



their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


                  Within three calendar days following a tender for redemption, or, if such third day is not a business day, on the first business day prior thereto, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.


                  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

                  The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Cer-tificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange

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



Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                            TOTAL REINVESTMENT PLAN


                  Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders (except Texas residents*) may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Insured Municipal Securities Trust" or "Municipal Securities Trust" which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market or which constitute a portion of the Units of the Trust not sold by the Sponsor prior to such Payment Date (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). Series of "Municipal Securities Trust" do not have insurance. The first interest distribution to Certificateholders cannot be reinvested unless such distribution is scheduled for June 15 or December 15 in the case of semi-annual Certificateholders or December 15 in the case of annual Certificateholders (each such date being referred to herein as the "Plan Reinvestment Date").

                  Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3.50% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3.50% in comparison to the regular sales charge on primary and secondary market sales of Units in any series of "Municipal Securities Trust". Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1.50% of the Reinvestment Price per Plan Unit, payable out of the 3.50% sales charge. If no such designation is made, the Sponsor will retain the sales commission.

                  Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire 13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10 (Ten Dollars).

                  A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the Trust or any time thereafter by delivering to
--------
* Texas residents may elect to participate in the "Total Reinvestment Plan for Texas Residents" hereinafter described.

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



the Trustee an Authorization Form which is available from brokers, any Underwriter of the Units or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such Date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

                  Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the Trust) for each subsequent distribution so long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio the interest income on which was not exempt from all federal income tax, or the inclusion of bonds which were not rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

                  The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

                  It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan. In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date assuming units of an Available Series are then being offered.

                  To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see "Summary of Essential Information" in Part A) for participants to use for notification of withdrawal, which must be confirmed in

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writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" or "Insured Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

                  Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Cer-tificateholder fail to have an annual distribution plan, such Certificate-holder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

                  Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at the aggregate bid price of the Bonds of the Available Series after its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Insured Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

                  Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee, at the address listed in the "Summary of Essential Information" in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Insured Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

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                  The Trust Agreement requires that the Trustee notify the
Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

                  Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents $1,000 principal amount of bonds underlying such Units and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  All expenses relating to the operation of the Plan will be borne by the Sponsor. The Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.

Total Reinvestment Plan For Texas Residents

                  Except as specifically provided under this section, and unless the context otherwise requires, all provisions and definitions contained under the heading "Total Reinvestment Plan" shall be applicable to the Total Reinvestment Plan for Texas Residents ("Texas Plan").

                  Semi-annual and annual Certificateholders of the Trust who are residents of Texas have the option prior to any semi-annual or annual distribution to affirmatively elect to reinvest that distribution, including both interest and principal, if any, in an Available Series.

                  A resident of Texas who is a semi-annual or annual Certificate- holder may join the Texas Plan for any particular semi-annual or annual distribution by delivering to the Trustee an Authorization Form For Texas Residents ("Texas Authorization Form") specifically mentioning the date of the particular semi-annual or annual distribution he wishes to reinvest. On or about each semi-annual or annual Record Date, Texas Authorization Forms shall be sent by the Trustee to every Certificateholder who, according to the Trustee's records, is a resident of Texas. In the event that the Sponsor suspends the Plan or the Texas Plan no Texas Authorization Forms shall be sent. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Texas Authorization Form must be received by the Trustee on or before such Date. Texas Authorization Forms not received in time for the Plan Reinvestment Date will be deemed void. A participant who delivers a Texas Authorization Form to the Trustee may thereafter withdraw said authorization by notifying the Trustee at its toll free telephone number prior to a Plan Reinvestment Date. Such notification of withdrawal must be confirmed in writing prior to the Plan Reinvestment Date. Under no circumstances shall a Texas Authorization Form be provided or accepted by the Trustee which provides for the reinvestment of distributions for more than one Plan Reinvestment Date.

                  On or about each semi-annual and annual Record Date, the Sponsor will send a current Prospectus relating to the Available Series being offered

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



on the next Plan Reinvestment Date along with a letter incorporating a Texas Authorization Form which specifies the funds available for reinvestment, reminds each participant that no Plan Units will be purchased for him unless the Texas Authorization Form is received by the Trustee on or before that particular Plan Reinvestment Date, and states that the Texas Authorization Form is valid only for that particular semi-annual or annual distribution. If the Available Series should materially differ from the Trust, the participant will be provided with a notice of the material change and a new Texas Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan.

                  Each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, with respect to such Units, but such Certificate- holder will not be deemed to participate in the Plan for any particular distribution unless and until he delivers to the Trustee a Texas Authorization Form pertaining to those Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made in connection with such Plan Units.)


                              TRUST ADMINISTRATION

Portfolio Supervision

                  Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.

Trust Agreement, Amendment And Termination

                  The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to

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



cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

The Sponsors


                  The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") (successor to the Unit Investment Trust division of Bear, Stearns & Co. Inc.), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner.

                  NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution affiliates. These affiliates in the aggregate are investment advisers or managers to over 57 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including: New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series); Multi-



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




State Series 1 (and Subsequent Series); Mortgage Securities Trust, Series 1 (and Subsequent Series); Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series). The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.


                  On August 30, 1996, the merger of New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") became effective, with MetLife being the continuing company. RTAM LP remains a wholly-owned subsidiary of NEIC LP, a New York Stock Exchange listed company, but its sole general partner is now an indirect subsidiary of MetLife. MetLife also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.


                  MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., Incorporated, both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., Incorporated as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.


                  Gruntal & Co., Incorporated, a Delaware corporation, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co. Incorporated has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.


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



                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee


                  For certain of the Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 770 Broadway, New York, New York 10003. Effective on or after November 15, 1996 the address of the Trustee's unit investment trust office will be 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed

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




and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

The Evaluator


                  The Evaluator is Kenny S&P Evaluation Services, a division of a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.


                  The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES


                  At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trust.

                  The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

                                      -72-
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                  The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)

                  The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

                  The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

                  The following additional charges are or may be incurred by the Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.

                  The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                    EXCHANGE PRIVILEGE AND CONVERSION OFFER

Exchange Privilege


                  Certificateholders may elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust, Mortgage Securities Trust or Equity Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange


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Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio. Units in an Exchange Trust then will be sold to the Certificate-holder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust Equity portfolio) during the initial public offering period of the Exchange Trust; and after the initial offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust portfolio if its initial offering has been completed, plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust Equity portfolio) and a reduced sales charge as set forth below.

                  Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be approximately 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust), or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust at least equals the sales charge applicable in the direct purchase of units of an Exchange Trust. The Exchange Privilege is subject to the following conditions:


         (1) The Sponsor must be maintaining a secondary market in both the Units of the Trust held by the Certificateholder and the Units of the available Exchange Trust. While the Sponsor has indicated their intention to maintain a market in the Units of all Trusts sponsored by it, the Sponsor is under no obligation to continue to maintain a secondary market and therefore there is no assurance that the Exchange Privilege will be available to a Certificateholder at any specific time in the future. At the time of the Certificateholder's election to participate in the Exchange Privilege, there also must be Units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market.

         (2) Exchanges will be effected in whole units only. Any excess proceeds from the Units surrendered for exchange will be remitted and the selling Certificateholder will not be permitted to advance any new funds in order to complete an exchange. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

         (3) The Sponsor reserves the right to modify, suspend or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the


                                      -74-
C/M:  11939.0001 112677.4

Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60 day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60 day period, exercise the Exchange Privilege in accordance with its terms then in effect. In the event the Exchange Privilege is not available to a Cer- tificateholder at the time he wishes to exercise it, the Certificate- holder will immediately be notified and no action will be taken with respect to his Units without further instructions from the Certificate-holder.
                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to sell his Units and apply the proceeds from the sale to purchase Units of one or more of the Exchange Trusts. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

Example: Assume that after the initial public offering has been completed, a Certificateholder has five units of a Trust with a current value of $700 per unit which he has held for more than 5 months and the Certificateholder wishes to exchange the proceeds for units of a secondary market Exchange Trust with a current price of $725 per unit. The proceeds from the Certificateholder's original units will aggregate $3,500. Since only whole units of an Exchange Trust may be purchased under the Exchange Privilege, the Certificateholder would be able to acquire four units (or 4,000 Units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $2,943.50 ($2,900 for units and $43.50 for the sales charge). The remaining $556.50 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of units at the same time in a regular secondary market transaction, the price would have been $3,059.50 ($2,900 for units and $159.50 for the sales charge, assuming a 5-1/2% sales charge times the public offering price).

The Conversion Offer


                  Certificateholders of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") may elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price, which is based upon the market value of the underlying securities in the Trust portfolio or the aggregate bid side evaluation of the underlying bonds in such trust and is generally about 1-1/2% to 2% lower than the offering price for such bonds. The purchase price of the units will be based on the aggregate offer price of the under-

                                      -75-
C/M:  11939.0001 112677.4
lying bonds in the Conversion Trust portfolio during its initial offering period, or at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest and a sales charge as set forth below. If the participant elects to purchase units of the Equity Securities Trust under the Conversion Offer, the purchase price of the units will be based, at all times, on the market value of the underlying securities in the Trust portfolio plus a sales charge.


                  Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of the Conversion Trust shall be 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust at least equals the sales charge applicable in the direct purchase of Units of a Conversion Trust. The Conversion Offer is subject to the following limitations:

         (1) The Conversion Offer is limited only to Certificateholders of any Redemption Trust, defined as a unit investment trust for which there is no active secondary market at the time the Certificateholder elects to participate in the Conversion Offer. At the time of the Certificateholder's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market.

         (2) Exchanges under the Conversion Offer will be effected in whole units only. Certificateholders will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the Certificateholder. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units. Units of the Mortgage Securities Trust may only be acquired in blocks of 100 Units.

         (3) The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer at any time without notice to Certificateholders of Redemption Trusts. In the event the Conversion Offer is not available to a Certificateholder at the time he wishes to exercise it, the Certificateholder will be notified immediately and no action will be taken with respect to his units without further instruction from the Certificateholder. The Sponsor also reserves the right to raise the sales charge based on actual increases in the Sponsor's costs and expenses in connection with administering the program, up to a maximum sales charge of $20 per unit (or per 1,000 units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust).

                  To exercise the Conversion Offer, a Certificateholder of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the Certificateholder's retail broker. The retail

                                      -76-
C/M:  11939.0001 112677.4
broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds of the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The Certificateholder's broker will be entitled to retain $5 of the applicable sales charge.

Example: Assume a Certificateholder has five units of a Redemption Trust which he has held for more than 5 months with a current redemption price of $675 per unit based on the aggregate bid price of the underlying bonds and the Certificateholder wishes to participate in the Conversion Offer and exchange the proceeds for units of a secondary market Conversion Trust with a current price of $700 per Unit. The proceeds from the Certificateholder's redemption of units will aggregate $3,375. Since only whole units of a Redemption Trust may be purchased under the Conversion Offer, the Certificateholder will be able to acquire four units of the Conversion Trust (or 4,000 units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $3,045 ($3,000 for units and $45 for the sales charge). The remaining $330 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of Conversion Trust units at the same time in a regular secondary market transaction, the price would have been $3,165 ($3,000 for units and $165 sales charge, assuming a 5-1/2% sales charge times the public offering price).

Description of the Exchange Trusts and the Conversion Trusts

                  Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such State Trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

Tax Consequences of the Exchange Privilege and the Conversion Offer

                  A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such

                                      -77-
C/M:  11939.0001 112677.4

Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                 OTHER MATTERS

Legal Opinions


                  The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Booth & Baron, 122 East 42nd Street, New York, New York 10168, have acted as counsel for the Bank of New York. Certain matters relating to New Jersey tax law have been passed upon by Freeman, Zeller & Bryant, as special New Jersey counsel to the Sponsor. Certain matters relating to Pennsylvania tax law have been passed upon by Saul, Ewing, Remick & Saul, special Pennsylvania counsel to the Sponsor.

Independent Accountants

                  The financial statements of the Trusts for the year ended June 30, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements Waterhouse LLP have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the periods ended June 30, 1994 and June 30, 1995, respectively.




                          DESCRIPTION OF BOND RATINGS*

Standard & Poor's Ratings Services

                  A brief description of the applicable Standard & Poor's rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:


--------
*        As described by Standard & Poor's.


                                      -78-
C/M:  11939.0001 112677.4

          I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         II.   Nature of and provisions of the obligation.

        III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

                      DESCRIPTION OF RATING ON THE UNITS*

                  A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.


--------
*        As described by Standard & Poor's Corporation.

                                      -79-
C/M:  11939.0001 112677.4

                  Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.


                                      -80-
C/M:  11939.0001 112677.4

                FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                           9TH - 50TH DISCOUNT SERIES
                                 SERIES 3 - 32
                    NEW YORK NAVIGATOR INSURED SERIES 1 - 17
                   NEW JERSEY NAVIGATOR INSURED SERIES 1 - 13


=============================================================================

       AUTHORIZATION FOR INVESTMENT IN INSURED MUNICIPAL SECURITIES TRUST
                          -- DISCOUNT SERIES/SERIES --
                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series _______.


I hereby authorize The Chase Manhattan Bank, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Chase Manhattan Bank, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.



The foregoing authorization is subject in Date ______________, 19__ all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  --------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State and Zip Code ____________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


                UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.

==============================================================================


                              MAIL TO YOUR BROKER
                                       OR
                            THE CHASE MANHATTAN BANK
                  ATTN: THE UNIT INVESTMENT DEPARTMENT, UNIT A
                                  770 BROADWAY
                            NEW YORK, NEW YORK 10003


C/M:  11939.0001 112677.4

                FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                      SERIES 1 - 4 (MULTIPLIER PORTFOLIO)
                   SERIES 1 - 2 AND 1ST - 8TH DISCOUNT SERIES


==============================================================================


           AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST
                          -- DISCOUNT SERIES/SERIES --
                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series __________.

I hereby authorize The Bank of New York, Trustee to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Bank of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in Date ______________, 19__ all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  ----------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  ----------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name

Street Address

City, State and Zip Code

Salesman's Name ___________________________  Salesman's No.


                UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.


==============================================================================


                              MAIL TO YOUR BROKER
                                       OR
                              THE BANK OF NEW YORK
                      ATTN: UNIT INVESTMENT TRUST DIVISION
                               101 BARCLAY STREET
                            NEW YORK, NEW YORK 10286


C/M:  11939.0001 112677.4

                                INDEX


Title                                                            Page                        INSURED
                                                                                   MUNICIPAL SECURITIES TRUST
Summary of Essential Information..................................A-5                (Unit Investment Trust)
Information Regarding the Trust...................................A-7                      Prospectus
                                                                                           ----------
Financial and Statistical Information.............................A-8
Audit and Financial Information                                                     Dated:  October 31, 1996
  Report of Independent Accountants...............................F-1
  Statement of Net Assets.........................................F-2                       Sponsor:
  Statement of Operations.........................................F-3            Reich & Tang Distributors L.P.
  Statement of Changes in Net Assets..............................F-4                   600 Fifth Avenue
  Notes to Financial Statements...................................F-5               New York, New York  10020
  Portfolio.......................................................F-6                    (212) 830-5200
The Trust........................................................   1
Risk Considerations............................................... 15
Public Offering................................................... 50               (and for certain Trusts:)
Estimated Long Term Return and                                                     Gruntal & Co., Incorporated
  Estimated Current Return........................................ 52                    14 Wall Street
Rights of Certificateholders...................................... 53               New York, New York  10005
Tax Status........................................................ 55                     212-267-8800
Liquidity......................................................... 61
Total Reinvestment Plan........................................... 64                       Trustee:
Trust Administration.............................................. 68
Trust Expenses and Charges........................................ 72               The Chase Manhattan Bank
Exchange Privilege and Conversion                                                         770 Broadway
  Offer........................................................... 73               New York, New York  10003
Other Matters..................................................... 78                     800-882-9898
Description of Bond Ratings....................................... 78
Description of Rating on the Units................................ 79                          or

Parts A and B of this Prospectus do not                                               The Bank of New York
contain all of the information set forth in                                            101 Barclay Street
the registration statement and exhibits                                             New York, New York 10286
relating thereto, filed with the Securities                                               800-431-8002
and Exchange Commission, Washington, D.C.,
under the Securities Act of 1933, and to                                                   Evaluator:
which reference is made.
                                                                                            Kenny S&P
                              *   *   *                                                Evaluation Services
                                                                                           65 Broadway
                                                                                    New York, New York  10006



                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                     *   *   *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

C/M:  11939.0001 112677.4

                                    PART II

                      ADDITIONAL INFORMATION NOT REQUIRED
                                 IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet.
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Auditors.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of New Jersey Counsel (included in Exhibit 99.3.2).
Consents of the Evaluator and Confirmation of Ratings of Standard & Poor's
  Corporation (included in Exhibit 99.5.1).

The following exhibits:


99.1.1      --  Reference Trust Agreements including certain Amendments to the
                Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-50891 of Insured Municipal Securities Trust, New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11, respectively, on December 9, 1993, and incorporated herein by reference).

*99.1.2     --  Reference Trust Agreements including certain Amendments to the
                Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.2 to Post-Effective Amendment No. 4 to Form S-6 Registration Statement Nos. 33-45890 and 33-53124 of Insured Municipal Securities Trust, Series 29, New York
                Navigator Insured Series 11 & New Jersey Navigator Insured
                Series 8 and Series 30 & New York Navigator Insured Series 12, respectively, on October 29, 1996 and incorporated herein by reference).

99.1.1.1    --  Trust Indenture and Agreement for Insured Municipal
                Securities Trust, 47th Discount Series and Series 20 (and Subsequent Series) dated June 16, 1989 (filed as Exhibit 1.1.1 to PostEffective Amendment No. 7 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


99.1.3.4    --  Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
                99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6    --  Certificate of Incorporation of Gruntal & Co., Incorporated, as
                amended dated May 17, 1988 (filed as Exhibit 1.3.6 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement

--------

* Being filed by this Amendment.


                                      II-1
138866.1

                No. 33-28384 of Insured Municipal Securities Trust Series 20 on April 25, 1996 and incorporated herein by reference).

99.1.3.7   --   By-Laws of Gruntal & Co., Incorporated, as amended
                dated September 23, 1988 (filed as Exhibit 1.3.7 to
                Post-Effective Amendment No. 7 to Form S-6 Registration
                Statement No. 33-28384 of Insured Municipal Securities Trust,
                Series 20 on April 25, 1996 and incorporated herein by reference).

99.1.4     --   Form of Agreement Among Underwriters dated June 16,
                1989 (filed as Exhibit 1.4 to Post-Effective Amendment No. 7 to
                Registration Statement Nos. 33-29313 and 33-30144 of Municipal
                Securities Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).

99.1.5     --   Form of Insurance Policy of Financial Guaranty Insurance
                Company for Sponsor-Insured Bonds (filed as Exhibit 1.5 to
                Post-Effective Amendment No. 7 to Form S-6 Registration
                Statement No. 33-26426 of Insured Municipal Securities Trust,
                Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.1    --  Form of Insurance Policy of Bond Investors Guaranty for
                Sponsor-Insured Bonds (filed as Exhibit 1.5.1 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-26426 of Insured Municipal Securities Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.2    --  Form of Insurance Policy of Municipal Bond Investors Assurance
                Corporation (filed as Exhibit 1.5.2 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-26426 of Insured Municipal Securities Trust, Series 15 on April 25, 1996 and incorporated herein by reference)

99.2.1      --  Form of Certificate dated June 16, 1989 (filed as
                Exhibit 2.1 to Post-Effective Amendment No. 7 to Registration Statement Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).


99.3.1      --  Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-50891 of Insured Municipal Securities Trust, New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11, on December 9, 1993, and incorporated herein by reference).

*99.3.1.1   --  Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings
                "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust
                (filed as Exhibit 3.1.1 to Post-Effective Amendment No. 4 to
                Form S-6 Registration Statement Nos. 33-45890 and 33-53124 of
                Insured Municipal Securities Trust, Series 29, New York

--------

* Being filed by this amendment.


                                      II-2
138866.1

                Navigator Insured Series 11 & New Jersey Navigator Insured Series 8, and Series 30 & New York Navigator Insured Series 12, respectively, on October 29, 1996 and incorporated herein by reference).

99.3.2      --  Opinion of Freeman, Zeller & Bryant, Special New Jersey Counsel
                including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 3.2 to Amendment No. 1 to Form S-6 Registration Statement No. 33-50891 of Insured Municipal Securities Trust, New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11, on December 9, 1993, and incorporated herein by reference).

*99.3.2.1   --  Opinion of Freeman, Zeller & Bryant, Special New Jersey Counsel
                including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 3.2.1 to Post-Effective Amendment No. 4 to Form S-6 Registration
                Statement No. 33-45890 of Insured Municipal Securities Trust,
                Series 29, New York Navigator Insured Series 11 & New Jersey
                Navigator Insured Series 8, on October 29, 1996 and incorporated herein by reference).


*99.5.1     --  Consents of the Evaluator and Confirmation of Ratings of
                Standard & Poor's Corporation.


99.6.0      --  Power of Attorney of Reich & Tang Distributors L.P., the
                Depositor, by its officers and a majority of its Directors (filed as Exhibit 6.0 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).

99.6.1      --  Power of Attorney of Gruntal & Co., Incorporated, by
                its officers and a majority of its Directors dated May 18, 1989 (filed as Exhibit 6.1 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).

99.7.0      --  Form of Agreement Among Co-Sponsors dated June 9, 1989 (filed as Exhibit 7.0 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


*27         --  Financial Data Schedules (for EDGAR filing only).

--------

*        Being filed by this Amendment.



                                      II-3
138866.1

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, Series 29, New York Navigator Insured Series 11 & New Jersey Navigator Insured Series 8, Series 30 & New York Navigator Insured Series 12 and New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 1996.

                  INSURED MUNICIPAL SECURITIES TRUST, SERIES 29, NEW YORK NAVIGATOR INSURED SERIES 11 & NEW JERSEY NAVIGATOR INSURED SERIES 8, SERIES 30 & NEW YORK NAVIGATOR INSURED SERIES 12 AND NEW YORK NAVIGATOR INSURED SERIES 15 & NEW JERSEY NAVIGATOR INSURED SERIES 11
                           (Registrants)


                  GRUNTAL & CO., INCORPORATED
                           (Depositor)



                  By:      /s/LEE FENSTERSTOCK
                           Lee Fensterstock
                           (Authorized Signatory)


                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Gruntal & Co., Incorporated, the Depositor, in the capacities and on the dates indicated.

Name                             Title                                       Date


ROBERT P. RITTEREISER            Chief Executive Officer and                 )
                                 Chairman of the Board of                    )
                                 Directors                                   ) October 25, 1996
LEE FENSTERSTOCK                 President, Chief Operating                  )
                                 Officer, Chief Financial                    )
                                 Officer and Director                        ) By: /s/LEE FENSTERSTOCK
                                                                                   -------------------
JOANNE T. MARREN                 Executive Vice President,                   )     Lee Fensterstock
                                 General Counsel, Secretary                  )     Attorney-in-Fact*
                                 and Director                                )















---------------

* An executed copy of the power of attorney was filed as Exhibit 6.1 to Post-Effective Amendment No. 7 to Registration Statement No. 33-28384 on April 25, 1996.



                                      II-4
138866.1

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, Series 29, New York Navigator Insured Series 11 & New Jersey Navigator Insured Series 8, Series 30 & New York Navigator Insured Series 12 and New York Navigator Insured Series 15 & New Jersey Navigator Insured Series 11 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 1996.

                  INSURED MUNICIPAL SECURITIES TRUST, SERIES 29, NEW YORK NAVIGATOR INSURED SERIES 11 & NEW JERSEY NAVIGATOR INSURED SERIES 8, SERIES 30 & NEW YORK NAVIGATOR INSURED SERIES 12 AND NEW YORK NAVIGATOR INSURED SERIES 15 & NEW JERSEY NAVIGATOR INSURED SERIES 11
                           (Registrants)


                  REICH & TANG DISTRIBUTORS L.P.
                           (Depositor)

                  By:      Reich & Tang Asset Management, Inc.,
                           as general partner



                  By:      /s/PETER J. DEMARCO
                           Peter J. DeMarco
                           (Authorized Signatory)


                  Pursuant to the requirements of the Securities Act of 1933, this PostEffective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.

Name                             Title                                                  Date


PETER S. VOSS                    President, Chief Executive Officer                     )
                                 and Director                                           )
G. NEAL RYLAND                   Executive Vice President, Treasurer                    )  October 25, 1996
                                 and Chief Financial Officer                            )
EDWARD N. WADSWORTH              Clerk                                                  )
RICHARD E. SMITH III             Director                                               )By: /s/PETER J. DEMARCO
                                                                                             -------------------
STEVEN W. DUFF                   Director                                               )    Peter J. DeMarco
BERNADETTE N. FINN               Vice President                                         )    Attorney-in-Fact*
LORRAINE C. HYLSLER              Secretary                                              )
RICHARD DE SANCTIS               Vice President and Treasurer                           )




---------------



* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 on November 16, 1995.


                                      II-5
138866.1

Consent of Independent Accountants


     We hereby consent to the use in the Prospectus Part A constituting part of this Post- Effective Amendment to the registration statement on Form S-6 of our reports dated October 16, 1996, relating to the financial statements and financial highlights for the year ended June 30, 1996 of the Insured Municipal Securities Trust, Series 29, Insured Municipal Securities Trust, New York Navigator Insured Series 11, Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8, Insured Municipal Securities Trust, Series 30, Insured Municipal Securities Trust, New York Navigator Insured Series 12, Insured Municipal Securities Trust, New York Navigator Insured Series 15 and Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus Part B.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036
October 28, 1996

                         Independent Auditors' Consent





Re:  Insured Municipal Securities Trust, Series 29
     Insured Municipal Securities Trust, New York Navigator Insured Series 11 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8 Insured Municipal Securities Trust, Series 30
     Insured Municipal Securities Trust, New York Navigator Insured Series
     12 Insured Municipal Securities Trust, New York Navigator Insured
     Series 15 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11


        We consent to the incorporation by reference of our report dated September 15, 1995, with exception to note 7, as to which the date is September 28, 1995, on the statements of operations and changes in net assets for the subject trusts for each of the years in the two year period ended June 30, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.



                                                          KPMG Peat Marwick LLP

New York, New York
October 16, 1996